Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	SUPERIOR ENERGY SERVICES INC
Entity Central Index Key	0000886835
Document Type	8-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 80,274	$ 50,727	$ 206,505	$ 44,853
Accounts receivable, net of allowance for doubtful accounts of $17484 and $22,618 at December 31, 2011 and 2010, respectively	540,602	452,450
Prepaid expenses	34,037	25,828
Inventory and other current assets	228,309	235,047
Total current assets	883,222	764,052
Property, plant and equipment, net	1,507,368	1,313,150
Goodwill	581,379	588,000	482,480
Notes receivable	73,568	69,026
Equity-method investments	72,472	59,322
Intangible and other long-term assets, net	930,136	113,983
Total assets	4,048,145	2,907,533	2,516,665
Current liabilities:
Accounts payable	178,645	110,276
Accrued expenses	197,574	162,044
Income taxes payable	717	2,475
Deferred income taxes	831	29,353
Current portion of decommissioning liabilities	14,956	16,929
Current maturities of long-term debt	810	184,810
Total current liabilities	393,533	505,887
Deferred income taxes	297,458	223,936
Decommissioning liabilities	108,220	100,787
Long-term debt, net	1,685,087	681,635
Other long-term liabilities	110,248	114,737
Stockholders' equity:
Preferred stock of $0.01 par value. Authorized, 5,000,000 shares; none issued
Common stock of $0.001 par value. Authorized, 125,000,000 shares; issued and outstanding 80,425,443 and 78,951,053 shares at December 31, 2011 and 2010, respectively	80	79
Additional paid in capital	447,007	415,278
Accumulated other comprehensive loss, net	(26,936)	(25,700)
Retained earnings	1,033,448	890,894
Total stockholders' equity	1,453,599	1,280,551	1,178,045	1,254,273
Total liabilities and stockholders' equity	$ 4,048,145	$ 2,907,533

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Allowance for doubtful accounts	$ 17,484	$ 22,618
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	125,000,000	125,000,000
Common stock, shares issued	80,425,443	78,951,053
Common stock, shares outstanding	80,425,443	78,951,053

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Operations [Abstract]
Revenues	$ 1,964,332	$ 1,563,043	$ 1,320,641
Costs and expenses:
Cost of services, rentals, and sales (exclusive of items shown separately below)	1,046,409	848,492	751,530
Depreciation, depletion, amortization and accretion	244,915	208,097	193,992
General and administrative expenses	376,619	332,602	243,988
Reduction in value of assets			212,527
Income (loss) from operations	296,389	173,852	(81,396)
Other income (expense):
Interest expense, net of amounts capitalized	(72,994)	(56,480)	(49,702)
Interest income	6,226	5,135	926
Other income (expense)	(822)	825	571
Earnings (losses) from equity-method investments, net	16,394	8,245	(22,600)
Reduction in value of equity-method investment			(36,486)
Income (loss) from continuing operations before income taxes	245,193	131,577	(188,687)
Income taxes	85,804	45,431	(68,147)
Net income (loss) from continuing operations	159,389	86,146	(120,540)
Income (loss) from discontinued operations, net of income tax	(16,835)	(4,329)	18,217
Net income (loss)	$ 142,554	$ 81,817	$ (102,323)
Earnings Per Share, Basic [Abstract]
Income (loss) from continuing operations	$ 2	$ 1.09	$ (1.54)
Income (loss) from discontinued operations	$ (0.21)	$ (0.05)	$ 0.23
Net income (loss)	$ 1.79	$ 1.04	$ (1.31)
Earnings Per Share, Diluted [Abstract]
Income (loss) from continuing operations	$ 1.97	$ 1.08	$ (1.54)
Income (loss) from discontinued operations	$ (0.21)	$ (0.05)	$ 0.23
Net income (loss)	$ 1.76	$ 1.03	$ (1.31)
Weighted average common shares used in computing earnings per share:
Basic	79,654	78,758	78,171
Incremental common shares from stock options	1,271	840
Incremental common shares from restricted stock units	170	136
Diluted	81,095	79,734	78,171

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 142,554	$ 81,817	$ (102,323)
Disposition of hedging positions of equity-method investments, net of tax			(3,881)
Change in cumulative translation adjustment	(1,236)	(6,704)	17,526
Comprehensive income (loss)	$ 141,318	$ 75,113	$ (88,678)

Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Total	Preferred stock	Common stock	Additional paid-in capital	Accumulated other comprehensive income (loss), net	Retained earnings
Beginning Balance at Dec. 31, 2008	$ 1,254,273		$ 78	$ 375,436	$ (32,641)	$ 911,400
Beginning Balance, Shares at Dec. 31, 2008			78,028,072
Net income (loss)	(102,323)					(102,323)
Disposition of hedging positions of equity-method investments, net of tax	(3,881)				(3,881)
Foreign currency translation adjustment	17,526				17,526
Grant of restricted stock units	700			700
Restricted stock grant and compensation expense, net of forfeitures, value	5,838		1	5,837
Restricted stock grant and compensation expense, net of forfeitures, shares			305,182
Exercise of stock options, value	375			375
Exercise of stock options, shares	38,717		38,717
Tax benefit from exercise of stock options	170			170
Stock option compensation expense	2,401			2,401
Shares issued to pay performance share unit	920			920
Shares issued to pay performance share unit, shares			71,392
Shares issued under Employee Stock Purchase Plan, value	2,308			2,308
Shares issued under Employee Stock Purchase Plan, shares			133,360
Shares withheld and retired, value	(262)			(262)
Shares withheld and retired, shares			(17,373)
Ending Balance at Dec. 31, 2009	1,178,045		79	387,885	(18,996)	809,077
Ending Balance, Shares at Dec. 31, 2009			78,559,350
Net income (loss)	81,817					81,817
Foreign currency translation adjustment	(6,704)				(6,704)
Grant of restricted stock units	950			950
Restricted stock grant and compensation expense, net of forfeitures, value	11,367			11,367
Restricted stock grant and compensation expense, net of forfeitures, shares			342,694
Exercise of stock options, value	927			927
Exercise of stock options, shares	87,150		87,150
Tax benefit from exercise of stock options	560			560
Stock option compensation expense	15,493			15,493
Shares issued under Employee Stock Purchase Plan, value	2,233			2,233
Shares issued under Employee Stock Purchase Plan, shares			94,250
Shares withheld and retired, value	(4,137)			(4,137)
Shares withheld and retired, shares			(132,391)
Ending Balance at Dec. 31, 2010	1,280,551		79	415,278	(25,700)	890,894
Ending Balance, Shares at Dec. 31, 2010			78,951,053
Net income (loss)	142,554					142,554
Foreign currency translation adjustment	(1,236)				(1,236)
Grant of restricted stock units	1,140			1,140
Restricted stock grant and compensation expense, net of forfeitures, value	5,996			5,996
Restricted stock grant and compensation expense, net of forfeitures, shares			541,425
Exercise of stock options, value	10,263		1	10,262
Exercise of stock options, shares	876,435		876,435
Tax benefit from exercise of stock options	9,004			9,004
Stock option compensation expense	3,348			3,348
Shares issued to pay performance share unit	2,759			2,759
Shares issued to pay performance share unit, shares			67,288
Shares issued under Employee Stock Purchase Plan, value	2,594			2,594
Shares issued under Employee Stock Purchase Plan, shares			75,745
Share issuance cost	(335)			(335)
Shares withheld and retired, value	(3,039)			(3,039)
Shares withheld and retired, shares			(86,503)
Ending Balance at Dec. 31, 2011	$ 1,453,599		$ 80	$ 447,007	$ (26,936)	$ 1,033,448
Ending Balance, Shares at Dec. 31, 2011			80,425,443

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 142,554	$ 81,817	$ (102,323)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion, amortization and accretion	257,313	220,835	207,114
Deferred income taxes	48,073	8,276	(74,704)
Excess tax benefit from stock-based compensation	(9,004)	(560)	(170)
Reduction in value of assets	46,096	32,004	212,527
Reduction in value of equity-method investments			36,486
Stock based and performance share unit compensation expense	14,032	27,207	11,785
Retirement and deferred compensation plans expense	1,990	4,825	1,550
(Earnings) losses from equity-method investments, net of cash received	(13,152)	2,905	28,606
Amortization of debt acquisition costs and note discount	25,178	23,954	21,744
Gain on sale of businesses	(8,558)	(1,083)	(2,084)
Other reconciling items, net	(6,426)	(4,708)
Changes in operating assets and liabilities, net of acquisitions and dispositions:
Accounts receivable	(86,814)	(89,800)	25,609
Inventory and other current assets	2,182	85,687	(51,320)
Accounts payable	40,289	20,303	(24,637)
Accrued expenses	24,961	14,754	(41,264)
Decommissioning liabilities	(504)	(1,759)
Income taxes	(1,378)	10,510	(2,301)
Other, net	15,972	20,806	29,485
Net cash provided by operating activities	492,804	455,973	276,103
Cash flows from investing activities:
Payments for capital expenditures	(484,648)	(323,244)	(286,277)
Acquisitions of businesses, net of cash acquired	(1,748)	(276,077)	(1,247)
Proceeds from sale of businesses	22,349	5,250	7,716
Change in restricted cash held for acquisition of a business	(785,280)
Purchases of short-term investments	(223,491)
Proceeds from sale of short-term investments	223,630
Cash contributed to equity-method investment			(8,694)
Other	(721)	(9,402)	(3,769)
Net cash used in investing activities	(1,249,909)	(603,473)	(292,271)
Cash flows from financing activities:
Net (payments) borrowings from revolving line of credit	(100,000)	(2,000)	177,000
Proceeds from issuance of long-term debt	1,300,000
Principal payments of long-term debt	(400,810)	(810)	(810)
Payment of debt issuance costs	(24,428)	(5,182)	(2,308)
Proceeds from exercise of stock options	10,263	927	375
Excess tax benefit from stock-based compensation	9,004	560	170
Proceeds from issuance of stock through employee benefit plans	2,206	1,891	1,958
Other	(9,662)	(3,443)
Net cash provided by (used in) financing activities	786,573	(8,057)	176,385
Effect of exchange rate changes on cash	79	(221)	1,435
Net increase (decrease) in cash and cash equivalents	29,547	(155,778)	161,652
Cash and cash equivalents at beginning of year	50,727	206,505	44,853
Cash and cash equivalents at end of year	$ 80,274	$ 50,727	$ 206,505

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
(1)	Summary of Significant Accounting Policies

(a)	Basis of Presentation

The consolidated financial statements include the accounts of Superior Energy Services, Inc. and subsidiaries (the Company). All significant intercompany accounts and transactions are eliminated in consolidation.

(b)	Reclassifications

In the first quarter of 2012, the Company sold the 18 liftboats and related assets comprising its Marine segment, as well as a derrick barge from its Subsea and Well Enhancement segment. Beginning the first quarter of 2012, all of the operations related to these assets, as well as any resulting gain or loss recognized from the dispositions, will be reported as discontinued operations, net of tax in the consolidated financial statements. We have also reported the prior period operations related to these assets as discontinued operations retrospectively for all periods presented. See Note 4 – Discontinued Operations for more information. Certain previously reported amounts have been reclassified to conform to the 2011 presentation.

(c)	Business

The Company is a leading provider of specialized oilfield services and equipment focusing on serving the production and drilling-related needs of oil and gas companies. The Company provides most of the products and services necessary to maintain, enhance and extend producing wells, as well as plug and abandonment services at the end of their life cycle.

(d)	Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make significant estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Major Customers and Concentration of Credit Risk

The majority of the Company’s business is conducted with major and independent oil and gas exploration companies. The Company evaluates the financial strength of its customers and provides allowances for probable credit losses when deemed necessary.

The market for the Company’s services and products is the oil and gas industry in the United States and select international market areas. Oil and gas companies make capital expenditures on exploration, drilling and production operations. The level of these expenditures historically has been characterized by significant volatility.

The Company derives a large amount of revenue from a small number of major and independent oil and gas companies. In 2011 and 2010, no single customer accounted for more than 10% of total revenue. In 2009 Chevron accounted for approximately 15%, Apache accounted for approximately 13% and BP accounted for approximately 11% of total revenue, primarily related to our Subsea and Well Enhancement segment.

In addition to trade receivables, other financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and derivative instruments used in hedging activities. The Company periodically evaluates the creditworthiness of financial institutions that may serve as a counterparty. The financial institutions in which the Company transacts business are large, investment grade financial institutions which are “well-capitalized” under applicable regulatory capital adequacy guidelines, thereby minimizing its exposure to credit risks for deposits in excess of federally insured amounts and for failure to perform as the counterparty on interest rate swap agreements.

(f)	Cash Equivalents

The Company considers all short-term investments with a maturity of 90 days or less when purchased to be cash equivalents.

(g)	Accounts Receivable and Allowances

Trade accounts receivable are recorded at the invoiced amount or the earned amount but not yet invoiced and do not bear interest. The Company maintains allowances for estimated uncollectible receivables including bad debts and other items. The allowance for doubtful accounts is based on the Company’s best estimate of probable uncollectible amounts in existing accounts receivable. The Company determines the allowance based on historical write-off experience and specific identification.

(h)	Inventory and Other Current Assets

Inventories are stated at the lower of cost or market. Cost is determined using the first-in, first-out (FIFO) or weighted-average cost methods for finished goods and work-in-process. Supplies and consumables consist principally of products used in our services provided to customers.

Inventory and other current assets include approximately $83.1 million and $70.0 million of inventory at December 31, 2011 and 2010, respectively. Our inventory balance at December 31, 2011 consisted of approximately $39.0 million of finished goods, $2.3 million of work-in-process, $5.4 million of raw materials and $36.4 million of supplies and consumables. Our inventory balance at December 31, 2010 consisted of $31.4 million of finished goods, $1.4 million of work-in-process, $2.2 million of raw materials and $35.0 million of supplies and consumables.

Additionally, inventory and other current assets include approximately $133.4 million and $146.9 million of costs incurred and estimated earnings in excess of billings on uncompleted contracts at December 31, 2011 and 2010, respectively. The Company follows the percentage-of-completion method of accounting for applicable contracts.

(i)	Property, Plant and Equipment

Property, plant and equipment are stated at cost, except for assets acquired using purchase accounting, which are recorded at fair value as of the date of acquisition. With the exception of the Company’s larger marine vessels, depreciation is computed using the straight line method over the estimated useful lives of the related assets as follows:

Buildings and improvements	3 to 40 years
Marine vessels and equipment	5 to 25 years
Machinery and equipment	2 to 20 years
Automobiles, trucks, tractors and trailers	3 to 5 years
Furniture and fixtures	2 to 10 years

The Company’s larger marine vessels are depreciated using the units-of-production method based on the utilization of the vessels and are subject to a minimum amount of annual depreciation. The units-of-production method is used for these assets because depreciation occurs primarily through use rather than through the passage of time.

The Company follows the successful efforts method of accounting for its investment in oil and natural gas properties. Under the successful efforts method, the costs of successful exploratory wells and leases containing productive reserves are capitalized. Costs incurred to drill and equip developmental wells, including unsuccessful development wells, are capitalized. Other costs such as geological and geophysical costs and the drilling costs of unsuccessful exploratory wells are expensed. Leasehold and well costs are depleted on a units-of-production basis based on the estimated remaining equivalent proved oil and gas reserves of each field.

The Company capitalizes interest on the cost of major capital projects during the active construction period. Capitalized interest is added to the cost of the underlying assets and is amortized over the useful lives of the assets. The Company capitalized approximately $7.1 million, $2.7 million and $2.9 million in 2011, 2010 and 2009, respectively, of interest for various capital projects.

In accordance with authoritative guidance on property, plant and equipment, long-lived assets, such as property, plant and equipment and purchased intangibles subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of assets to be held and used is assessed by a comparison of the carrying amount of such assets to their fair value calculated, in part, by the estimated undiscounted future cash flows expected to be generated by the assets. Cash flow estimates are based upon, among other things, historical results adjusted to reflect the best estimate of future market rates, utilization levels, and operating performance. Estimates of cash flows may differ from actual cash flows due to, among other things, changes in economic conditions or changes in an asset’s operating performance. The Company’s assets are grouped by subsidiary or division for the impairment testing, except for liftboats, which are grouped together by leg length. These groupings represent the lowest level of identifiable cash flows. The Company has long-lived assets, such as facilities, utilized by multiple operating divisions that do not have identifiable cash flows. Impairment testing for these long-lived assets is based on the consolidated entity. If the assets’ fair value is less than the carrying amount of those items, impairment losses are recorded in the amount by which the carrying amount of such assets exceeds the fair value. Assets to be disposed of are reported at the lower of the carrying amount or fair value less estimated costs to sell. The net carrying value of assets not fully recoverable is reduced to fair value. The estimate of fair value represents the Company’s best estimate based on industry trends and reference to market transactions and is subject to variability. The oil and gas industry is cyclical and these estimates of the period over which future cash flows will be generated, as well as the predictability of these cash flows, can have a significant impact on the carrying values of these assets and, in periods of prolonged down cycles, may result in impairment charges.

As a result of pursuing strategic alternatives, the Company entered into an agreement dated February 22, 2012 to sell its Marine segment. As such, the Company concluded that indicators of impairment existed and therefore conducted a fair value assessment of the liftboats at December 31, 2011. This valuation included two components: estimated undiscounted cash flows and indicated valuation evidenced by tenders from prospective buyers. A weighted average was applied to the two components to obtain an estimate of the fair market value of the liftboats. Based on this valuation analysis, the Company determined that the liftboats had a fair market value that was approximately $35.8 million less than their carrying value. Therefore, a reduction in the value of assets (property, plant and equipment) was recorded for approximately $35.8 million, which is included in discontinued operations on the consolidated statement of operations. On March 30, 2012, the Company sold the 18 liftboats and related assets that comprised its Marine segment.

For the year ended December 31, 2010, the Company recorded a reduction in the value of assets totaling $32.0 million in connection with liftboat components primarily related to the two partially completed liftboats, which is included in discontinued operations on the consolidated statements of operations. For the year ended December 31, 2009, the Company recorded approximately $119.8 million reduction in the value of assets, related to property, plant and equipment, due to the decline in the U.S. land market area.

(j)	Goodwill

In accordance with authoritative guidance on intangible assets, goodwill is tested for impairment annually as of December 31 or on an interim basis if events or circumstances indicate that the fair value of the asset has decreased below its carrying value. In order to estimate the fair value of the reporting units (which is consistent with the reported business segments), the Company used a weighting of the discounted cash flow method and the public company guideline method of determining fair value of each reporting unit. The Company weighted the discounted cash flow method 80% and the public company guideline method 20% due to differences between the Company’s reporting units and the peer companies’ size, profitability and diversity of operations. In order to validate the reasonableness of the estimated fair values obtained for the reporting units, a reconciliation of fair value to market capitalization was performed for each unit on a standalone basis. A control premium, derived from market transaction data, was used in this reconciliation to ensure that fair values were reasonably stated in conjunction with the Company’s capitalization. These fair value estimates were then compared to the carrying value of the reporting units. No impairment loss was recognized during the years ended December 31, 2010 and 2009, as the fair value of the reporting unit exceeded the carrying amount. A significant amount of judgment was involved in performing these evaluations since the results are based on estimated future events.

The Company completed its assessment at December 31, 2011 to determine whether goodwill was impaired and as a result determined that it was more likely than not that the fair value of the former Marine segment was less than its carrying amount, indicating that goodwill was potentially impaired. As a result, the Company initiated the second step of the goodwill impairment test which involved calculating the implied fair value of the goodwill by allocating the fair value of the former Marine segment to all of the assets and liabilities other than goodwill and comparing it to the carrying amount of goodwill. The Company determined that the implied fair value of the goodwill for the former Marine segment was less than its carrying value and fully wrote-off the goodwill balance of $10.3 million, which was recorded as a reduction in the value of assets within income (loss) from discontinued operations on the consolidated statement of operations.

The following table summarizes the activity for the Company’s goodwill for the years ended December 31, 2011 and 2010 (amounts in thousands):

	Subsea and Well Enhancement	Drilling Products and Services	Marine	Total
Balance, December 31, 2009	$332,111	$139,436	$10,933	$482,480
Acquisition activities	93,650	—	—	93,650
Disposition activities	—	—	(80)	(80)
Additional consideration paid for prior acquisitions	14,029	1,000	—	15,029
Foreign currency translation adjustment	(2,106)	(973)	—	(3,079)

Balance, December 31, 2010	$437,684	$139,463	$10,853	$588,000

Acquisition activities	3,563	—	—	3,563
Disposition activities	—	—	(519)	(519)
Reduction in value of asset	—	—	(10,334)	(10,334)
Additional consideration paid for prior acquisitions	—	1,000	—	1,000
Foreign currency translation adjustment	(296)	(35)	—	(331)

Balance, December 31, 2011	$440,951	$140,428	$—	$581,379

If, among other factors, (1) the Company’s market capitalization declines and remains below its stockholders’ equity, (2) the fair value of the reporting units decline, or (3) the adverse impacts of economic or competitive factors are worse than anticipated, the Company could conclude in future periods that impairment losses are required.

(k)	Notes Receivable

Notes receivable consist of a commitment from the seller of oil and gas properties towards the abandonment of the acquired property. Pursuant to an agreement with the seller, the Company will invoice the seller an agreed upon amount at the completion of certain decommissioning activities. The gross amount of this note totaled $115.0 million and is recorded at present value using an effective interest rate of 6.58%. The related discount is amortized to interest income based on the expected timing of the platform’s removal. The Company recorded interest income related to notes receivable of $4.5 million for each of the years ended December 31, 2011 and 2010.

(l)	Intangible and Other Long-Term Assets

Intangible and other long-term assets consist of the following at December 31, 2011 and 2010 (amounts in thousands):

	December 31, 2011			December 31, 2010
	Gross Amount	Accumulated Amortization	Net Balance	Gross Amount	Accumulated Amortization	Net Balance
Customer relationships	$23,707	$(6,144)	$17,563	$23,306	$(4,317)	$18,989
Tradenames	18,005	(2,706)	15,299	17,924	(1,622)	16,302
Non-compete agreements	1,697	(1,126)	571	1,320	(1,211)	109
Debt issuance costs	41,449	(10,039)	31,410	25,886	(14,412)	11,474
Deferred compensation plan assets	10,598	—	10,598	10,820	—	10,820
Escrowed cash	50,196	—	50,196	33,013	—	33,013
Restricted cash and	785,280	—	785,280	—	—	—
cash equivalents
Long-term assets held as major replacement spares	13,806	—	13,806	19,999	—	19,999
Other	6,018	(605)	5,413	3,780	(503)	3,277

Total	$950,756	$(20,620)	$930,136	$136,048	$(22,065)	$113,983

Customer relationships, tradenames, and non-compete agreements are amortized using the straight line method over the life of the related asset with weighted average useful lives of 13 years, 17 years, and 3 years, respectively. Debt issuance costs are amortized primarily using the effective interest method over the life of the related debt agreements with a weighted average useful life of 9 years. Amortization of debt issuance costs is recorded in interest expense. Amortization expense (exclusive of debt issuance costs) was approximately $3.4 million, $3.3 million and $4.3 million for the years ended December 31, 2011, 2010 and 2009, respectively. Estimated annual amortization of intangible assets (exclusive of debt acquisition costs) will be approximately $3.4 million for 2012, $3.3 million for 2013, $3.2 million for 2014, $3.0 million for 2015 and $2.9 million for 2016, excluding the effects of any acquisitions or dispositions subsequent to December 31, 2011.

In connection with the issuance of the Company’s $800 million of 7 1/8% unsecured senior notes due 2021, certain restrictions were placed on the proceeds from the issuance of these notes. These restrictions limit the Company to use the proceeds, net of fees and expenses from the issuance, for the acquisition of Complete Production Services, Inc. (NYSE: CPX) (Complete). At December 31, 2011, the Company held $785.3 million in other long-term assets as net proceeds from the issuance of these notes (see note 8), which were used to partially fund the acquisition of Complete on February 7, 2012.

As a result of the annual review for impairment of long-lived assets in accordance with authoritative guidance, the Company recorded approximately $92.7 million as a reduction in the value of intangible assets during the year ended December 31, 2009.

(m)	Decommissioning Liabilities

The Company records estimated future decommissioning liabilities in accordance with the authoritative guidance related to asset retirement obligations (decommissioning liabilities), which requires entities to record the fair value of a liability for an asset retirement obligation in the period in which it is incurred, with a corresponding increase in the carrying amount of the related long-lived asset. Subsequent to initial measurement, the decommissioning liability is required to be accreted each period to present value. The Company’s decommissioning liabilities associated with the Bullwinkle platform and its related assets consist of costs related to the plugging of wells, the removal of the related facilities and equipment, and site restoration.

Whenever practical, the Company utilizes its own equipment and labor services to perform well abandonment and decommissioning work. When the Company performs these services, all recorded intercompany revenues and related costs of services are eliminated in the consolidated financial statements. The recorded decommissioning liability associated with a specific property is fully extinguished when the property is abandoned. The recorded liability is first reduced by all cash expenses incurred to abandon and decommission the property. If the recorded liability exceeds (or is less than) the Company’s total costs, then the difference is reported as income (or loss) within revenue during the period in which the work is performed. The Company reviews the adequacy of its decommissioning liabilities whenever indicators suggest that the estimated cash flows needed to satisfy the liability have changed materially. The Company reviews its estimates for the timing of these expenditures on a quarterly basis.

In connection with the acquisition of Superior Completion Services in 2010, the Company assumed approximately $10.0 million of decommissioning liabilities associated with restoring two chartered vessels to the original condition in which they were received.

The following table summarizes the activity for the Company’s decommissioning liabilities for the years ended December 31, 2011 and 2010 (amounts in thousands):

	2011	2010
Decommissioning liabilities, December 31, 2010 and 2009, respectively	$117,716	$—
Liabilities acquired and incurred	—	136,559
Liabilities settled	(504)	(1,759)
Accretion	6,752	7,018
Revision in estimated liabilities	(788)	(24,102)

Total decommissioning liabilities, December 31, 2011 and 2010, respectively	123,176	117,716
Less: current portion of decommissioning liabilities at December 31, 2011 and 2010, respectively	14,956	16,929

Long-term decommissioning liabilities, December 31, 2011 and 2010, respectively	$108,220	$100,787

(n)	Revenue Recognition

Products and services are generally sold based upon purchase orders or contracts with customers that include fixed or determinable prices. Revenue is recognized when services or equipment are provided and collectability is reasonably assured. The Company contracts for subsea and well enhancement projects either on a day rate or turnkey basis, with a vast majority of its projects conducted on a day rate basis. The Company’s drilling products and services are billed on a day rate basis, and revenue from the sale of equipment is recognized when the title to the equipment has been transferred. Reimbursements from customers for the cost of drilling products and services that are damaged or lost down-hole are reflected as revenue at the time of the incident. The Company accounted for the revenue and related costs on a large-scale platform decommissioning contract on the percentage-of-completion method utilizing costs incurred as a percentage of total estimated costs (see note 5). The Company recognizes oil and gas revenue from its interests in producing wells as oil and natural gas is sold.

(o)	Taxes Collected from Customers

In accordance with authoritative guidance related to taxes collected from customers and remitted to governmental authorities, the Company elected to net taxes collected from customers against those remitted to government authorities in the financial statements consistent with the historical presentation of this information.

(p)	Income Taxes

The Company accounts for income taxes and the related accounts under the asset and liability method. Deferred income taxes reflect the impact of temporary differences between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws and rates that are in effect when the temporary differences are expected to reverse. The effect of a change in tax rates on the deferred income taxes is recognized in income in the period in which the change occurs. A valuation allowance is recorded when management believes it is more likely than not that at least some portion of any deferred tax asset will not be realized.

The Company has adopted authoritative guidance surrounding accounting for uncertainty in income taxes. It is the Company’s policy to recognize interest and applicable penalties related to uncertain tax positions in income tax expense.

(q)	Earnings (Loss) per Share

Basic earnings (loss) per share is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed in the same manner as basic earnings per share except that the denominator is increased to include the number of additional common shares that could have been outstanding assuming the exercise of stock options and restricted stock units and the potential shares that would have a dilutive effect on earnings per share using the treasury stock method.

Stock options and restricted stock units for approximately 540,000, 1,650,000 and 1,180,000 shares were excluded in the computation of diluted earnings per share for the years ended December 31, 2011, 2010 and 2009, respectively, as the effect would have been anti-dilutive.

(r)	Discontinued Operations

The Company classifies assets and liabilities of a disposal group as held for sale and discontinued operations if the following criteria are met: (1) management, with appropriate authority, commits to a plan to sell a disposal group; (2) the asset is available for immediate sale in its current condition; (3) an active program to locate a buyer and other actions to complete the sale have been initiated; (4) the sale is probable; (5) the disposal group is being actively marketed for sale at a reasonable price; and (6) actions required to complete the plan of sale indicate it is unlikely that significant changes to the plan of sale will occur or that the plan will be withdrawn. Once deemed held for sale, the Company no longer depreciates the assets of the disposal group. Upon sale, the Company calculates the gain or loss associated with the disposition by comparing the carrying value of the assets less direct costs of the sale with the proceeds received. In the consolidated statement of operations income (loss) from discontinued operations are presented, net of tax effect, as a separate caption below net income from continuing operations.

(s)	Fair Value Measurements

The Company follows authoritative guidance for fair value measurements relating to financial and nonfinancial assets and liabilities, including presentation of required disclosures herein. This guidance establishes a fair value framework requiring the categorization of assets and liabilities into three levels based upon the assumptions (inputs) used to price the assets and liabilities. Level 1 provides the most reliable measure of fair value, whereas Level 3 generally requires significant management judgment. The three levels are defined as follows:

Level 1: Unadjusted quoted prices in active markets for identical assets and liabilities;

Level 2: Observable inputs other than those included in Level 1 such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical assets or liabilities in inactive markets or model-derived valuations or other inputs that can be corroborated by observable market data; and

Level 3: Unobservable inputs reflecting management’s own assumptions about the inputs used in pricing the asset or liability.

(t)	Financial Instruments

The fair value of the Company’s financial instruments of cash equivalents, accounts receivable, accounts payable, accrued expenses and revolving credit facility approximates their carrying amounts due to their short maturity or market interest rates. The fair value of the Company’s debt was approximately $1,749.8 million and $902.5 million at December 31, 2011 and 2010, respectively. The fair value of these debt instruments is determined by reference to the market value of the instrument as quoted in an over-the-counter market.

(u)	Foreign Currency

Results of operations for foreign subsidiaries with functional currencies other than the U.S. dollar are translated using average exchange rates during the period. Assets and liabilities of these foreign subsidiaries are translated using the exchange rates in effect at the balance sheet dates, and the resulting translation adjustments are reported as accumulated other comprehensive income (loss) in the Company’s stockholders’ equity.

For international subsidiaries where the functional currency is the U.S. dollar, financial statements are remeasured into U.S. dollars using the historical exchange rate for most of the long-term assets and liabilities and the balance sheet date exchange rate for most of the current assets and liabilities. An average exchange rate is used for each period for revenues and expenses. These transaction gains and losses, as well as any other transactions in a currency other than the functional currency, are included in general and administrative expenses in the consolidated statements of operations in the period in which the currency exchange rates change. For the years ended December 31, 2011, 2010 and 2009 the Company recorded approximately $1.4 million, $1.6 million and $3.5 million of foreign currency gains, respectively.

(v)	Stock-Based Compensation

In accordance with authoritative guidance related to stock compensation, the Company records compensation costs relating to share-based payment transactions and includes such costs in general and administrative expenses in the statement of operations. The cost is measured at the grant date, based on the calculated fair value of the award, and is recognized as an expense over the employee’s requisite service period (generally the vesting period of the equity award). Excess tax benefits of awards that are recognized in equity related to stock option exercises and restricted stock vesting are reflected as financing cash flows.

(w)	Derivative Instruments and Hedging Activities

The Company recognizes all derivative instruments as either assets or liabilities in the balance sheet at their respective fair values. Interest rate swap agreements that are effective at hedging the fair value of fixed-rate debt agreements are designated and accounted for as fair value hedges. The Company also assesses, both at inception of the hedging relationship and on an ongoing basis, whether the derivatives used in hedging relationships are highly effective in offsetting changes in fair value.

In an attempt to achieve a more balanced debt portfolio, the Company entered into an interest rate swap in March 2010. Under this agreement, the Company is entitled to receive semi-annual interest payments at a fixed rate of 6 7/8% per annum and is obligated to make quarterly interest payments at a variable rate. At December 31, 2011, the Company had fixed-rate interest on approximately 87% of its long-term debt. As of December 31, 2011, the Company had a notional amount of $150 million related to this interest rate swap with a variable interest rate, which is adjusted every 90 days, based on LIBOR plus a fixed margin.

From time to time, the Company may enter into forward foreign exchange contracts to hedge the impact of foreign currency fluctuations. The Company does not enter into forward foreign exchange contracts for trading purposes. During the years ended December 31, 2011 and 2009, the Company did not hold any foreign currency forward contracts. During the year ended December 31, 2010, the Company held foreign currency forward contracts outstanding in order to hedge exposure to currency fluctuations. These contracts are not designated as hedges, for hedge accounting treatment, and were marked to fair market value each period and changes in fair value were recognized in earnings.

(x)	Equity –Method Investments

Investments in entities that are not controlled by the Company, but where the Company has the ability to exercise significant influence over the operations, are accounted for using the equity-method. The Company’s share of the income or losses of these entities is reflected as earnings or losses from equity-method investments in its consolidated statements of operations.

(y)	Self Insurance Reserves

The Company is self insured, through deductibles and retentions, up to certain levels for losses related to workers’ compensation, third party liability insurances, property damage, and group medical. With the Company’s growth, the Company has elected to retain more risk by increasing its self insurance. The Company accrues for these liabilities based on estimates of the ultimate cost of claims incurred as of the balance sheet date. The Company regularly reviews the estimates of reported and unreported claims and provides for losses through reserves. The Company obtains actuarial reviews to evaluate the reasonableness of internal estimates for losses related to workers’ compensation and group medical on an annual basis.

(z)	Subsequent Events

In accordance with authoritative guidance, the Company has updated its evaluation and disclosed throughout the notes to the consolidated financial statements all material subsequent events that occurred after the balance sheet date, but before financial statements were reissued.

(aa)	Recently Issued Accounting Pronouncements

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, “Presentation of Comprehensive Income” (“ASU 2011-05”). The amendments in ASU 2011-05 allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both instances, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments in ASU 2011-05 do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. However, in December 2011, the FASB issued Accounting Standards Update No. 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (“ASU 2011-12”), which deferred the guidance on whether to require entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement where net income is presented and the statement where other comprehensive income is presented for both interim and annual financial statements. ASU 2011-12 reinstated the requirements for the presentation of reclassifications that were in place prior to the issuance of ASU 2011-05 and did not change the effective date for ASU 2011-05. For public entities, the amendments in ASU 2011-05 and ASU 2011-12 are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and should be applied retrospectively. The Company retrospectively adopted this guidance which changed the Company’s financial statement presentation of comprehensive income but did not impact the consolidated financial position or results of operations.

In September 2011, the FASB issued ASU No. 2011-08, “Intangibles – Goodwill and Other” (“ASU 2011-08”). ASU 2011-08 allows a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount before applying the two-step goodwill impairment test. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, then the two-step impairment test would be performed. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, and early adoption is permitted. This update changed the process the Company used to test goodwill for impairment, but did not have a material impact on its consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). This newly issued accounting standard requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position as well as instruments and transactions executed under a master netting or similar arrangement and was issued to enable users of financial statements to understand the effects or potential effects of those arrangements on its financial position. This ASU is required to be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. As this accounting standard only requires enhanced disclosure, the adoption of this standard is not expected to have an impact on our consolidated financial position or results of operations.

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
(2)	Supplemental Cash Flow Information

The following table includes the Company’s supplemental cash flow information for the years ended December 31, 2011, 2010 and 2009 (amounts in thousands):

	2011	2010	2009
Cash paid for interest, net of amounts capitalized	$39,539	$34,034	$28,833

Cash paid for income taxes	$22,320	$25,435	$16,434

Details of business acquisitions:
Fair value of assets	$8,650	$515,767	$1,247
Fair value of liabilities	(6,902)	(228,417)	—

Cash paid	1,748	287,350	1,247
Less cash acquired	—	(11,273)	—

Net cash paid for acquisitions	$1,748	$276,077	$1,247

Details of proceeds from sale of businesses:
Book value of assets	$13,791	$4,236	$5,632
Book value of liabilities	—	81	—
Receivable due from sale	—	(150)	—
Gain on sale of business	8,558	1,083	2,084

Proceeds from sale of businesses	$22,349	$5,250	$7,716

Non-cash investing activity:
Long term payable on vessel construction	$—	$—	$5,000

Capital expenditures included in accounts payable	$23,053	$—	$—

Additional consideration payable on acquisitions	$—	$—	$484

Non-cash financing activity:
Share settlement for employee tax liability	$—	$3,093	$—

	`

Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Acquisitions
(3)	Acquisitions

In September 2011, the Company acquired 100% of the equity interest in a pressure pumping company based in Brazil in order to expand the breadth of services offered in Brazil. The Company paid approximately $0.5 million at closing, with an additional $5.8 million payable after the settlement of certain liabilities and administrative formalities. Identifiable intangible assets include goodwill of $3.6 million, all of which was assigned to the Company’s Subsea and Well Enhancement segment.

In August 2010, the Company acquired certain assets (operating as Superior Completion Services) from subsidiaries of Baker Hughes Incorporated (Baker Hughes) for approximately $54.3 million. The assets purchased were used in Baker Hughes’ Gulf of Mexico stimulation and sand control business.

In January 2010, the Company acquired 100% of the equity interest of Hallin Marine Subsea International Plc (Hallin) for approximately $162.3 million. Additionally, the Company repaid approximately $55.5 million of Hallin’s debt. Hallin is an international provider of integrated subsea services and engineering solutions, focused on installing, maintaining and extending the life of subsea wells. Hallin operates in international offshore oil and gas markets with offices and facilities located in Singapore, Indonesia, Australia, Scotland and the United States.

In January 2010, Wild Well Control, Inc. (Wild Well), a wholly-owned subsidiary of the Company, acquired 100% ownership of Shell Offshore, Inc.’s Gulf of Mexico Bullwinkle platform and its related assets and assumed the related decommissioning obligation. Immediately after Wild Well acquired these assets, it conveyed an undivided 49% interest in these assets and the related well plugging and abandonment obligations to Dynamic Offshore Holding, LP (Dynamic Offshore), which operates these assets. Additionally, Dynamic Offshore will pay Wild Well to extinguish its 49% portion of the well plugging and abandonment obligation (see note 5).

The Company has an off-balance sheet financing arrangement for additional consideration that may be payable as a result of the future operating performance of an acquisition. At December 31, 2011, the maximum additional contingent consideration payable was approximately $3.0 million and will be determined and payable through 2012. Since this acquisition occurred before the Company adopted the revised authoritative guidance for business combinations, these amounts are not classified as liabilities and are not reflected in the Company’s financial statements until the amounts are fixed and determinable. The Company paid additional consideration of approximately $1.2 million for the year ended December 31, 2011, as a result of prior acquisitions. Of the consideration paid, $1.0 million was capitalized during the year ended December 31, 2011 and $0.2 million had been capitalized and accrued during 2010.

Subsequent Event

On February 7, 2012, the Company acquired Complete Production Services, Inc. (“Complete”) in a cash and stock merger transaction valued at approximately $2,914.8 million. Complete focuses on providing specialized completion and production services and products that help oil and gas companies develop hydrocarbon reserves, reduce costs and enhance production. Complete’s operations are located throughout the United States and Mexico. The acquisition of Complete substantially expanded the size and scope of services of the Company. Management believes that the acquisition positions the combined company to be better equipped to compete with the larger oilfield service companies and to expand internationally. Subsequent to this acquisition, all of Complete’s operations will be reported in the Subsea and Well Enhancement segment.

Pursuant to the merger agreement, Complete stockholders received 0.945 of a share of the Company’s common stock and $7.00 cash for each share of Complete’s common stock outstanding at the time of the acquisition. In total, the Company paid approximately $553.3 million in cash and issued approximately 74.7 million shares valued at approximately $2,308.2 million (based on the closing price of the Company’s common stock on the acquisition date of $30.90). Additionally, the Company paid $676.0 million, inclusive of a $26.0 million prepayment premium, to redeem Complete’s $650 million 8.0% senior notes. The Company also assumed all outstanding stock options and shares of non-vested restricted stock held by Complete’s employees and directors at the time of acquisition.

Complete’s stock options and shares of restricted stock outstanding at closing were converted into the Company’s options and restricted stock using a conversion ratio of 1.1999. The estimated fair value associated with the Company’s options issued in exchange for Complete’s options was approximately $58.1 million based on a Black-Scholes valuation model. $56.6 million of this value was attributable to service rendered prior to the date of acquisition, of which $52.7 million was recorded as part of the consideration transferred and $3.9 million was recorded as an expense. The remaining $1.5 million will be expensed over the remaining service term of the replacement stock option awards. In addition, $0.6 million of replacement restricted stock awards was attributable to service rendered prior to the date of acquisition and recorded as part of the consideration transferred. An additional $18.2 million will be expensed over the remaining service term of the replacement restricted stock awards.

The transaction is accounted for using the acquisition method of accounting which requires that, among other things, assets acquired and liabilities assumed be recorded at their fair values as of the acquisition date. The Company has not finalized the determination of the fair values of the assets acquired and liabilities assumed and, therefore, the fair values set forth are subject to adjustment as the valuations are completed. Under U.S. GAAP, companies have one year following an acquisition to finalize acquisition accounting. The following table summarizes the consideration paid and the provisional fair value of the assets acquired and liabilities assumed as of the acquisition date (in thousands):

Assets:
Current assets	$751,706
Property, plant and equipment	1,223,448
Goodwill	1,922,277
Intangible and other long-term assets	370,377

Liabilities:
Current liabilities	236,986
Deferred income taxes	435,904
Other long-term liabilities	4,125

Net assets acquired	$3,590,793

Included in current assets acquired is approximately $214.6 million of cash, and accounts receivable, including unbilled receivables, with a fair value of approximately $443.7 million. The gross amount due from customers is approximately $449.0 million, of which approximately $5.3 million is deemed to be doubtful.

Total acquisition expenses were approximately $33.2 million, of which approximately $4.5 million was recorded in the year ended December 31, 2011. These acquisition related costs include expenses directly related to acquiring Complete, and have been recorded in general and administrative expenses.

Other Acquisitions

In the first quarter of 2012, the Company acquired a water transfer and storage company and disposal wells for a total of approximately $23.5 million, net of cash acquired. Identifiable intangible assets include goodwill of approximately $9.2 million, all of which will be assigned to the Company’s Subsea and Well Enhancement segment.

Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Discontinued Operations
(4)	Discontinued Operations

During 2011, the Company sold seven liftboats for approximately $22.3 million, net of commissions, resulting in a pre-tax gain of approximately $8.6 million for the year ended December 31, 2011. In December 2010, the Company sold one liftboat for approximately $5.4 million, inclusive of a $0.1 million receivable, resulting in a pre-tax gain of approximately $1.1 million for the year ended December 31, 2010. In 2009, the Company sold four liftboats for approximately $7.7 million resulting in a pre-tax gain of approximately $2.1 million for the year ended December 31, 2009. The gains from these sales are included within income (loss) from discontinued operations on the consolidated statement of operations for each respective period.

Subsequent Events

On February 15, 2012, the Company sold a derrick barge to a marine construction company based in India. The Company received proceeds of $44.5 million, inclusive of selling costs. The Company recorded a pre-tax loss of approximately $3.1 million, inclusive of approximately $9.7 million of goodwill, in the first quarter of 2012 in connection with this sale. The operations of this derrick barge have been reported within income (loss) from discontinued operations within the Subsea and Well Enhancement Segment for all periods presented.

On March 30, 2012, the Company sold the 18 liftboats and related assets that comprised its Marine segment. The Company received cash proceeds of approximately $141.4 million, inclusive of estimated working capital, subject to adjustment, and selling costs. At December 31, 2011, the Company had outstanding $12.5 million in U.S. Government guaranteed long-term financing, which is administered by the Maritime Administration, for two liftboats. The Company repaid this facility in the first quarter of 2012 in connection with the sale of its Marine segment. During the fourth quarter of 2011, the Company wrote off approximately $46.1 million of long lived assets and goodwill in order to approximate the segment’s indicated fair value. Additionally, the Company recorded a pre-tax loss at the time of sale of approximately $10.0 million for various expenses, including commissions, separation agreements and losses on the extinguishment of debt. The sale of these assets constituted the entire Marine segment as defined in the segment disclosure (see note 11). The operations of the former Marine segment have been reported within income (loss) from discontinued operations on the consolidated statement of operations for all periods presented.

The following table summarizes the components of income (loss) from discontinued operations, net of tax for the years ended December 31, 2011, 2010 and 2009 (in thousands):

	2011	2010	2009
Revenues	$105,834	$118,573	$128,659

Income (loss) from discontinued operations before income tax	(32,051)	(7,558)	26,724
Income tax expense (benefit)	(9,083)	(2,505)	9,825
Gain on disposition, net of tax of $2,425, $359 and $766 in 2011, 2010 and 2009, respectively.	6,133	724	1,318

Income (loss) from discontinued operations, net of tax	$(16,835)	$(4,329)	$18,217

The following table presents the assets and liabilities of these disposal groups at December 31, 2011 and 2010 (in thousands):

	2011	2010
Accounts receivable, net	$16,342	$30,265
Prepaid expenses	1,900	1,403
Inventory and other current assets	2,371	11,521

Current assets of discontinued operations	$20,613	$43,189

Property, plant and equipment, net	170,222	229,600
Goodwill	9,740	20,595
Intangible and other long-term assets, net	3,875	7,784

Long-term assets of discontinued operations	$183,837	$257,979

Accounts payable	$1,231	$3,204
Accrued expenses	13,421	15,068
Current maturities of long-term debt	810	810

Current liabilities of discontinued operations	$15,462	$19,082

Long-term debt	$11,736	$12,546

Long-Term Contracts	12 Months Ended
Dec. 31, 2011
Long-Term Contracts [Abstract]
Long-Term Contracts
(5)	Long-Term Contracts

In January 2010, Wild Well acquired 100% ownership of Shell Offshore Inc.’s Gulf of Mexico Bullwinkle platform and its related assets, and assumed the decommissioning obligations of such assets. In connection with the conveyance of an undivided 49% interest in these assets and the related well plugging and abandonment obligations, Dynamic Offshore will pay Wild Well to extinguish its portion of the well plugging and abandonment obligations, limited to the current fair value of the obligation at the time of acquisition. As part of the asset purchase agreement with Shell Offshore Inc., Wild Well was required to obtain a $50 million performance bond as well as fund $50 million into an escrow account. Included in intangible and other long-term assets, net is escrowed cash of $50.2 million and $33.0 million as of December 31, 2011 and 2010, respectively. Included in other long-term liabilities is deferred revenue of $24.6 million and $16.2 million as of December 31, 2011 and 2010, respectively.

In December 2007, Wild Well entered into contractual arrangements pursuant to which it is decommissioning seven downed oil and gas platforms and related wells located offshore in the Gulf of Mexico for a fixed sum of $750 million, which is payable in installments upon the completion of specified portions of work. The contract contains certain covenants primarily related to Wild Well’s performance of the work. As of December 31, 2011, the work on this project was substantially complete, pending certain regulatory approvals. The revenue related to the contract for decommissioning these downed platforms and wells was recorded on the percentage-of-completion method utilizing costs incurred as a percentage of total estimated costs. Included in other current assets at December 31, 2011 and 2010 is approximately $129.7 million and $144.5 million, respectively, of costs and estimated earnings in excess of billings related to this contract.

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
(6)	Property, Plant and Equipment

A summary of property, plant and equipment at December 31, 2011 and 2010 (in thousands) is as follows:

	2011	2010
Buildings, improvements and leasehold improvements	$139,432	$127,725
Marine vessels and equipment	417,413	499,398
Machinery and equipment	1,596,580	1,248,318
Automobiles, trucks, tractors and trailers	38,770	31,934
Furniture and fixtures	40,575	35,124
Construction-in-progress	171,108	83,694
Land	29,518	24,223
Oil and gas producing assets	44,109	34,336

	2,477,505	2,084,752
Accumulated depreciation and depletion	(970,137)	(771,602)

Property, plant and equipment, net	$1,507,368	$1,313,150

In connection with the review for impairment of long-lived assets in accordance with authoritative guidance, the Company recorded approximately $35.8 million as a reduction in the value of property, plant and equipment during the year ended December 31, 2011 as the indicated valuation from the buyers was less than the carrying value of certain marine assets. During 2010, the Company recorded a reduction in the value of assets totaling $32.0 million in connection with liftboat components primarily related to partially completed liftboats. During 2009, the Company recorded approximately $119.8 million as a reduction in the value of property, plant and equipment during the year ended December 31, 2009 primarily related to assets servicing the U.S. land market area.

The Company had approximately $23.2 million and $22.7 million of leasehold improvements at December 31, 2011 and 2010, respectively. These leasehold improvements are depreciated over the shorter of the life of the asset or the term of the lease using the straight line method. Depreciation expense (excluding depletion, amortization and accretion) was approximately $224.6 million, $207.7 million, $202.8 million for the years ended December 31, 2011, 2010 and 2009, respectively, which includes amounts recorded within income (loss) from discontinued operations on the consolidated statement of operations.

Capital Lease

Hallin is the lessee of a dynamically positioned subsea vessel under a capital lease expiring in 2019 with a 2 year renewal option. Hallin owns a 5% equity interest in the entity that owns this leased asset. The entity owning this vessel had $28.9 million of debt as of December 31, 2011, all of which was non-recourse to the Company. The amount of the asset and liability under this capital lease is recorded at the present value of the lease payments. This vessel is depreciated using the units-of-production method based on the utilization of the vessel and is subject to a minimum amount of annual depreciation. The units-of-production method is used for this vessel because depreciation occurs primarily through use rather than through the passage of time. The vessel’s gross asset value under the capital lease was approximately $37.6 million at inception and depreciation expense was approximately $4.2 million for the year ending December 31, 2011 and $3.8 million from the date of acquisition through December 31, 2010. At December 31, 2011 and 2010, the Company had approximately $29.5 million and $33.0 million, respectively, included in other long-term liabilities, and approximately $3.6 million and $3.2 million, respectively, included in accounts payable related to the obligations under this capital lease. The future minimum lease payments under this capital lease are approximately $3.6 million, $3.9 million, $4.2 million, $4.6 million and $5.0 million in the years ending December 31, 2012, 2013, 2014, 2015 and 2016, respectively, exclusive of interest at an annual rate of 8.5%. For each of the years ended December 31, 2011 and 2010, the Company recorded interest expense of approximately $3.0 million in connection with this capital lease.

Equity-Method Investments	12 Months Ended
Dec. 31, 2011
Equity-Method Investments [Abstract]
Equity-Method Investments
(7)	Equity-Method Investments

In March 2011, the Company contributed all of its equity interests in SPN Resources and DBH, LLC (DBH) to Dynamic Offshore, the majority owner of both SPN Resources and DBH, in exchange for a 10% limited partnership interest in Dynamic Offshore. Following these contributions, Dynamic Offshore owns all the equity interests of SPN Resources and DBH. Prior to these contributions, the Company accounted for its equity interests in SPN Resources and DBH as separate equity-method investments. The Company’s equity interest in Dynamic Offshore is accounted for as an equity-method investment with a balance of approximately $70.6 million at December 31, 2011. The Company recorded income from its equity-method investment in Dynamic Offshore of approximately $15.0 million for the ten months ended December 31, 2011 following the contributions. Additionally, the Company received approximately $2.8 million of cash distributions from its equity-method investment in Dynamic Offshore for the ten month period ended December 31, 2011. The Company, where possible and at competitive rates, provides its products and services to assist Dynamic Offshore in producing and developing its oil and gas properties. The Company had a receivable from Dynamic Offshore of approximately $9.8 million at December 31, 2011. The Company also recorded revenue from Dynamic Offshore of approximately $44.9 million for the ten months ended December 31, 2011 following the contributions. Additionally, the Company has a receivable from Dynamic Offshore of approximately $14.0 million as of December 31, 2011 related to its share of oil and natural gas commodity sales and production handling arrangement fees.

The Company’s equity-method investment balance in SPN Resources was approximately $43.6 million at December 31, 2010. The Company recorded earnings from its equity-method investment in SPN Resources of approximately $0.2 million for the two months ended February 28, 2011 prior to the contributions and approximately $1.2 million for the year ended December 31, 2010. The Company recorded losses from this equity-method investment of approximately $7.6 million for the year ended December 31, 2009. Additionally, the Company received approximately $9.9 million and $5.9 million, respectively, of cash distributions from its equity-method investment in SPN Resources for the years ended December 31, 2010 and 2009. The Company, where possible and at competitive rates, provides its products and services to assist SPN Resources in producing and developing its oil and gas properties. The Company had a receivable from SPN Resources of approximately $3.2 million at December 31, 2010. The Company also recorded revenue from SPN Resources of approximately $0.3 million for the two months ended February 28, 2011 and approximately $11.4 million and $11.0 million, respectively, for the years ended December 31, 2010 and 2009. The Company also reduces its revenue and its investment in SPN Resources for its respective ownership interest when products and services are provided to and capitalized by SPN Resources. As these capitalized costs are depleted by SPN Resources, the Company then increases its revenue and investment in SPN Resources. As such, the Company recorded a net increase in revenue and its investment in SPN Resources of approximately $0.6 million for the year ended December 31, 2009.

During the year ended December 31, 2009, the Company wrote off the remaining carrying value of its 40% interest in Beryl Oil and Gas L.P. (BOG), $36.5 million, and suspended recording its share of BOG’s operating results under equity-method accounting as a result of continued negative BOG operating results, lack of viable interested buyers and unsuccessful attempts to renegotiate the terms and conditions of its loan agreements with lenders on terms that would preserve the Company’s investment. The Company’s total cash contribution for this equity-method investment in BOG was approximately $57.8 million. The Company recorded a loss from its equity-method investment in BOG of approximately $14.0 million for the year ended December 31, 2009. The Company also recorded revenue of approximately $7.0 million from BOG for the year ended December 31, 2009. The Company also recorded a decrease in its investment in BOG of approximately $6.1 million for the year ended December 31, 2009 for its proportionate share of accumulated other comprehensive income generated from hedging transactions. The Company recorded a net increase in revenue and its investment in BOG for services provided by the Company that were capitalized by BOG of approximately $0.2 million for the year ended December 31, 2009.

In October 2009, DBH acquired BOG in connection with a restructuring of BOG in which the previously existing debt obligations of BOG were partially extinguished and otherwise renegotiated. Simultaneous with that acquisition, the Company acquired a 24.6% membership interest in DBH for approximately $8.7 million. DBH’s purchase of BOG using the acquisition method of accounting resulted in a difference between the carrying amount of the Company’s investment in DBH and the underlying equity in net assets. The difference is being adjusted against the equity in earnings based on the depletion of DBH’s oil and gas assets and related reserves. The Company’s equity-method investment balance in DBH was approximately $13.8 million at December 31, 2010. The Company recorded earnings from its equity-method investment in DBH of approximately $0.9 million for the two months ended February 28, 2011 prior to the contributions and $7.1 million for the year ended December 31, 2010. From the date of acquisition through December 31, 2009, the Company recorded a loss from its equity-method investment in DBH of approximately $1.0 million. Additionally, the Company received approximately $1.0 million of cash distributions from its equity-method investment in DBH for the year ended December 31, 2010. The Company had a receivable from this equity-method investment of approximately $1.4 million at December 31, 2010. The Company also recorded revenue from this equity-method investment of approximately $0.9 million for the two months ended February 28, 2011 prior to the contributions and $4.1 million for the year ended December 31, 2010. From the date of acquisition through December 31, 2009, the Company recorded revenue from this equity-method investment of $2.4 million.

Combined summarized financial information for all investments that are accounted for using the equity-method of accounting is as follows (in thousands):

	December 31,
	2011	2010
Current Assets	$229,516	$104,241
Noncurrent assets	1,305,514	487,136

Total assets	$1,535,030	$591,377

Current liabilities	$202,465	$49,587
Noncurrent liabilities	797,031	197,672

Total liabilities	$999,496	$247,259

	Years Ended December 31,
	2011	2010	2009
Revenues	$468,140	$204,935	$245,092
Cost of sales	181,433	80,525	110,101

Gross profit	$286,707	$124,410	$134,991

Income (loss) from continuing operations	$95,581	$(8,016)	$(10,024)

Subsequent Event

On April 17, 2012, SandRidge Energy Inc. (NYSE: SD) acquired Dynamic Offshore, at which time the Company received $34.1 million in cash and approximately 7.0 million shares of SandRidge common stock in consideration for its 10% interest in Dynamic Offshore. The Company expects to record a gain in the second quarter of 2012 of approximately $18.0 million, after adjustments, as a result of this transaction. In accordance with authoritative guidance related to equity securities, the Company will account for the shares received through this transaction as available-for-sale securities. The shares will be recorded at their fair market value and any unrealized gains or losses will be excluded from earnings and reported as a net amount within accumulated other comprehensive income (loss) within stockholders’ equity and would also be reflected in the consolidated statement of comprehensive income.

Debt	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Debt
(8)	Debt

The Company’s long-term debt as of December 31, 2011 and 2010 consisted of the following (in thousands):

	2011	2010
Revolving credit facility—interest payable monthly at floating rate, due December 2014	$75,000	$175,000
U.S. Government guaranteed long-term financing—interest payable semiannually at 6.45%, due in semiannual installments through June 2027	12,546	13,356
Senior Notes—interest payable semiannually at 6 7/8%, due June 2014	300,000	300,000
Discount on 6 7/8% Senior Notes	(1,649)	(2,248)
Senior Notes—interest payable semiannually at 6 3/8%, due May 2019	500,000	—
Senior Notes—interest payable semiannually at 7 1/8%, due December 2021	800,000	—
Senior Exchangeable Notes—interest payable semiannually at 1.5% until December 2011 and 1.25% thereafter	—	400,000
Discount on 1.5% Senior Exchangeable Notes	—	(19,663)

	1,685,897	866,445
Less current portion	810	184,810

Long-term debt	$1,685,087	$681,635

The Company had a $400 million bank revolving credit facility. Any amounts outstanding under the revolving credit facility were due on July 20, 2014. The weighted average interest rate on amounts outstanding under the revolving credit facility was 5.0% and 3.4% per annum at December 31, 2011 and 2010, respectively. On February 7, 2012, this revolving credit facility was amended in connection with the Complete acquisition. See additional details on this amendment within the subsequent event portion of this footnote.

The Company also had approximately $11.0 million of letters of credit outstanding, which reduce the Company’s borrowing availability under the revolving credit facility. Amounts borrowed under the credit facility bear interest at a LIBOR rate plus margins that depend on the Company’s leverage ratio. Indebtedness under the credit facility is secured by substantially all of the Company’s assets, including the pledge of the stock of the Company’s principal domestic subsidiaries. The credit facility contains customary events of default and requires that the Company satisfy various financial covenants. It also limits the Company’s ability to pay dividends or make other distributions, make acquisitions, make changes to the Company’s capital structure, create liens or incur additional indebtedness. At December 31, 2011, the Company was in compliance with all such covenants.

At December 31, 2011, the Company had outstanding $12.5 million in U.S. Government guaranteed long-term financing under Title XI of the Merchant Marine Act of 1936, which is administered by the Maritime Administration, for two liftboats. The debt bears interest at 6.45% per annum and is payable in equal semi-annual installments of $405,000 on June 3 rd and December 3 rd of each year through the maturity date of June 3, 2027. The Company’s obligations are secured by mortgages on the two liftboats. In accordance with the agreement, the Company is required to comply with certain covenants and restrictions, including the maintenance of minimum net worth, working capital and debt-to-equity requirements. At December 31, 2011, the Company was in compliance with all such covenants.

The Company also has outstanding $300 million of 6 7/8% unsecured senior notes due 2014. The indenture governing the senior notes requires semi-annual interest payments on June 1 st and December 1 st of each year through the maturity date of June 1, 2014. The indenture contains certain covenants that, among other things, limit the Company from incurring additional debt, repurchasing capital stock, paying dividends or making other distributions, incurring liens, selling assets or entering into certain mergers or acquisitions. At December 31, 2011, the Company was in compliance with all such covenants.

In April 2011, the Company issued $500 million of 6 3/8% unsecured senior notes due 2019. Costs associated with the issuance of these notes were approximately $9.7 million and were capitalized and will be amortized over the term of the 6 3/8% senior notes. The Company used a portion of the proceeds of this debt issuance to redeem all of the outstanding $400 million 1.50% senior exchangeable notes on December 15, 2011. The indenture governing the 6 3/8% senior notes requires semi-annual interest payments on May 1 st and November 1 st of each year through the maturity date of May 1, 2019. The indenture contains certain covenants that, among other things, limit the Company from incurring additional debt, repurchasing capital stock, paying dividends or making other distributions, incurring liens, selling assets or entering into certain mergers or acquisitions. At December 31, 2011, the Company was in compliance with all such covenants.

In December 2011, the Company issued $800 million of 7 1/8% unsecured senior notes due 2021. Costs associated with the issuance of these notes were approximately $15.1 million and were capitalized and will be amortized over the term of the notes. Certain restrictions were placed on the proceeds from the issuance of these notes. These restrictions limited the Company to use the proceeds, net of fees and expenses from the issuance, to partially fund the Complete acquisition which occurred in February 2012 (see note 3). The indenture governing the 7 1/8% senior notes requires semi-annual interest payments on June 15th and December 15 th of each year through the maturity date of December 15, 2021. The indenture contains certain covenants that, among other things, limit the Company from incurring additional debt, repurchasing capital stock, paying dividends or making other distributions, incurring liens, selling assets or entering into certain mergers or acquisitions. At December 31, 2011, the Company was in compliance with all such covenants.

On December 15, 2011, the Company redeemed all of its outstanding $400 million 1.50% senior exchangeable notes for 100% of the principal amount. As the holders of the Company’s 1.50% senior exchangeable notes had the ability to require the Company to purchase all of the notes on December 15, 2011, the entire amount of these notes would have been deemed to be a current liability at December 31, 2010. However, in accordance with accounting guidance related to classification of short-term debt that is to be refinanced, the Company utilized the amount available to it under its revolving credit facility as of December 31, 2010 of approximately $216.0 million to classify this portion as long-term under the assumption that the revolving credit facility could be used to refinance that portion of the debt.

Annual maturities of long-term debt for each of the five fiscal years following December 31, 2011 and thereafter are as follows (in thousands):

2012	810
2013	810
2014	375,810
2015	810
2016	810
Thereafter	1,308,496

Total	$1,687,546

Subsequent Events

On February 7, 2012, in connection with the Complete acquisition, the Company amended its bank credit facility to increase the revolving borrowing capacity to an aggregate amount of $600 million from $400 million and to include a $400 million term loan. The maturity date of both the credit facility and the term loan is February 7, 2017, and any amounts outstanding under the revolving credit facility and the term loan are due at maturity. The principal balance of the term loan is payable in installments of $5.0 million on the last day of each fiscal quarter, commencing on June 30, 2012. Costs associated with these amendments totaled approximately $24.5 million. These costs will be capitalized and amortized over the term of the credit facility.

Additionally, on March 19, 2012, in connection with the sale of the Marine segment, the Company repaid all amounts outstanding of its U.S. government guaranteed long-term financing under Title XI of the Merchant Marine Act of 1936.

Stock-Based and Long-Term Compensation	12 Months Ended
Dec. 31, 2011
Stock Based and Long-Term Compensation [Abstract]
Stock Based and Long-Term Compensation
(9)	Stock-Based and Long-Term Compensation

The Company maintains various stock incentive plans that provide long-term incentives to the Company’s key employees, including officers, directors, consultants and advisers (Eligible Participants). Under the incentive plans, the Company may grant incentive stock options, non-qualified stock options, restricted stock, restricted stock units, stock appreciation rights, other stock-based awards or any combination thereof to Eligible Participants. The Compensation Committee of the Company’s Board of Directors establishes the terms and conditions of any awards granted under the plans, provided that the exercise price of any stock options granted may not be less than the fair value of the common stock on the date of grant.

Stock Options

The Company has granted non-qualified stock options under its stock incentive plans. The stock options generally vest in equal installments over three years and expire in ten years. Non-vested stock options are generally forfeitable upon termination of employment. During 2011, the Company granted 207,183 non-qualified stock options under these same terms.

In accordance with authoritative guidance related to stock-based compensation, the Company recognizes compensation expense for stock option grants based on the fair value at the date of grant using the Black-Scholes-Merton option pricing model. The Company uses historical data, among other factors, to estimate the expected price volatility, the expected life of the stock option and the expected forfeiture rate. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for the expected life of the stock option. The following table presents the fair value of stock option grants made during the years ended December 31, 2011, 2010 and 2009, and the related assumptions used to calculate the fair value:

	Years Ended December 31,
	2011 Actual	2010 Actual	2009 Actual
Weighted average fair value of grants	$13.54	$10.56	$8.95

Black-Scholes-Merton Assumptions:
Risk free interest rate	0.85%	2.07%	1.77%
Expected life (years)	5	4	4
Volatility	56.31%	49.28%	53.57%
Dividend yield	—	—	—

The Company’s compensation expense related to stock options for the years ended December 31, 2011, 2010 and 2009 was approximately $3.3 million, $15.5 million and $2.4 million, respectively, which is reflected in general and administrative expenses. During 2010, the Company modified 1,418,395 stock options, affecting three employees in connection with the management transition of certain executive officers. These stock options were accelerated to vest by December 31, 2010. The Company incurred incremental compensation cost of approximately $9.8 million during 2010 as a result of this modification.

The following table summarizes stock option activity for the years ended December 31, 2011, 2010 and 2009:

	Number of Options	Weighted Average Option Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2008	3,267,910	$15.37

Granted	309,352	$20.01
Exercised	(38,717)	$9.71

Outstanding at December 31, 2009	3,538,545	$15.84

Granted	1,549,058	$25.04
Exercised	(87,150)	$10.62

Outstanding at December 31, 2010	5,000,453	$18.78

Granted	207,183	$28.97
Exercised	(876,435)	$11.71

Outstanding at December 31, 2011	4,331,201	$20.70	6.0	$36,885

Exercisable at December 31, 2011	3,647,745	$19.62	5.4	$34,783

Options expected to vest	683,456	$26.46	8.9	$2,102

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between the Company’s closing stock price on December 31, 2011 and the stock option price, multiplied by the number of “in-the-money” stock options) that would have been received by the stock option holders if all the options had been exercised on December 31, 2011. The Company expects all of its remaining non-vested options to vest as they are primarily held by its officers and senior managers.

The total intrinsic value of stock options exercised during the year ended December 31, 2011 (the difference between the stock price upon exercise and the option price) was approximately $23.4 million. The Company received approximately $10.3 million, $0.9 million and $0.4 million during the years ended December 31, 2011, 2010 and 2009, respectively, from employee stock option exercises. In accordance with authoritative guidance related to stock-based compensation, the Company has reported the tax benefits of approximately $7.4 million, $0.6 million, $0.2 million from the exercise of stock options for the years ended December 31, 2011, 2010 and 2009, respectively, as financing cash flows.

A summary of information regarding stock options outstanding at December 31, 2011 is as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares	Weighted Average Remaining Contractual Life	Weighted Average Price	Shares	Weighted Average Price
$7.31 - $8.79	61,665	1.3 years	$8.78	61,665	$8.78
$9.10 - $9.90	80,313	0.4 years	$9.48	80,313	$9.48
$10.36 - $10.90	770,268	2.6 years	$10.66	770,268	$10.66
$12.45 - $13.34	309,977	6.9 years	$12.88	309,977	$12.88
$17.46 - $23.00	1,502,669	6.3 years	$19.92	1,236,572	$19.55
$24.00 - $30.00	1,133,657	7.9 years	$25.98	829,664	$25.38
$34.40 - $37.64	464,239	6.8 years	$35.37	350,873	$35.57
$40.00 - $40.69	8,413	6.2 years	$40.69	8,413	$40.69

The following table summarizes non-vested stock option activity for the year ended December 31, 2011:

	Number of Options	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2010	869,971	$10.23
Granted	207,183	$13.54
Vested	(393,698)	$9.61

Non-vested at December 31, 2011	683,456	$11.59

As of December 31, 2011, there was approximately $6.8 million of unrecognized compensation expense related to non-vested stock options outstanding. The Company expects to recognize approximately $3.7 million, $2.2 million and $0.9 million of compensation expense during the years 2012, 2013 and 2014, respectively, for these outstanding non-vested stock options.

Restricted Stock

During the year ended December 31, 2011, the Company granted 567,083 shares of restricted stock to its employees. Shares of restricted stock generally vest in equal annual installments over three years. Non-vested shares are generally forfeitable upon the termination of employment. Holders of restricted stock are entitled to all rights of a shareholder of the Company with respect to the restricted stock, including the right to vote the shares and receive any dividends or other distributions. Compensation expense associated with restricted stock is measured based on the grant date fair value of our common stock and is recognized on a straight line basis over the vesting period. The Company’s compensation expense related to restricted stock outstanding for the years ended December 31, 2011, 2010 and 2009 was approximately $6.0 million, $11.4 million and $5.8 million, respectively, which is reflected in general and administrative expenses. During 2010, the Company modified 282,781 shares of restricted stock affecting three employees in connection with the management transition of certain executive officers. These shares of restricted stock were accelerated to vest by December 31, 2010. The Company incurred incremental compensation cost of approximately $4.3 million during the year as a result of this modification.

A summary of the status of restricted stock for the year ended December 31, 2011 is presented in the table below:

	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2010	792,436	$22.25
Granted	567,083	$28.84
Vested	(294,144)	$19.80
Forfeited	(25,658)	$22.49

Non-vested at December 31, 2011	1,039,717	$27.07

As of December 31, 2011, there was approximately $21.8 million of unrecognized compensation expense related to non-vested restricted stock. The Company expects to recognize approximately $9.1 million, $7.4 million, $5.3 million during the years 2012, 2013 and 2014, respectively, for non-vested restricted stock. In accordance with authoritative guidance related to stock-based compensation, the Company has reported tax benefits of approximately $1.6 million from the vesting of restricted stock for the year ended December 31, 2011 as financing cash flows.

Restricted Stock Units

Under the Amended and Restated 2004 Directors Restricted Stock Units Plan, each non-employee director is issued annually a number of Restricted Stock Units (RSUs) having an aggregate dollar value determined by the Company’s Board of Directors. The exact number of RSUs granted is determined by dividing the dollar value determined by the Company’s Board of Directors based on the fair market value of the Company’s common stock on the day of the annual stockholders’ meeting or a pro rata amount if the appointment occurs subsequent to the annual stockholders’ meeting. An RSU represents the right to receive from the Company, within 30 days of the date the director ceases to serve on the Board, one share of the Company’s common stock. At December 31, 2011, 170,457 RSUs were outstanding under this plan. The Company’s expense related to RSUs for the years ended December 31, 2011, 2010 and 2009 was approximately $1.2 million, $1.2 million and $0.6 million, respectively, which is reflected in general and administrative expenses.

A summary of the activity of restricted stock units for the year ended December 31, 2011 is presented in the table below:

	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2010	136,173	$27.02
Granted	34,284	$35.10

Outstanding at December 31, 2011	170,457	$28.64

Performance Share Units

The Company has issued performance share units (PSUs) to its employees as part of the Company’s long-term incentive program. There is a three year performance period associated with each PSU grant. The two performance measures applicable to all participants are the Company’s return on invested capital and total shareholder return relative to those of the Company’s pre-defined “peer group.” The PSUs provide for settlement in cash or up to 50% in equivalent value in the Company’s common stock, provided the participant has met specified continued service requirements. At December 31, 2011, there were 366,133 PSUs outstanding (70,522, 96,673, 81,154 and 117,784 related to performance periods ending December 31, 2011, 2012, 2013 and 2014, respectively). The Company’s compensation expense related to all outstanding PSUs for the years ended December 31, 2011, 2010 and 2009 was approximately $3.2 million, $5.2 million and $7.3 million, respectively, which is reflected in general and administrative expenses. The Company has recorded a current liability of approximately $3.8 million and $6.0 million at December 31, 2011 and 2010, respectively, for outstanding PSUs, which is reflected in accrued expenses. Additionally, the Company has recorded a long-term liability of approximately $6.8 million and $7.0 million at December 31, 2011 and 2010, respectively, for outstanding PSUs, which is reflected in other long-term liabilities. In 2011, the Company paid approximately $2.8 million and issued approximately 67,300 shares of its common stock to settle PSUs for the performance period ended December 31, 2010. In 2010, the Company paid approximately $6.4 million in cash to settle PSUs for the performance period ended December 31, 2009. In 2009, the Company paid approximately $4.7 million in cash and issued approximately 71,400 shares of its common stock to its employees to settle PSUs for the performance period ended December 31, 2008.

Employee Stock Purchase Plan

The Company has an employee stock purchase plan under which an aggregate of 1,250,000 shares of common stock were reserved for issuance. Under this stock purchase plan, eligible employees can purchase shares of the Company’s common stock at a discount. The Company received approximately $2.2 million, $1.9 million and $2.0 million related to shares issued under these plans for the years ended December 31, 2011, 2010 and 2009, respectively. For the years ended December 31, 2011, 2010 and 2009, the Company recorded compensation expense of approximately $388,000, $345,000 and $350,000, respectively, which is reflected in general and administrative expenses. Additionally, the Company issued approximately 75,700, 94,200 and 133,400 shares for the years ended December 31, 2011, 2010 and 2009, respectively, related to these stock purchase plans.

Profit Sharing Plan

The Company maintains a defined contribution profit sharing plan for employees who have satisfied minimum service requirements. Employees may contribute up to 75% of their earnings to the plan subject to the contribution limitations imposed by the Internal Revenue Service. The Company may provide a discretionary match, not to exceed 5% of an employee’s salary. The Company made contributions of approximately $7.4 million, $3.3 million and $3.8 million in 2011, 2010 and 2009, respectively.

Non-Qualified Deferred Compensation Plan

The Company has a non-qualified deferred compensation plan which allows certain highly compensated employees the option to defer up to 75% of their base salary, up to 100% of their bonus, and up to 100% of the cash portion of their performance share unit compensation to the plan. Payments are made to participants based on their annual enrollment elections and plan balances. Participants earn a return on their deferred compensation that is based on hypothetical investments in certain mutual funds. Changes in market value of these hypothetical participant investments are reflected as an adjustment to the deferred compensation liability of the Company with an offset to compensation expense (see note 14). At December 31, 2011 and 2010, the liability of the Company to the participants was approximately $13.0 million and $14.2 million, respectively, which reflects the accumulated participant deferrals and earnings (losses) as of that date. These amounts are recorded in other long-term liabilities. Additionally at December 31, 2011 and 2010, the Company had approximately $2.8 million and $3.0 million in accounts payable in anticipation of pending payments. For the years ended December 31, 2011, 2010 and 2009, the Company recorded compensation income (expense) of approximately $0.1 million, ($1.8) million and ($2.8) million, respectively, related to the earnings and losses of the deferred compensation plan liability. The Company makes contributions that approximate the participant deferrals into various investments, principally life insurance that is invested in mutual funds similar to the participants’ hypothetical investment elections. Changes in market value of the investments and life insurance are reflected as adjustments to the deferred compensation plan asset with an offset to other income (expense). At December 31, 2011 and 2010, the deferred contribution plan asset was approximately $10.6 million and $10.8 million, respectively, and is recorded in intangible and other long-term assets. For the years ended December 31, 2011, 2010 and 2009, the Company recorded other income (expense) of ($0.2) million, $0.8 million, $0.6 million, respectively, related to the earnings and losses of the deferred compensation plan assets.

Supplemental Executive Retirement Plan

The Company also has a supplemental executive retirement plan (SERP). The SERP provides retirement benefits to the Company’s executive officers and certain other designated key employees. The SERP is an unfunded, non-qualified defined contribution retirement plan, and all contributions under the plan are unfunded credits to a notional account maintained for each participant. Under the SERP, the Company will generally make annual contributions to a retirement account based on age and years of service. During 2011, 2010 and 2009, the participants in the plan received contributions ranging from 5% to 35% of salary and annual cash bonus, which totaled approximately $1.0 million, $5.5 million and $2.2 million, respectively. The Company may also make discretionary contributions to a participant’s retirement account. In 2010, the Company made a discretionary contribution to the account of its former chief operating officer in the amount of $4.7 million as part of its executive management transition. The Company recorded $1.8 million, $5.6 million and $2.1 million of compensation expense in general and administrative expenses for the years ended December 31, 2011, 2010 and 2009, respectively, inclusive of discretionary contributions. During the year ended December 31, 2011, the Company paid approximately $5.5 million to select participants of this plan. There were no payments to participants of this plan in the years 2010 and 2009.

Subsequent Event

At the effective time of the merger with Complete, each outstanding stock option and all unvested restricted stock in respect of Complete’s common stock issued pursuant to the Complete Plans was converted into corresponding stock options with respect to the Company common stock and the right to receive restricted shares of the Company’s common stock, respectively. The Company expects to expense approximately $1.5 million in stock options and $18.2 million in restricted stock over the remaining service term of these awards.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

(10) Income Taxes

The components of income and loss from continuing operations before income taxes for the years ended December 31, 2011, 2010 and 2009 are as follows (in thousands):

	00000000	00000000	00000000
	2011	2010	2009
Domestic	$244,401	$124,463	$(220,351)
Foreign	792	7,114	31,664

	$245,193	$131,577	$(188,687)

The components of income tax expense (benefit) for the years ended December 31, 2011, 2010 and 2009 are as follows (in thousands):

	00000000	00000000	00000000
	2011	2010	2009
Current:
Federal	$14,227	$15,791	$585
State	785	1,874	(570)
Foreign	19,716	17,628	16,019

	34,728	35,293	16,034

Deferred:
Federal	51,828	13,897	(81,597)
State	1,121	(761)	(1,415)
Foreign	(1,873)	(2,998)	(1,169)

	51,076	10,138	(84,181)

	$85,804	$45,431	$(68,147)

Income tax expense (benefit) differs from the amounts computed by applying the U.S. Federal income tax rate of 35% to income (loss) before income taxes for the years ended December 31, 2011, 2010 and 2009 as follows (in thousands):

	2011	2010	2009
Computed expected tax expense (benefit)	$85,818	$46,052	$(66,040)
Increase (decrease) resulting from State and foreign income taxes	(2,106)	1,839	(4,026)
Other	2,092	(2,460)	1,919

Income tax	$85,804	$45,431	$(68,147)

The tax effects of temporary differences that give rise to significant components of deferred income tax assets and liabilities at December 31, 2011 and 2010 are as follows (in thousands):

	2011	2010
Deferred tax assets:
Allowance for doubtful accounts	$9,054	$7,097
Operating loss and tax credit carryforwards	24,101	10,120
Compensation and employee benefits	28,305	29,358
Decommissioning liabilities	39,638	37,909
Deferred interest expense related to exchangeable notes	—	526
Other	35,005	21,626

Net deferred tax assets	136,103	106,636

Deferred tax liabilities:
Property, plant and equipment	317,033	248,453
Notes receivable	25,599	23,857
Goodwill and other intangible assets	22,432	19,555
Deferred revenue on long-term contracts	47,341	53,465
Other	21,987	14,595

Deferred tax liabilities	434,392	359,925

Net deferred tax liability	$298,289	$253,289

The net deferred tax assets reflect management’s estimate of the amount that will be realized from future profitability and the reversal of taxable temporary differences that can be predicted with reasonable certainty. A valuation allowance is recognized if it is more likely than not that at least some portion of any deferred tax asset will not be realized.

Net deferred tax liabilities were classified in the consolidated balance sheet at December 31, 2011 and 2010 as follows (in thousands):

	2011	2010
Deferred tax liabilities:
Current deferred income taxes	$831	$29,353
Noncurrent deferred income taxes	297,458	223,936

Net deferred tax liability	$298,289	$253,289

As of December 31, 2011, the Company had approximately $1.8 million in net operating loss carryforwards, which are available to reduce future taxable income. The expiration dates for utilization of the loss carryforwards are 2020 through 2026. Utilization of $0.6 million of the net operating loss carryforwards will be subject to the annual limitations due to the ownership change limitations provided by the Internal Revenue Code of 1986, as amended. As of December 31, 2011, the Company also has various state net operating loss carryforwards of an estimated $60 million with expiration dates from 2020 to 2026. A deferred tax asset of $3.7 million reflects the expected future tax benefit for the state loss carryforwards.

The Company has not provided United States income tax expense on earnings of its foreign subsidiaries, since the Company has reinvested or expects to reinvest the undistributed earnings indefinitely. At December 31, 2011, the undistributed earnings of the Company’s foreign subsidiaries were approximately $154 million. If these earnings are repatriated to the United States in the future, additional tax provisions may be required. It is not practicable to estimate the amount of taxes that might be payable on such undistributed earnings.

The Company files income tax returns in the U.S. federal and various state and foreign jurisdictions. The number of years that are open under the statute of limitations and subject to audit varies depending on the tax jurisdiction. The Company remains subject to U.S. federal tax examinations for years after 2007.

The Company had approximately $21.7 million, $24.8 million and $11.0 million of unrecorded tax benefits at December 31, 2011, 2010 and 2009, respectively, all of which would impact the Company’s effective tax rate if recognized.

The activity in unrecognized tax benefits at December 31, 2011, 2010 and 2009 is as follows (in thousands):

	2011	2010	2009
Unrecognized tax benefits,
December 31, 2010, 2009 and 2008, respectively	$24,760	$11,013	$9,652
Additions based on tax positions related to current year	—	36	3,377
Additions based on tax positions related to prior years	871	16,607	186
Reductions based on tax positions related to prior years	(3,939)	(2,896)	(2,202)

Unrecognized tax benefits,
December 31, 2011, 2010 and 2009, respectively	$21,692	$24,760	$11,013

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information

(11) Segment Information

Business Segments

On March 30, 2012, the Company sold the 18 liftboats and related assets that comprised its Marine segment. Additionally, on February 15, 2012 the Company sold a derrick barge which was formerly reported within the Subsea and Well Enhancement segment. The operating results from these businesses have been included in discontinued operations on the consolidated statement of operations. The prior year segment presentation has been revised to reflect these changes.

The Company’s reportable segments are now as follows: (1) Subsea and Well Enhancement and (2) Drilling Products and Services. The Subsea and Well Enhancement segment provides production-related services used to enhance, extend and maintain oil and gas production, which include integrated subsea services and engineering services, mechanical wireline, hydraulic workover and snubbing, well control, coiled tubing, electric line, pumping and stimulation and wellbore evaluation services; well plug and abandonment services; stimulation and sand control equipment and services; and other oilfield services used to support drilling and production operations. The Subsea and Well Enhancement segment also includes production handling arrangements, as well as the production and sale of oil and gas. The Drilling Products and Services segment rents and sells stabilizers, drill pipe, tubulars and specialized equipment for use with onshore and offshore oil and gas well drilling, completion, production and workover activities. It also provides on-site accommodations and bolting and machining services.

The accounting policies of the reportable segments are the same as those described in note 1 of these notes to the consolidated financial statements. The Company evaluates the performance of its operating segments based on operating profits or losses. Segment revenues reflect direct sales of products and services for that segment, and each segment records direct expenses related to its employees and its operations. Identifiable assets are primarily those assets directly used in the operations of each segment.

Summarized financial information concerning the Company’s segments as of December 31, 2011, 2010 and 2009 and for the years then ended is shown in the following tables (in thousands):

2011	Subsea and Well Enhancement	Drilling Products and Services	Unallocated	Consolidated Total
Revenues	$1,353,231	$611,101	$—	$1,964,332
Cost of services, rentals, and sales	825,762	220,647	—	1,046,409
(exclusive of items shown separately below)
Depreciation, depletion, amortization and accretion	114,106	130,809	—	244,915
General and administrative	254,418	122,201	—	376,619
Income (loss) from operations	158,945	137,444	—	296,389
Interest expense, net	—	—	(72,994)	(72,994)
Interest income	4,542	—	1,684	6,226
Other income	105	—	(927)	(822)
Earnings from equity-method investments	—	—	16,394	16,394

Income (loss) from continuing operations before income taxes	$163,592	$137,444	$(55,843)	$245,193

2010	Subsea and Well Enhancement	Drilling Products and Services	Unallocated	Consolidated Total
Revenues	$1,088,336	$474,707	$—	$1,563,043
Cost of services, rentals, and sales	672,029	176,463	—	848,492
(exclusive of items shown separately below)
Depreciation, depletion, amortization and accretion	93,364	114,733	—	208,097
General and administrative	223,757	108,845	—	332,602
Income (loss) from operations	99,186	74,666	—	173,852
Interest expense, net	—	—	(56,480)	(56,480)
Interest income	4,548	—	587	5,135
Other income	—	—	825	825
Earnings from equity-method investments	—	—	8,245	8,245

Income (loss) from continuing operations before income taxes	$103,734	$74,666	$(46,823)	$131,577

	$xxx,xxxx,xx	$xxx,xxxx,xx	$xxx,xxxx,xx	$xxx,xxxx,xx
2009	Subsea and Well Enhancement	Drilling Products and Services	Unallocated	Consolidated Total
Revenues	$893,765	$426,876	$—	$1,320,641
Cost of services, rentals, and sales (exclusive of items shown separately below)	607,720	143,810	—	751,530
Depreciation and amortization	88,364	105,628	—	193,992
General and administrative	152,097	91,891	—	243,988
Reduction in value of assets	212,527	—	—	212,527
Income (loss) from operations	(166,943)	85,547	—	(81,396)
Interest expense, net	—	—	(49,702)	(49,702)
Interest income	—	—	926	926
Other income	—	—	571	571
Losses from equity-method investments	—	—	(22,600)	(22,600)
Reduction in the value of equity-method investment	—	—	(36,486)	(36,486)

Income (loss) from continuing operations before income taxes	$(166,943)	$85,547	$(107,291)	$(188,687)

Identifiable Assets

	Subsea and Well Enhancement	Drilling Products and Services	Marine	Unallocated	Consolidated Total
December 31, 2011	$2,863,550	$947,679	$164,444	$72,472	$4,048,145
December 31, 2010	$1,769,813	$802,785	$255,883	$79,052	$2,907,533
December 31, 2009	$1,377,122	$759,418	$299,834	$80,291	$2,516,665

Capital Expenditures

	$xxx,xxxx,xx	$xxx,xxxx,xx	$xxx,xxxx,xx	$xxx,xxxx,xx
	Subsea and Well Enhancement	Drilling Products and Services	Marine	Consolidated Total
December 31, 2011	$286,066	$219,121	$2,514	$507,701
December 31, 2010	$150,313	$142,942	$29,989	$323,244
December 31, 2009	$99,551	$124,845	$66,881	$291,277

Geographic Segments

The Company attributes revenue to various countries based on the location where services are performed or the destination of the drilling products or equipment sold or leased. Long-lived assets consist primarily of property, plant and equipment and are attributed to various countries based on the physical location of the asset at a given fiscal year end. The Company’s information by geographic area is as follows (amounts in thousands):

	Revenues			Long-Lived Assets
	Years Ended December 31,			December 31,
	2011	2010	2009	2011	2010
United States	$1,438,138	$1,134,938	$1,030,149	$1,060,483	$881,416
Other Countries	526,194	428,105	290,492	446,885	431,734

Total	$1,964,332	$1,563,043	$1,320,641	$1,507,368	$1,313,150

Guarantee	12 Months Ended
Dec. 31, 2011
Guarantee [Abstract]
Guarantee
(12)	Guarantee

In connection with the sale of SPN Resources in 2008, the Company guaranteed the performance of its decommissioning liabilities. In accordance with authoritative guidance related to guarantees, the Company has assigned an estimated value of $2.6 million at December 31, 2011 and 2010 related to decommissioning performance guarantees, which is reflected in other long-term liabilities. The Company believes that the likelihood of being required to perform these guarantees is remote. In the unlikely event that Dynamic Offshore defaults on the decommissioning liabilities existing at the closing date, the total maximum potential obligation under these guarantees is estimated to be approximately $158.7 million, net of the contractual right to receive payments from third parties, which is approximately $24.6 million, as of December 31, 2011. The total maximum potential obligation will decrease over time as the underlying obligations are fulfilled by SPN Resources.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies
(13)	Commitments and Contingencies

The Company leases many of its office, service and assembly facilities under operating leases. In addition, the Company also leases certain assets used in providing services under operating leases. The leases expire at various dates over an extended period of time. Total rent expense was approximately $18.3 million, $15.1 million and $12.0 million in 2011, 2010 and 2009, respectively. Future minimum lease payments under non-cancelable leases for the five years ending December 31, 2012 through 2016 and thereafter are as follows: $20.7 million, $17.0 million, $14.3 million, $10.8 million, $9.1 million and $30.7 million, respectively.

Due to the nature of the Company’s business, the Company is involved, from time to time, in routine litigation or subject to disputes or claims regarding our business activities. Legal costs related to these matters are expensed as incurred. In management’s opinion, none of the pending litigation, disputes or claims will have a material adverse effect on the Company’s financial condition, results of operations or liquidity.

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements
(14)	Fair Value Measurements

The Company follows authoritative guidance for fair value measurements relating to financial and nonfinancial assets and liabilities, including presentation of required disclosures herein. This guidance establishes a fair value framework requiring the categorization of assets and liabilities into three levels based upon the assumptions (inputs) used to price the assets and liabilities.

The following table provides a summary of the financial assets and liabilities measured at fair value on a recurring basis at December 31, 2011 and December 31, 2010 (in thousands):

	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx
		Fair Value Measurements at Reporting Date Using
	December 31, 2011	Level 1	Level 2	Level 3
Intangible and other long-term assets
Non-qualified deferred compensation assets	$10,597	$815	$9,782	—
Interest rate swap	$1,904	—	$1,904	—

Accounts payable
Non-qualified deferred compensation liabilities	$2,790	—	$2,790	—

Other long-term liabilities
Non-qualified deferred compensation liabilities	$12,975	—	$12,975	—

	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx
	December 31, 2010	Level 1	Level 2	Level 3
Intangible and other long-term assets
Non-qualified deferred compensation assets	$10,820	$812	$10,008	—
Interest rate swap	$161	—	$161	—

Accounts payable
Non-qualified deferred compensation liabilities	$2,953	$1,429	$1,524	—

Other long-term liabilities
Non-qualified deferred compensation liabilities	$14,236	—	$14,236	—

The Company’s non-qualified deferred compensation plan allows officers and highly compensated employees to defer receipt of a portion of their compensation and contribute such amounts to one or more hypothetical investment funds (see note 9). The Company entered into a separate trust agreement, subject to general creditors, to segregate the assets of the plan and it reports the accounts of the trust in its consolidated financial statements. These investments are reported at fair value based on unadjusted quoted prices in active markets for identifiable assets and observable inputs for similar assets and liabilities, which represent Levels 1 and 2, respectively in the fair value hierarchy.

In March 2010, the Company entered into an interest rate swap agreement for a notional amount of $150 million, whereby the Company is entitled to receive semi-annual interest payments at a fixed rate of 6 7/8% per annum and is obligated to make quarterly interest payments at a floating rate, which is adjusted every 90 days, based on LIBOR plus a fixed margin.

In accordance with authoritative guidance, non-financial assets and non-financial liabilities are remeasured at fair value on a non-recurring basis. During the year ended 2011, the Company wrote off approximately $46.1 million of certain long-lived assets to approximate the indicated fair value of the liftboats from the purchasers. During the year ended December 31, 2010, the Company wrote off approximately $32.0 million of long-lived liftboat components primarily related to the two partially completed liftboats. The write offs related to liftboats in both 2011 and 2010 are included in discontinued operations on the consolidated statement of operations for each respective period. During the year ended December 31, 2009, the Company identified impairments of certain long-lived assets of approximately $212.5 million. Additionally, during 2009, the Company recorded a $36.5 million reduction in the value of its equity-method investment in BOG.

The following table reflects the fair value measurements used in testing the impairment of long-lived assets during the years ended December 31, 2011, 2010 and 2009 (in thousands):

	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx
	Fair Value Measurements at Reporting Date Using
	December 31, 2011	(Level 1)	(Level 2)	(Level 3)	Total Losses
Property, plant and equipment, net	$134,000	—	—	$134,000	$(35,762)
Goodwill	$-0-			$-0-	$(10,334)

	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx
	December 31, 2010	(Level 1)	(Level 2)	(Level 3)	Total Losses
Property, plant and equipment, net	$-0-	—	—	$-0-	$(32,004)

	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx
	December 31, 2009	(Level 1)	(Level 2)	(Level 3)	Total Losses
Property, plant and equipment, net	$107,591	—	—	$107,591	$(119,844)
Intangible and other long-term assets, net	$-0-	—	—	$-0-	$(92,683)
Equity-method investments	$-0-	—	—	$-0-	$(36,486)

Derivative Financial Instruments	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments
(15)	Derivative Financial Instruments

From time to time, the Company may employ interest rate swaps in an attempt to achieve a more balanced debt portfolio. The Company does not use derivative financial instruments for trading or speculative purposes.

In March 2010, the Company entered into an interest rate swap agreement for a notional amount of $150 million related to its fixed rate debt maturing on June 1, 2014. This transaction was designated as a fair value hedge since the swap hedges against the change in fair value of fixed rate debt resulting from changes in interest rates. The Company recorded a derivative asset of $1.9 million and $0.2 million, respectively, within intangible and other long-term assets in the consolidated balance sheet at December 31, 2011 and 2010. The change in fair value of the interest rate swap is included in the adjustments to reconcile net income to net cash provided by operating activities in the consolidated statements of cash flows.

The location and effect of the derivative instrument on the consolidated statements of operations for the years ended December 31, 2011 and 2010, presented on a pre-tax basis, is as follows (in thousands):

	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx
	Location of (gain) loss recognized	Amount of (gain) loss recognized in the year ending December 31,
		2011	2010
Interest rate swap	Interest expense, net	$793	$(1,742)
Hedged item - debt	Interest expense, net	(2,536)	1,581

		$(1,743)	$(161)

For the years ended December 31, 2011 and 2010, approximately $1.7 million and $0.2 million, respectively, of interest income was related to the ineffectiveness associated with this fair value hedge. Hedge ineffectiveness represents the difference between the changes in fair value of the derivative instruments and the changes in fair value of the fixed rate debt attributable to changes in the benchmark interest rate.

This interest rate swap exposes the Company to credit risk to the extent that the counterparty may be unable to meet the terms of agreement. The counterparty to this agreement is a major financial institution which has an investment grade credit rating and is considered “well-capitalized” under applicable regulatory capital adequacy guidelines. Should the counterparty to this interest rate swap agreement fail to perform according to the terms of the contract, the Company would be required to pay interest at the stated rate of 6 7/8% related to its $300 million of unsecured senior notes with a maturity date of 2014.

Financial Information of Guarantor Subsidiaries	12 Months Ended
Dec. 31, 2011
Financial Information Related To Guarantor Subsidiaries [Abstract]
Financial Information of Guarantor Subsidiaries
(16)	Financial Information of Guarantor Subsidiaries

In April 2011, SESI, L.L.C. (Issuer), a 100% owned subsidiary of Superior Energy Services, Inc. (Parent), issued $500 million of unsecured 6 3/8% senior notes due 2019. In December 2011, SESI, L.L.C. issued $800 million of unsecured 7 1/8% senior notes due 2021. The Parent, along with substantially all of its domestic subsidiaries, fully and unconditionally guaranteed the senior notes, and such guarantees are joint and several. All of the guarantor subsidiaries are 100% owned subsidiaries of the Issuer. Domestic income taxes are paid by the Parent through a consolidated tax return and are accounted for by the Parent. In 2011, the Company reorganized its international legal entities. The Company has revised the comparative consolidating financial information to reflect the Parent’s and Issuer’s investments in subsidiaries using the equity method. The following tables present the condensed consolidating balance sheets as of December 31, 2011 and 2010, and the condensed consolidating statements of operations and cash flows for the years ended December 31, 2011, 2010 and 2009.

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Consolidating Balance Sheets

December 31, 2011

(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$29,057	$6,272	$44,945	$—	$80,274
Accounts receivable, net	—	531	437,963	143,444	(41,336)	540,602
Income taxes receivable	—	—	—	698	(698)	—
Prepaid expenses	34	3,893	9,796	20,314	—	34,037
Inventory and other current assets	—	1,796	214,381	12,132	—	228,309

Total current assets	34	35,277	668,412	221,533	(42,034)	883,222

Property, plant and equipment, net	—	2,758	1,096,036	408,574	—	1,507,368
Goodwill	—	—	437,614	143,765	—	581,379
Notes receivable	—	—	73,568	—	—	73,568
Investments in subsidiaries	1,650,049	2,833,659	20,062	—	(4,503,770)	—
Equity-method investments	—	70,614	—	1,858	—	72,472
Intangible and other long-term assets, net	—	828,447	71,625	30,064	—	930,136

Total assets	$1,650,083	$3,770,755	$2,367,317	$805,794	$(4,545,804)	$4,048,145

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$—	$4,307	$128,996	$86,723	$(41,381)	$178,645
Accrued expenses	164	54,000	105,512	38,503	(605)	197,574
Income taxes payable	1,415	—	—	—	(698)	717
Deferred income taxes	831	—	—	—	—	831
Current portion of decommissioning liabilities	—	—	14,956	—	—	14,956
Current maturities of long-term debt	—	—	—	810	—	810

Total current liabilities	2,410	58,307	249,464	126,036	(42,684)	393,533

Deferred income taxes	285,871	—	—	11,587	—	297,458
Decommissioning liabilities	—	—	108,220	—	—	108,220
Long-term debt, net	—	1,673,351	—	11,736	—	1,685,087
Intercompany payables/(receivables)	(96,989)	356,668	(253,053)	(7,276)	650	—
Other long-term liabilities	5,192	32,380	26,704	45,972	—	110,248

Stockholders’ equity:
Preferred stock of $.01 par value	—	—	—	—	—	—
Common stock of $.001 par value	80	—	—	4,212	(4,212)	80
Additional paid in capital	447,007	124,271	—	517,209	(641,480)	447,007
Accumulated other comprehensive loss, net	(26,936)	(26,936)	—	(26,936)	53,872	(26,936)
Retained earnings (accumulated deficit)	1,033,448	1,552,714	2,235,982	123,254	(3,911,950)	1,033,448

Total stockholders’ equity (deficit)	1,453,599	1,650,049	2,235,982	617,739	(4,503,770)	1,453,599

Total liabilities and stockholders’ equity	$1,650,083	$3,770,755	$2,367,317	$805,794	$(4,545,804)	$4,048,145

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Consolidating Balance Sheets

December 31, 2010

(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$—	$5,493	$45,234	$—	$50,727
Accounts receivable, net	—	415	382,935	99,010	(29,910)	452,450
Income taxes receivable	—	—	—	2,024	(2,024)	—
Prepaid expenses	18	4,128	8,948	12,734	—	25,828
Inventory and other current assets	—	1,678	222,822	10,547	—	235,047
Intercompany interest receivable	—	15,883	—	—	(15,883)	—

Total current assets	18	22,104	620,198	169,549	(47,817)	764,052

Property, plant and equipment, net	—	3,189	957,561	352,400	—	1,313,150
Goodwill	—	—	447,467	140,533	—	588,000
Notes receivable	—	—	69,026	—	—	69,026
Intercompany notes receivable	—	456,280	—	—	(456,280)	—
Investments in subsidiaries	1,433,087	2,058,552	21,788	4,347	(3,517,774)	—
Equity-method investments	—	43,947	—	15,375	—	59,322
Intangible and other long-term assets, net	—	22,455	61,722	29,806	—	113,983

Total assets	$1,433,105	$2,606,527	$2,177,762	$712,010	$(4,021,871)	$2,907,533

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$—	$6,654	$71,790	$64,636	$(32,804)	$110,276
Accrued expenses	153	42,821	91,451	27,619	—	162,044
Income taxes payable	4,499	—	—	—	(2,024)	2,475
Deferred income taxes	29,353	—	—	—	—	29,353
Current portion of decommissioning liabilities	—	—	16,929	—	—	16,929
Current maturities of long-term debt	—	184,000	—	810	—	184,810
Intercompany interest payable	—	—	—	15,883	(15,883)	—

Total current liabilities	34,005	233,475	180,170	108,948	(50,711)	505,887

Deferred income taxes	211,173	—	—	12,763	—	223,936
Decommissioning liabilities	—	—	100,787	—	—	100,787
Long-term debt, net	—	669,089	—	12,546	—	681,635
Intercompany notes payable	—	—	—	456,280	(456,280)	—
Intercompany payables/(receivables)	(100,884)	233,339	(1,410)	(125,246)	(5,799)	—
Other long-term liabilities	8,260	37,537	19,427	49,513	—	114,737

Stockholders’ equity:
Preferred stock of $.01 par value	—	—	4,347	4,347	(8,694)	—
Common stock of $.001 par value	79	—	—	176	(176)	79
Additional paid in capital	415,278	124,271	—	66,762	(191,033)	415,278
Accumulated other comprehensive loss, net	(25,700)	(25,700)	—	(25,700)	51,400	(25,700)
Retained earnings (accumulated deficit)	890,894	1,334,516	1,874,441	151,621	(3,360,578)	890,894

Total stockholders’ equity (deficit)	1,280,551	1,433,087	1,878,788	197,206	(3,509,081)	1,280,551

Total liabilities and stockholders’ equity	$1,433,105	$2,606,527	$2,177,762	$712,010	$(4,021,871)	$2,907,533

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Consolidating Statements of Operations

Year Ended December 31, 2011

(in thousands)

	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$1,624,945	$406,843	$(67,456)	$1,964,332
Cost of services (exclusive of items shown separately below)	—	—	817,551	295,998	(67,140)	1,046,409
Depreciation, depletion, amortization and accretion	—	523	200,614	43,778	—	244,915
General and administrative expenses	683	79,672	230,972	65,608	(316)	376,619

Income (loss) from operations	(683)	(80,195)	375,808	1,459	—	296,389

Other income (expense):
Interest expense, net	—	(72,414)	(43)	(537)	—	(72,994)
Interest income	—	1,097	4,536	593	—	6,226
Intercompany interest income (expense)	—	26,673	—	(26,673)	—	—
Other income (expense)	—	(1,005)	183	—	—	(822)
Earnings (losses) from consolidated subsidiaries	218,198	330,553	2,621	—	(551,372)	—
Earnings (losses) from equity-method investments, net	—	15,180	—	1,214	—	16,394

Income (loss) from continuing operations before income taxes	217,515	219,889	383,105	(23,944)	(551,372)	245,193
Income taxes	81,533	—	—	4,271	—	85,804

Net income (loss) from continuing operations	135,982	219,889	383,105	(28,215)	(551,372)	159,389
Discontinued operations, net of income tax	6,572	(1,691)	(21,564)	(152)	—	(16,835)

Net income (loss)	$142,554	$218,198	$361,541	$(28,367)	$(551,372)	$142,554

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Consolidated Statements of Comprehensive Income (Loss)

Year Ended December 31, 2011

(in thousands)

	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$142,554	$218,198	$361,541	$(28,367)	$(551,372)	$142,554
Change in cumulative translation adjustment	(1,236)	(1,236)	—	(1,236)	2,472	(1,236)

Comprehensive income (loss)	$141,318	$216,962	$361,541	$(29,603)	$(548,900)	$141,318

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Consolidating Statements of Operations

Year Ended December 31, 2010

(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$1,295,946	$337,526	$(70,429)	$1,563,043
Cost of services (exclusive of items shown separately below)	—	—	687,519	231,082	(70,109)	848,492
Depreciation, depletion, amortization and accretion	—	515	169,528	38,054	—	208,097
General and administrative expenses	322	98,220	181,234	53,146	(320)	332,602

Income (loss) from operations	(322)	(98,735)	257,665	15,244	—	173,852

Other income (expense):
Interest expense, net	—	(53,716)	(216)	(2,548)	—	(56,480)
Interest income		150	4,459	526	—	5,135
Intercompany interest income (expense)	—	15,883	—	(15,883)	—	—
Other income (expense)		825	—	—	—	825
Earnings (losses) from consolidated subsidiaries	119,801	255,257	3,555	—	(378,613)	—
Earnings (losses) from equity-method investments, net	—	985	—	7,260	—	8,245

Income (loss) from continuing operations before income taxes	119,479	120,649	265,463	4,599	(378,613)	131,577
Income taxes	39,722	—	—	5,709	—	45,431

Net income (loss) from continuing operations	79,757	120,649	265,463	(1,110)	(378,613)	86,146
Discontinued operations, net of income tax	2,060	(848)	(5,387)	(154)	—	(4,329)

Net income (loss)	$81,817	$119,801	$260,076	$(1,264)	$(378,613)	$81,817

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Consolidated Statements of Comprehensive Income (Loss)

Year Ended December 31, 2010

(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$81,817	$119,801	$260,076	$(1,264)	$(378,613)	$81,817
Change in cumulative translation adjustment	(6,704)	(6,704)	—	(6,704)	13,408	(6,704)

Comprehensive income (loss)	$75,113	$113,097	$260,076	$(7,968)	$(365,205)	$75,113

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Consolidating Statements of Operations

Year Ended December 31, 2009

(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$1,178,883	$185,048	$(43,290)	$1,320,641
Cost of services (exclusive of items shown separately below)	—	—	688,766	106,054	(43,290)	751,530
Depreciation and amortization	—	476	171,902	21,614	—	193,992
General and administrative expenses	(184)	60,013	154,376	29,783	—	243,988
Reduction in value of assets	—	—	212,527	—	—	212,527

Income (loss) from operations	184	(60,489)	(48,688)	27,597	—	(81,396)

Other income (expense):
Interest expense, net	—	(48,707)	—	(995)	—	(49,702)
Interest income		87	670	169	—	926
Other income (expense)		571	—	—	—	571
Earnings (losses) from consolidated subsidiaries	(168,312)	(448)	2,911	—	165,849	—
Earnings (losses) from equity-method investments, net	—	(21,631)	—	(969)	—	(22,600)
Reduction in value of equity-method investments	—	(36,486)	—	—	—	(36,486)

Income (loss) from continuing operations before income taxes	(168,128)	(167,103)	(45,107)	25,802	165,849	(188,687)
Income taxes	(76,443)	—	—	8,296	—	(68,147)

Net income (loss) from continuing operations	(91,685)	(167,103)	(45,107)	17,506	165,849	(120,540)
Discontinued operations, net of income tax	(10,638)	(1,209)	30,147	(83)	—	18,217

Net income (loss)	$(102,323)	$(168,312)	$(14,960)	$17,423	$165,849	$(102,323)

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Consolidated Statements of Comprehensive Income (Loss)

Year Ended December 31, 2009

(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$(102,323)	$(168,312)	$(14,960)	$17,423	$165,849	$(102,323)
Disposition of hedging positions of equity-method investments, net of tax	—	(3,881)	—	—	—	(3,881)
Change in cumulative translation adjustment	17,526	17,526	—	17,526	(35,052)	17,526

Comprehensive income (loss)	$(84,797)	$(154,667)	$(14,960)	$34,949	$130,797	$(88,678)

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2011

(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net income (loss)	$142,554	$218,198	$361,541	$(28,367)	$(551,372)	$142,554
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion, amortization and accretion	—	523	211,988	44,802	—	257,313
Deferred income taxes	49,946	—	—	(1,873)	—	48,073
Excess tax benefit from stock-based compensation	(9,004)	—	—	—	—	(9,004)
Reduction in value of assets	—	—	46,096	—	—	46,096
Stock-based and performance share unit compensation expense	—	14,032	—	—	—	14,032
Retirement and deferred compensation plans expense	—	1,990	—	—	—	1,990
(Earnings) losses from consolidated subsidiaries	(218,198)	(330,553)	(2,621)	—	551,372	—
(Earnings) losses from equity-method investments, net of cash received	—	(12,001)	—	(1,151)	—	(13,152)
Amortization of debt acquisition costs and note discount	—	25,154	—	24	—	25,178
Gain on sale of businesses	—	—	(8,558)	—	—	(8,558)
Other reconciling items, net	—	(1,884)	(4,542)	—	—	(6,426)
Changes in operating assets and liabilities, net of acquisitions and dispositions:
Accounts receivable	—	(117)	(51,133)	(35,564)	—	(86,814)
Inventory and other current assets	—	(117)	5,348	(3,049)	—	2,182
Accounts payable	—	(2,348)	26,499	16,138	—	40,289
Accrued expenses	12	7,983	11,801	5,165	—	24,961
Decommissioning liabilities	—	—	(504)	—	—	(504)
Income taxes	(917)	—	—	(461)	—	(1,378)
Other, net	(16)	(1,024)	18,646	(1,634)	—	15,972

Net cash provided by (used in) operating activities	(35,623)	(80,164)	614,561	(5,970)	—	492,804
Cash flows from investing activities:
Payments for capital expenditures	—	(93)	(383,785)	(100,770)	—	(484,648)
Change in restricted cash held for acquisition of a business	—	(785,280)	—	—	—	(785,280)
Purchase of short-term investments	—	(223,491)	—	—	—	(223,491)
Proceeds from sale of short-term investments	—	223,630	—	—	—	223,630
Acquisitions of businesses, net of cash acquired	—	—	(1,200)	(548)	—	(1,748)
Proceeds from sale of businesses	—	—	22,349	—	—	22,349
Other	—	—	(721)	—	—	(721)
Intercompany receivables/payables	14,485	125,015	(250,425)	110,925	—	—

Net cash provided by (used in) investing activities	14,485	(660,219)	(613,782)	9,607	—	(1,249,909)
Cash flows from financing activities:
Net (payments) borrowings from revolving line of credit	—	(100,000)	—	—	—	(100,000)
Proceeds from issuance of long-term debt	—	1,300,000	—	—	—	1,300,000
Principal payments on long-term debt	—	(400,000)	—	(810)	—	(400,810)
Payment of debt issuance costs	—	(24,428)	—	—	—	(24,428)
Proceeds from exercise of stock options	10,263	—	—	—	—	10,263
Excess tax benefit from stock-based compensation	9,004	—	—	—	—	9,004
Proceeds from issuance of stock through employee benefit plans	2,206	—	—	—	—	2,206
Other	(335)	(6,132)	—	(3,195)	—	(9,662)

Net cash provided by (used in) financing activities	21,138	769,440	—	(4,005)	—	786,573
Effect of exchange rate changes on cash	—	—	—	79	—	79

Net increase (decrease) in cash and cash equivalents	—	29,057	779	(289)	—	29,547
Cash and cash equivalents at beginning of period	—	—	5,493	45,234	—	50,727

Cash and cash equivalents at end of period	$—	$29,057	$6,272	$44,945	$—	$80,274

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2010

(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net income (loss)	$81,817	$119,801	$260,076	$(1,264)	$(378,613)	$81,817
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion, amortization and accretion	—	515	181,216	39,104	—	220,835
Deferred income taxes	10,650	—	—	(2,374)	—	8,276
Excess tax benefit from stock-based compensation	(560)					(560)
Reduction in value of assets	—	—	32,004	—	—	32,004
Stock-based and performance share unit compensation expense	—	27,207	—	—	—	27,207
Retirement and deferred compensation plans expense	—	4,825	—	—	—	4,825
(Earnings) losses from consolidated subsidiaries	(119,801)	(255,257)	(3,555)	—	378,613	—
(Earnings) losses from equity-method investments, net of cash received	—	9,005	—	(6,100)	—	2,905
Amortization of debt acquisition costs and note discount	—	23,954	—	—	—	23,954
Gain on sale of business	—	—	(1,083)	—	—	(1,083)
Other reconciling items, net	—	(161)	(4,547)	—	—	(4,708)
Changes in operating assets and liabilities, net of acquisitions and dispositions:
Accounts receivable	—	275	(76,669)	(13,406)	—	(89,800)
Inventory and other current assets	—	163	89,302	(3,778)	—	85,687
Accounts payable	—	2,001	18,928	(626)	—	20,303
Accrued expenses	38	5,800	1,735	7,181	—	14,754
Decommissioning liabilities	—	—	(1,759)	—	—	(1,759)
Income taxes	13,536	—	—	(3,026)	—	10,510
Other, net	(1,417)	(3,143)	21,280	4,086	—	20,806

Net cash provided by (used in) operating activities	(15,737)	(65,015)	516,928	19,797	—	455,973
Cash flows from investing activities:
Payments for capital expenditures	—	—	(218,726)	(104,518)	—	(323,244)
Acquisitions of businesses, net of cash acquired	—	—	(56,560)	(219,517)	—	(276,077)
Proceeds from sale of business	—	—	5,250	—	—	5,250
Other	—	2,387	(11,537)	(252)	—	(9,402)
Intercompany receivables/payables	12,359	(102,093)	(234,733)	324,467	—	—

Net cash provided by (used in) investing activities	12,359	(99,706)	(516,306)	180	—	(603,473)
Cash flows from financing activities:
Net (payments) borrowings from revolving line of credit	—	(2,000)	—	—	—	(2,000)
Principal payments on long-term debt	—	—	—	(810)	—	(810)
Payment of debt issuance costs	—	(5,182)	—	—	—	(5,182)
Proceeds from exercise of stock options	927	—	—	—	—	927
Excess tax benefit from stock-based compensation	560	—	—	—	—	560
Proceeds from issuance of stock through employee benefit plans	1,891	—	—	—	—	1,891
Other	—	—	—	(3,443)	—	(3,443)

Net cash provided by (used in) financing activities	3,378	(7,182)	—	(4,253)	—	(8,057)

Effect of exchange rate changes on cash	—	—	—	(221)	—	(221)

Net increase (decrease) in cash and cash equivalents	—	(171,903)	622	15,503	—	(155,778)
Cash and cash equivalents at beginning of period	—	171,903	4,871	29,731	—	206,505

Cash and cash equivalents at end of period	$—	$—	$5,493	$45,234	$—	$50,727

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2009

(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net income (loss)	$(102,323)	$(168,312)	$(14,960)	$17,423	$165,849	$(102,323)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	—	476	184,084	22,554	—	207,114
Deferred income taxes	(73,127)	—	—	(1,577)	—	(74,704)
Excess tax benefit from stock-based compensation	(170)	—	—	—	—	(170)
Reduction in value of assets	—	—	212,527	—	—	212,527
Reduction in value of equity-method investments	—	36,486	—	—	—	36,486
Stock-based and performance share unit compensation expense	—	11,785	—	—	—	11,785
Retirement and deferred compensation plans expense	—	1,550	—	—	—	1,550
(Earnings) losses from consolidated subsidiaries	168,312	448	(2,911)	—	(165,849)	—
(Earnings) losses from equity-method investments, net of cash received	—	27,637	—	969	—	28,606
Amortization of debt acquisition costs and note discount	—	21,744	—	—	—	21,744
Gain on sale of businesses	—	—	(2,084)	—	—	(2,084)
Changes in operating assets and liabilities, net of acquisitions and dispositions:
Accounts receivable	—	(156)	19,940	5,825	—	25,609
Inventory and other current assets	—	(211)	(48,786)	(2,323)	—	(51,320)
Accounts payable	—	609	(27,786)	2,540	—	(24,637)
Accrued expenses	(469)	(13,381)	(27,381)	(33)	—	(41,264)
Income taxes	4,270	—	—	(6,571)	—	(2,301)
Other, net	1,970	6,925	17,493	3,097	—	29,485

Net cash provided by (used in) operating activities	(1,537)	(74,400)	310,136	41,904	—	276,103
Cash flows from investing activities:
Payments for capital expenditures	—	—	(240,907)	(45,370)	—	(286,277)
Acquisitions of businesses, net of cash acquired	—	—	(1,247)	—	—	(1,247)
Proceeds from sale of businesses	—	—	7,716	—	—	7,716
Cash contributed to equity-method investment	—	—	—	(8,694)	—	(8,694)
Other	—	(3,769)	—	—	—	(3,769)
Intercompany receivables/payables	(966)	64,509	(76,684)	13,141	—	—

Net cash provided by (used in) investing activities	(966)	60,740	(311,122)	(40,923)	—	(292,271)
Cash flows from financing activities:
Net (payments) borrowings from revolving line of credit	—	177,000	—	—	—	177,000
Principal payments on long-term debt	—	—	—	(810)	—	(810)
Payment of debt issuance costs	—	(2,308)	—	—	—	(2,308)
Proceeds from exercise of stock options	375	—	—	—	—	375
Excess tax benefit from stock-based compensation	170	—	—	—	—	170
Proceeds from issuance of stock through employee benefit plans	1,958	—	—	—	—	1,958

Net cash provided by (used in) financing activities	2,503	174,692	—	(810)	—	176,385
Effect of exchange rate changes on cash	—	—	—	1,435	—	1,435

Net increase (decrease) in cash and cash equivalents	—	161,032	(986)	1,606	—	161,652
Cash and cash equivalents at beginning of period	—	10,871	5,857	28,125	—	44,853

Cash and cash equivalents at end of period	$—	$171,903	$4,871	$29,731	$—	$206,505

Interim Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2011
Interim Financial Information (Unaudited) [Abstract]
Interim Financial Information (Unaudited)
(17)	Interim Financial Information (Unaudited)

The following is a summary of consolidated interim financial information for the years ended December 31, 2011 and 2010 (amounts in thousands, except per share data).

	Three Months Ended
	March 31	June 30	Sept. 30	Dec. 31
2011
Revenues	$384,997	$479,893	$537,042	$562,400
Less:
Cost of services, rentals and sales	217,022	250,667	285,124	293,596
Depreciation, depletion, amortization and accretion	55,824	60,020	61,807	67,264

Gross profit	112,151	169,206	190,111	201,540
Net income from continuing operations	9,877	41,375	54,799	53,338
Earnings per share from continuing operations:
Basic	$0.12	$0.52	$0.69	$0.67
Diluted	0.12	0.51	0.67	0.67

	Three Months Ended
	March 31	June 30	Sept. 30	Dec. 31
2010
Revenues	$338,744	$400,411	$402,392	$421,496
Less:
Cost of services, rentals and sales	180,565	211,214	216,564	240,149
Depreciation, depletion, amortization and accretion	48,178	51,238	53,524	55,157

Gross profit	110,001	137,959	132,304	126,190
Net income from continuing operations	20,374	23,949	25,809	16,014
Earnings per share from continuing operations:
Basic	$0.26	$0.30	$0.33	$0.20
Diluted	0.26	0.30	0.32	0.20

Supplementary Oil and Natural Gas Disclosures (Unaudited)	12 Months Ended
Dec. 31, 2011
Supplementary Oil and Natural Gas Disclosures [Abstract]
Supplementary Oil and Natural Gas Disclosures (Unaudited)
(18)	Supplementary Oil and Natural Gas Disclosures (Unaudited)

On January 31, 2010, Wild Well acquired 100% ownership of Shell Offshore, Inc.’s Gulf of Mexico Bullwinkle platform and its related assets and assumed the related decommissioning obligation. Immediately after Wild Well acquired these assets, it conveyed an undivided 49% interest in these assets and the related well plugging and abandonment obligations to Dynamic Offshore, which operates these assets (see note 3). The Company also has an interest in oil and gas operations through its equity-method investment in Dynamic Offshore (see note 7).

In January 2010, the Financial Accounting Standards Board issued an update to the authoritative guidance related to oil and gas reserve estimation and disclosures that expands the definition of oil- and gas-producing activities and requires disclosures of reserve quantities and standardized measure of cash flows for equity-method investments that have significant oil- and gas-producing activities.

The Company’s December 31, 2011 estimates of proved reserves are based on reserve reports prepared by Netherland, Sewell & Associates, Inc., independent petroleum engineers. The Company’s December 31, 2010 estimates of proved reserves were based on reserve reports prepared by DeGoyler and MacNaughton and Netherland, Sewell & Associates Inc. Users of this information should be aware that the process of estimating quantities of “proved”, “proved developed” and “proved undeveloped” natural gas and crude oil reserves is very complex, requiring significant subjective decisions in the evaluation of all available geological, engineering and economic data for each reservoir. This data may also change substantially over time as a result of multiple factors including, but not limited to, additional development activity, evolving production history and continual reassessment of the viability of production under varying economic conditions. Consequently, material revisions to existing reserve estimates occur from time to time. Although every reasonable effort is made to ensure that reserve estimates reported represent the most accurate assessments possible, the significance of the subjective decisions required and variances in available data for various reservoirs make these estimates generally less precise than other estimates presented in connection with financial statement disclosures. Proved reserves are estimated quantities of natural gas, crude oil and condensate that geological and engineering data demonstrate, with reasonable certainty, to be recoverable in future years from known reservoirs under existing economic and operating conditions. Proved developed reserves are proved reserves that can be expected to be recovered through existing wells with existing equipment and operating methods. Proved undeveloped reserves are proved reserves that are expected to be recovered from new wells on undrilled acreage, or from existing wells where a relatively major expenditure is required for completion.

Oil and Natural Gas Reserves

The following table sets forth the Company’s net proved reserves, including the changes therein, and proved developed reserves:

	Consolidated		Company’s Share of Equity-Method Investments
	Crude Oil	Natural Gas	Crude Oil	Natural Gas
	(Mbbls)	(Mmcf)	(Mbbls)	(Mmcf)
Proved-developed and undeveloped reserves:
December 31, 2009	—	—	3,242	23,255
Purchase of reserves in place	5,686	4,377	34	8
Revisions	723	1,572	564	692
Extensions, discoveries and other additions	—	—	—	413
Change in ownership percentage	—	—	(32)	(1,347)
Production	(427)	(648)	(413)	(2,910)

December 31, 2010	5,982	5,301	3,395	20,111
Purchase of reserves in place	—	—	958	8,045
Revisions	887	1,338	412	(547)
Extensions, discoveries and other additions	—	—	—	—
Sale of reserves in-place	—	—	(1,159)	(8,467)
Production	(439)	(371)	(399)	(906)

December 31, 2011	6,430	6,268	3,207	18,236

Proved-developed reserves:
December 31, 2010	4,166	3,848	2,972	18,228
December 31, 2011	3,495	3,229	2,606	14,695

Proved-undeveloped reserves:
December 31, 2010	1,817	1,453	423	1,885
December 31, 2011	2,935	3,039	602	3,542

Costs Incurred in Oil and Natural Gas Activities

The following table displays certain information regarding the costs incurred associated with finding, acquiring and developing the Company’s proved oil and natural gas reserves for the years ended December 31, 2011 and 2010 (in thousands).

	Consolidated		Company’s Share of Equity-Method Investments
	Years Ended December 31,		Years Ended December 31,
	2011	2010	2011	2010
Acquisition of properties—proved	$—	$34,336	$32,586	$629
Acquisition of properties—unproved	—	—	—	118
Exploratory costs	—	359	—	—
Development costs	10,560	30	18,367	9,980

Total costs incurred	$10,560	$34,725	$50,953	$10,727

Capitalized costs for oil and gas producing activities consist of the following (in thousands):

	Consolidated		Company’s Share of Equity-Method Investments
	Years Ended December 31,		Years Ended December 31,
	2011	2010	2011	2010
Unproved oil and gas properties	$—	$—	$13,559	$24,097
Proved oil and gas properties	44,109	34,336	159,527	144,324
Accumulated depreciation, depletion and amortization	(8,215)	(3,038)	(52,764)	(49,849)

Capitalized costs, net	$35,894	$31,298	$120,322	$118,572

Productive Wells Summary

The following table presents the Company’s ownership of productive oil and natural gas wells as of December 31, 2011. Productive wells consist of producing wells and wells capable of production. In the table, “gross” refers to the total wells in which the Company owns an interest and “net” refers to the sum of fractional interests owned in gross wells.

	Consolidated Total		Company’s Share of Equity-Method Investments Total
	Productive Wells		Productive Wells
	Gross	Net	Gross	Net
Oil	10.00	5.10	28.50	18.13
Natural gas	—	—	22.70	11.07

Total	10.00	5.10	51.20	29.20

Acreage

The following table sets forth information as of December 31, 2011 relating to acreage held by the Company. Developed acreage is assigned to productive wells.

			Company’s Share of
	Consolidated		Equity-Method Investments
	Gross	Net	Gross	Net
	Acreage	Acreage	Acreage	Acreage
Developed	17,280	8,813	69,517	38,434
Undeveloped	—	—	5,560	4,574

Total	17,280	8,813	75,077	43,008

Drilling Activity

The following table shows the Company’s drilling activity for the years ended December 31, 2011 and 2010. The Company did not engage in any drilling activity related to its ownership of the Bullwinkle platform and its related assets during the year ended December 31, 2011. In the table, “gross” refers to the total wells in which the Company has a working interest and “net” refers to the gross wells multiplied by the Company’s working interest in these wells. Well activity refers to the number of wells completed during a fiscal year, regardless of when drilling first commenced.

	Company’s Share of Equity-Method Investments
	2011		2010
	Gross	Net	Gross	Net
Exploratory Wells
Productive	0.10	0.01	—	—
Non-productive	0.10	0.07	—	—

Total	0.20	0.08	—	—

Development Wells
Productive	0.20	0.03	0.25	0.15
Non-productive	0.10	0.02	—	—

Total	0.30	0.05	0.25	0.15

Results of Operations

The following table sets forth the Company’s results of operations for producing activities:

	Years Ended December 31,
	2011	2010
Consolidated Entities
Revenues
Sales	$54,442	$39,410

Production costs	12,293	9,511
Exploration expenses	—	359

Depreciation, depletion and amortization	11,928	10,057

	30,221	19,483
Income tax expenses	10,789	7,014

Results of operations from producing activities (excluding corporate overhead)	$19,432	$12,469

Company’s share of equity-method investments
Revenues
Sales	$53,181	$56,964

Production costs	22,034	23,375
Exploration expenses	—	105

Depreciation, depletion and amortization	18,449	18,557

	12,698	14,927
Income tax expenses	4,533	5,373

Results of operations from producing activities (excluding corporate overhead)	$8,165	$9,554

The Company’s consolidated oil and gas operations, as well as its share of equity-method investment are in the Gulf of Mexico. The Company’s consolidated entity’s average sales price was $108.79 per barrel of oil and $3.45 per mcf of gas in 2011 and $77.04 per barrel of oil and $5.00 per mcf of gas in 2010. Average production costs were $12.51 and $19.99 per barrel of oil equivalent in years ended December 31, 2011 and 2010, respectively. The Company’s share of its equity-method investment’s average sales price was $113.28 per barrel of oil and $4.40 per mcf of gas in 2011 and $79.21 per barrel of oil and $4.78 per mcf of gas in 2010. Average production costs were $26.30 and $25.35 per barrel of oil equivalent in 2011 and 2010, respectively.

Standardized Measure of Discounted Future Net Cash Flows Relating to Reserves

The following information has been developed utilizing procedures prescribed by authoritative guidance related to oil and gas activities. It may be useful for certain comparative purposes, but should not be solely relied upon in evaluating the Company or its performance. Further, information contained in the following table should not be considered as representative of realistic assessments of future cash flows, nor should the standardized measure of discounted future net cash flows be viewed as representative of the current value of the Company.

The Company believes that the following factors should be taken into account in reviewing this information: (1) future costs and selling prices will likely differ from those required to be used in these calculations; (2) due to future market conditions and governmental regulations, actual rates of production achieved in future years may vary significantly from the rate of production assumed in the calculations; (3) selection of a 10% discount rate is arbitrary and may not be reasonable as a measure of the relative risk inherent in realizing future net oil and gas revenues; and (4) future net revenues may be subject to different rates of income taxation.

Under the standardized measure, future cash inflows were estimated by applying period-end oil and natural gas prices adjusted for differentials. Future cash inflows were reduced by estimated future development, abandonment and production costs based on period-end costs in order to arrive at net cash flow before tax. Future income tax expense has been computed by applying period-end statutory tax rates to aggregate future net cash flows, reduced by the tax basis of the properties involved and tax carryforwards. Use of a 10% discount rate is required by authoritative guidance related to oil and gas activities.

The standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves at December 31, 2011 and 2010 is as follows (in thousands):

			Company’s Share of
	Consolidated		Equity-Method Investments
	2011	2010	2011	2010
Future cash inflows	$701,170	$486,199	$414,246	$356,126
Future production costs	(126,627)	(43,392)	(100,848)	(83,215)
Future development and abandonment costs	(58,388)	(86,125)	(67,760)	(84,260)
Future income tax expenses	(185,816)	(129,262)	(73,202)	(66,161)

Future net cash flows	330,339	227,420	172,436	122,490
10% annual discount for estimated timing of cash flows	92,590	57,928	39,704	20,014

Standardized measure of discounted future net cash flows	$237,749	$169,492	$132,732	$102,476

A summary of the changes in the standardized measure of discounted future net cash flows applicable to proved oil and natural gas reserves for the years ended December 31, 2011 and 2010 is as follows (in thousands):

	Consolidated		Company’s Share of Equity- Method Investment
	2011	2010	2011	2010
Beginning of the period	$169,492	$—	$102,476	$64,136
Net change in sales and transfer prices and in production (lifting) costs related to future production	62,881	102,726	27,944	57,626
Changes in estimated future development costs	8,297	2,950	(8,862)	(9,051)
Sales and transfers of oil and gas produced during the period	(54,057)	(29,542)	(44,268)	(32,370)
Net change due to extensions, discoveries, and improved recovery	—	—	—	2,781
Net changes due to purchases and sales of minerals in place	—	70,993	51,781	(1,912)
Net changes due to revisions in quantity estimates	57,189	38,206	22,005	16,859
Previously estimated development costs incurred during the period	17,980	1,758	13,840	16,570
Exchange transaction	—	—	(23,356)	—
Accretion of discount	26,625	16,484	11,179	8,780
Other-unspecified	(12,650)	2,338	(2,065)	1,496
Net change in income taxes	(38,008)	(36,421)	(17,942)	(22,439)

Aggregate change in the standardized measure of discounted future net cash flows for the year	68,257	169,492	30,256	38,340

End of the period	$237,749	$169,492	$132,732	$102,476

The December 31, 2011 amount was estimated by Netherland, Sewell & Associates, Inc. using a twelve month average WTI Cushing price of $96.19 per barrel (bbl), and a Henry Hub gas price of $4.118 per million British Thermal Units, and price differentials. The December 31, 2010 amount was estimated by DeGoyler and MacNaughton and Netherland, Sewell & Associates, Inc. using a twelve month average WTI Cushing price of $79.40 per barrel (bbl), and a Henry Hub gas price of $4.38 per million British Thermal Units, and price differentials.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation
(a)	Basis of Presentation

The consolidated financial statements include the accounts of Superior Energy Services, Inc. and subsidiaries (the Company). All significant intercompany accounts and transactions are eliminated in consolidation.

Reclassifications
(b)	Reclassifications

In the first quarter of 2012, the Company sold the 18 liftboats and related assets comprising its Marine segment, as well as a derrick barge from its Subsea and Well Enhancement segment. Beginning the first quarter of 2012, all of the operations related to these assets, as well as any resulting gain or loss recognized from the dispositions, will be reported as discontinued operations, net of tax in the consolidated financial statements. We have also reported the prior period operations related to these assets as discontinued operations retrospectively for all periods presented. See Note 4 – Discontinued Operations for more information. Certain previously reported amounts have been reclassified to conform to the 2011 presentation.

Business
(c)	Business

The Company is a leading provider of specialized oilfield services and equipment focusing on serving the production and drilling-related needs of oil and gas companies. The Company provides most of the products and services necessary to maintain, enhance and extend producing wells, as well as plug and abandonment services at the end of their life cycle.

Use of Estimates
(d)	Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make significant estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Major Customers and Concentration of Credit Risk
(e)	Major Customers and Concentration of Credit Risk

The majority of the Company’s business is conducted with major and independent oil and gas exploration companies. The Company evaluates the financial strength of its customers and provides allowances for probable credit losses when deemed necessary.

The market for the Company’s services and products is the oil and gas industry in the United States and select international market areas. Oil and gas companies make capital expenditures on exploration, drilling and production operations. The level of these expenditures historically has been characterized by significant volatility.

The Company derives a large amount of revenue from a small number of major and independent oil and gas companies. In 2011 and 2010, no single customer accounted for more than 10% of total revenue. In 2009 Chevron accounted for approximately 15%, Apache accounted for approximately 13% and BP accounted for approximately 11% of total revenue, primarily related to our Subsea and Well Enhancement segment.

In addition to trade receivables, other financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and derivative instruments used in hedging activities. The Company periodically evaluates the creditworthiness of financial institutions that may serve as a counterparty. The financial institutions in which the Company transacts business are large, investment grade financial institutions which are “well-capitalized” under applicable regulatory capital adequacy guidelines, thereby minimizing its exposure to credit risks for deposits in excess of federally insured amounts and for failure to perform as the counterparty on interest rate swap agreements.

Cash Equivalents
(f)	Cash Equivalents
The Company considers all short-term investments with a maturity of 90 days or less when purchased to be cash equivalents.
Accounts Receivable and Allowances
(g)	Accounts Receivable and Allowances

Trade accounts receivable are recorded at the invoiced amount or the earned amount but not yet invoiced and do not bear interest. The Company maintains allowances for estimated uncollectible receivables including bad debts and other items. The allowance for doubtful accounts is based on the Company’s best estimate of probable uncollectible amounts in existing accounts receivable. The Company determines the allowance based on historical write-off experience and specific identification.

Inventory and Other Current Assets
(h)	Inventory and Other Current Assets

Inventories are stated at the lower of cost or market. Cost is determined using the first-in, first-out (FIFO) or weighted-average cost methods for finished goods and work-in-process. Supplies and consumables consist principally of products used in our services provided to customers.

Inventory and other current assets include approximately $83.1 million and $70.0 million of inventory at December 31, 2011 and 2010, respectively. Our inventory balance at December 31, 2011 consisted of approximately $39.0 million of finished goods, $2.3 million of work-in-process, $5.4 million of raw materials and $36.4 million of supplies and consumables. Our inventory balance at December 31, 2010 consisted of $31.4 million of finished goods, $1.4 million of work-in-process, $2.2 million of raw materials and $35.0 million of supplies and consumables.

Additionally, inventory and other current assets include approximately $133.4 million and $146.9 million of costs incurred and estimated earnings in excess of billings on uncompleted contracts at December 31, 2011 and 2010, respectively. The Company follows the percentage-of-completion method of accounting for applicable contracts.

Property, Plant and Equipment
(i)	Property, Plant and Equipment

Property, plant and equipment are stated at cost, except for assets acquired using purchase accounting, which are recorded at fair value as of the date of acquisition. With the exception of the Company’s larger marine vessels, depreciation is computed using the straight line method over the estimated useful lives of the related assets as follows:

Buildings and improvements	3 to 40 years
Marine vessels and equipment	5 to 25 years
Machinery and equipment	2 to 20 years
Automobiles, trucks, tractors and trailers	3 to 5 years
Furniture and fixtures	2 to 10 years

The Company’s larger marine vessels are depreciated using the units-of-production method based on the utilization of the vessels and are subject to a minimum amount of annual depreciation. The units-of-production method is used for these assets because depreciation occurs primarily through use rather than through the passage of time.

The Company follows the successful efforts method of accounting for its investment in oil and natural gas properties. Under the successful efforts method, the costs of successful exploratory wells and leases containing productive reserves are capitalized. Costs incurred to drill and equip developmental wells, including unsuccessful development wells, are capitalized. Other costs such as geological and geophysical costs and the drilling costs of unsuccessful exploratory wells are expensed. Leasehold and well costs are depleted on a units-of-production basis based on the estimated remaining equivalent proved oil and gas reserves of each field.

The Company capitalizes interest on the cost of major capital projects during the active construction period. Capitalized interest is added to the cost of the underlying assets and is amortized over the useful lives of the assets. The Company capitalized approximately $7.1 million, $2.7 million and $2.9 million in 2011, 2010 and 2009, respectively, of interest for various capital projects.

In accordance with authoritative guidance on property, plant and equipment, long-lived assets, such as property, plant and equipment and purchased intangibles subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of assets to be held and used is assessed by a comparison of the carrying amount of such assets to their fair value calculated, in part, by the estimated undiscounted future cash flows expected to be generated by the assets. Cash flow estimates are based upon, among other things, historical results adjusted to reflect the best estimate of future market rates, utilization levels, and operating performance. Estimates of cash flows may differ from actual cash flows due to, among other things, changes in economic conditions or changes in an asset’s operating performance. The Company’s assets are grouped by subsidiary or division for the impairment testing, except for liftboats, which are grouped together by leg length. These groupings represent the lowest level of identifiable cash flows. The Company has long-lived assets, such as facilities, utilized by multiple operating divisions that do not have identifiable cash flows. Impairment testing for these long-lived assets is based on the consolidated entity. If the assets’ fair value is less than the carrying amount of those items, impairment losses are recorded in the amount by which the carrying amount of such assets exceeds the fair value. Assets to be disposed of are reported at the lower of the carrying amount or fair value less estimated costs to sell. The net carrying value of assets not fully recoverable is reduced to fair value. The estimate of fair value represents the Company’s best estimate based on industry trends and reference to market transactions and is subject to variability. The oil and gas industry is cyclical and these estimates of the period over which future cash flows will be generated, as well as the predictability of these cash flows, can have a significant impact on the carrying values of these assets and, in periods of prolonged down cycles, may result in impairment charges.

As a result of pursuing strategic alternatives, the Company entered into an agreement dated February 22, 2012 to sell its Marine segment. As such, the Company concluded that indicators of impairment existed and therefore conducted a fair value assessment of the liftboats at December 31, 2011. This valuation included two components: estimated undiscounted cash flows and indicated valuation evidenced by tenders from prospective buyers. A weighted average was applied to the two components to obtain an estimate of the fair market value of the liftboats. Based on this valuation analysis, the Company determined that the liftboats had a fair market value that was approximately $35.8 million less than their carrying value. Therefore, a reduction in the value of assets (property, plant and equipment) was recorded for approximately $35.8 million, which is included in discontinued operations on the consolidated statement of operations. On March 30, 2012, the Company sold the 18 liftboats and related assets that comprised its Marine segment.

For the year ended December 31, 2010, the Company recorded a reduction in the value of assets totaling $32.0 million in connection with liftboat components primarily related to the two partially completed liftboats, which is included in discontinued operations on the consolidated statements of operations. For the year ended December 31, 2009, the Company recorded approximately $119.8 million reduction in the value of assets, related to property, plant and equipment, due to the decline in the U.S. land market area.

Goodwill
(j)	Goodwill

In accordance with authoritative guidance on intangible assets, goodwill is tested for impairment annually as of December 31 or on an interim basis if events or circumstances indicate that the fair value of the asset has decreased below its carrying value. In order to estimate the fair value of the reporting units (which is consistent with the reported business segments), the Company used a weighting of the discounted cash flow method and the public company guideline method of determining fair value of each reporting unit. The Company weighted the discounted cash flow method 80% and the public company guideline method 20% due to differences between the Company’s reporting units and the peer companies’ size, profitability and diversity of operations. In order to validate the reasonableness of the estimated fair values obtained for the reporting units, a reconciliation of fair value to market capitalization was performed for each unit on a standalone basis. A control premium, derived from market transaction data, was used in this reconciliation to ensure that fair values were reasonably stated in conjunction with the Company’s capitalization. These fair value estimates were then compared to the carrying value of the reporting units. No impairment loss was recognized during the years ended December 31, 2010 and 2009, as the fair value of the reporting unit exceeded the carrying amount. A significant amount of judgment was involved in performing these evaluations since the results are based on estimated future events.

The Company completed its assessment at December 31, 2011 to determine whether goodwill was impaired and as a result determined that it was more likely than not that the fair value of the former Marine segment was less than its carrying amount, indicating that goodwill was potentially impaired. As a result, the Company initiated the second step of the goodwill impairment test which involved calculating the implied fair value of the goodwill by allocating the fair value of the former Marine segment to all of the assets and liabilities other than goodwill and comparing it to the carrying amount of goodwill. The Company determined that the implied fair value of the goodwill for the former Marine segment was less than its carrying value and fully wrote-off the goodwill balance of $10.3 million, which was recorded as a reduction in the value of assets within income (loss) from discontinued operations on the consolidated statement of operations.

The following table summarizes the activity for the Company’s goodwill for the years ended December 31, 2011 and 2010 (amounts in thousands):

If, among other factors, (1) the Company’s market capitalization declines and remains below its stockholders’ equity, (2) the fair value of the reporting units decline, or (3) the adverse impacts of economic or competitive factors are worse than anticipated, the Company could conclude in future periods that impairment losses are required.

Notes Receivable
(k)	Notes Receivable

Notes receivable consist of a commitment from the seller of oil and gas properties towards the abandonment of the acquired property. Pursuant to an agreement with the seller, the Company will invoice the seller an agreed upon amount at the completion of certain decommissioning activities. The gross amount of this note totaled $115.0 million and is recorded at present value using an effective interest rate of 6.58%. The related discount is amortized to interest income based on the expected timing of the platform’s removal. The Company recorded interest income related to notes receivable of $4.5 million for each of the years ended December 31, 2011 and 2010.

Intangible and Other Long-Term Assets
(l)	Intangible and Other Long-Term Assets

Intangible and other long-term assets consist of the following at December 31, 2011 and 2010 (amounts in thousands):

Customer relationships, tradenames, and non-compete agreements are amortized using the straight line method over the life of the related asset with weighted average useful lives of 13 years, 17 years, and 3 years, respectively. Debt issuance costs are amortized primarily using the effective interest method over the life of the related debt agreements with a weighted average useful life of 9 years. Amortization of debt issuance costs is recorded in interest expense. Amortization expense (exclusive of debt issuance costs) was approximately $3.4 million, $3.3 million and $4.3 million for the years ended December 31, 2011, 2010 and 2009, respectively. Estimated annual amortization of intangible assets (exclusive of debt acquisition costs) will be approximately $3.4 million for 2012, $3.3 million for 2013, $3.2 million for 2014, $3.0 million for 2015 and $2.9 million for 2016, excluding the effects of any acquisitions or dispositions subsequent to December 31, 2011.

In connection with the issuance of the Company’s $800 million of 7 1/8% unsecured senior notes due 2021, certain restrictions were placed on the proceeds from the issuance of these notes. These restrictions limit the Company to use the proceeds, net of fees and expenses from the issuance, for the acquisition of Complete Production Services, Inc. (NYSE: CPX) (Complete). At December 31, 2011, the Company held $785.3 million in other long-term assets as net proceeds from the issuance of these notes (see note 8), which were used to partially fund the acquisition of Complete on February 7, 2012.

As a result of the annual review for impairment of long-lived assets in accordance with authoritative guidance, the Company recorded approximately $92.7 million as a reduction in the value of intangible assets during the year ended December 31, 2009.

Decommissioning Liabilities
(m)	Decommissioning Liabilities

The Company records estimated future decommissioning liabilities in accordance with the authoritative guidance related to asset retirement obligations (decommissioning liabilities), which requires entities to record the fair value of a liability for an asset retirement obligation in the period in which it is incurred, with a corresponding increase in the carrying amount of the related long-lived asset. Subsequent to initial measurement, the decommissioning liability is required to be accreted each period to present value. The Company’s decommissioning liabilities associated with the Bullwinkle platform and its related assets consist of costs related to the plugging of wells, the removal of the related facilities and equipment, and site restoration.

Whenever practical, the Company utilizes its own equipment and labor services to perform well abandonment and decommissioning work. When the Company performs these services, all recorded intercompany revenues and related costs of services are eliminated in the consolidated financial statements. The recorded decommissioning liability associated with a specific property is fully extinguished when the property is abandoned. The recorded liability is first reduced by all cash expenses incurred to abandon and decommission the property. If the recorded liability exceeds (or is less than) the Company’s total costs, then the difference is reported as income (or loss) within revenue during the period in which the work is performed. The Company reviews the adequacy of its decommissioning liabilities whenever indicators suggest that the estimated cash flows needed to satisfy the liability have changed materially. The Company reviews its estimates for the timing of these expenditures on a quarterly basis.

In connection with the acquisition of Superior Completion Services in 2010, the Company assumed approximately $10.0 million of decommissioning liabilities associated with restoring two chartered vessels to the original condition in which they were received.

The following table summarizes the activity for the Company’s decommissioning liabilities for the years ended December 31, 2011 and 2010 (amounts in thousands):

Revenue Recognition
(n)	Revenue Recognition

Products and services are generally sold based upon purchase orders or contracts with customers that include fixed or determinable prices. Revenue is recognized when services or equipment are provided and collectability is reasonably assured. The Company contracts for subsea and well enhancement projects either on a day rate or turnkey basis, with a vast majority of its projects conducted on a day rate basis. The Company’s drilling products and services are billed on a day rate basis, and revenue from the sale of equipment is recognized when the title to the equipment has been transferred. Reimbursements from customers for the cost of drilling products and services that are damaged or lost down-hole are reflected as revenue at the time of the incident. The Company accounted for the revenue and related costs on a large-scale platform decommissioning contract on the percentage-of-completion method utilizing costs incurred as a percentage of total estimated costs (see note 5). The Company recognizes oil and gas revenue from its interests in producing wells as oil and natural gas is sold.

Taxes Collected from Customers
(o)	Taxes Collected from Customers

In accordance with authoritative guidance related to taxes collected from customers and remitted to governmental authorities, the Company elected to net taxes collected from customers against those remitted to government authorities in the financial statements consistent with the historical presentation of this information.

Income Taxes
(p)	Income Taxes

The Company accounts for income taxes and the related accounts under the asset and liability method. Deferred income taxes reflect the impact of temporary differences between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws and rates that are in effect when the temporary differences are expected to reverse. The effect of a change in tax rates on the deferred income taxes is recognized in income in the period in which the change occurs. A valuation allowance is recorded when management believes it is more likely than not that at least some portion of any deferred tax asset will not be realized.

The Company has adopted authoritative guidance surrounding accounting for uncertainty in income taxes. It is the Company’s policy to recognize interest and applicable penalties related to uncertain tax positions in income tax expense.

Earnings (Loss) per Share
(q)	Earnings (Loss) per Share

Basic earnings (loss) per share is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed in the same manner as basic earnings per share except that the denominator is increased to include the number of additional common shares that could have been outstanding assuming the exercise of stock options and restricted stock units and the potential shares that would have a dilutive effect on earnings per share using the treasury stock method.

Stock options and restricted stock units for approximately 540,000, 1,650,000 and 1,180,000 shares were excluded in the computation of diluted earnings per share for the years ended December 31, 2011, 2010 and 2009, respectively, as the effect would have been anti-dilutive.

Discontinued Operation
(r)	Discontinued Operations

The Company classifies assets and liabilities of a disposal group as held for sale and discontinued operations if the following criteria are met: (1) management, with appropriate authority, commits to a plan to sell a disposal group; (2) the asset is available for immediate sale in its current condition; (3) an active program to locate a buyer and other actions to complete the sale have been initiated; (4) the sale is probable; (5) the disposal group is being actively marketed for sale at a reasonable price; and (6) actions required to complete the plan of sale indicate it is unlikely that significant changes to the plan of sale will occur or that the plan will be withdrawn. Once deemed held for sale, the Company no longer depreciates the assets of the disposal group. Upon sale, the Company calculates the gain or loss associated with the disposition by comparing the carrying value of the assets less direct costs of the sale with the proceeds received. In the consolidated statement of operations income (loss) from discontinued operations are presented, net of tax effect, as a separate caption below net income from continuing operations.

Fair Value Measurement
(s)	Fair Value Measurements

The Company follows authoritative guidance for fair value measurements relating to financial and nonfinancial assets and liabilities, including presentation of required disclosures herein. This guidance establishes a fair value framework requiring the categorization of assets and liabilities into three levels based upon the assumptions (inputs) used to price the assets and liabilities. Level 1 provides the most reliable measure of fair value, whereas Level 3 generally requires significant management judgment. The three levels are defined as follows:

Level 1: Unadjusted quoted prices in active markets for identical assets and liabilities;

Level 2: Observable inputs other than those included in Level 1 such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical assets or liabilities in inactive markets or model-derived valuations or other inputs that can be corroborated by observable market data; and

Level 3: Unobservable inputs reflecting management’s own assumptions about the inputs used in pricing the asset or liability.

Financial Instruments
(t)	Financial Instruments

The fair value of the Company’s financial instruments of cash equivalents, accounts receivable, accounts payable, accrued expenses and revolving credit facility approximates their carrying amounts due to their short maturity or market interest rates. The fair value of the Company’s debt was approximately $1,749.8 million and $902.5 million at December 31, 2011 and 2010, respectively. The fair value of these debt instruments is determined by reference to the market value of the instrument as quoted in an over-the-counter market.

Foreign Currency
(u)	Foreign Currency

Results of operations for foreign subsidiaries with functional currencies other than the U.S. dollar are translated using average exchange rates during the period. Assets and liabilities of these foreign subsidiaries are translated using the exchange rates in effect at the balance sheet dates, and the resulting translation adjustments are reported as accumulated other comprehensive income (loss) in the Company’s stockholders’ equity.

For international subsidiaries where the functional currency is the U.S. dollar, financial statements are remeasured into U.S. dollars using the historical exchange rate for most of the long-term assets and liabilities and the balance sheet date exchange rate for most of the current assets and liabilities. An average exchange rate is used for each period for revenues and expenses. These transaction gains and losses, as well as any other transactions in a currency other than the functional currency, are included in general and administrative expenses in the consolidated statements of operations in the period in which the currency exchange rates change. For the years ended December 31, 2011, 2010 and 2009 the Company recorded approximately $1.4 million, $1.6 million and $3.5 million of foreign currency gains, respectively.

Stock-Based Compensation
(v)	Stock-Based Compensation

In accordance with authoritative guidance related to stock compensation, the Company records compensation costs relating to share-based payment transactions and includes such costs in general and administrative expenses in the statement of operations. The cost is measured at the grant date, based on the calculated fair value of the award, and is recognized as an expense over the employee’s requisite service period (generally the vesting period of the equity award). Excess tax benefits of awards that are recognized in equity related to stock option exercises and restricted stock vesting are reflected as financing cash flows.

Derivative Instruments and Hedging Activities
(w)	Derivative Instruments and Hedging Activities

The Company recognizes all derivative instruments as either assets or liabilities in the balance sheet at their respective fair values. Interest rate swap agreements that are effective at hedging the fair value of fixed-rate debt agreements are designated and accounted for as fair value hedges. The Company also assesses, both at inception of the hedging relationship and on an ongoing basis, whether the derivatives used in hedging relationships are highly effective in offsetting changes in fair value.

In an attempt to achieve a more balanced debt portfolio, the Company entered into an interest rate swap in March 2010. Under this agreement, the Company is entitled to receive semi-annual interest payments at a fixed rate of 6 7/8% per annum and is obligated to make quarterly interest payments at a variable rate. At December 31, 2011, the Company had fixed-rate interest on approximately 87% of its long-term debt. As of December 31, 2011, the Company had a notional amount of $150 million related to this interest rate swap with a variable interest rate, which is adjusted every 90 days, based on LIBOR plus a fixed margin.

From time to time, the Company may enter into forward foreign exchange contracts to hedge the impact of foreign currency fluctuations. The Company does not enter into forward foreign exchange contracts for trading purposes. During the years ended December 31, 2011 and 2009, the Company did not hold any foreign currency forward contracts. During the year ended December 31, 2010, the Company held foreign currency forward contracts outstanding in order to hedge exposure to currency fluctuations. These contracts are not designated as hedges, for hedge accounting treatment, and were marked to fair market value each period and changes in fair value were recognized in earnings.

Equity Method Investments
(x)	Equity –Method Investments

Investments in entities that are not controlled by the Company, but where the Company has the ability to exercise significant influence over the operations, are accounted for using the equity-method. The Company’s share of the income or losses of these entities is reflected as earnings or losses from equity-method investments in its consolidated statements of operations.

Self Insurance Reserves
(y)	Self Insurance Reserves

The Company is self insured, through deductibles and retentions, up to certain levels for losses related to workers’ compensation, third party liability insurances, property damage, and group medical. With the Company’s growth, the Company has elected to retain more risk by increasing its self insurance. The Company accrues for these liabilities based on estimates of the ultimate cost of claims incurred as of the balance sheet date. The Company regularly reviews the estimates of reported and unreported claims and provides for losses through reserves. The Company obtains actuarial reviews to evaluate the reasonableness of internal estimates for losses related to workers’ compensation and group medical on an annual basis.

Subsequent Events
(z)	Subsequent Events

In accordance with authoritative guidance, the Company has updated its evaluation and disclosed throughout the notes to the consolidated financial statements all material subsequent events that occurred after the balance sheet date, but before financial statements were reissued.

Recently Issued Accounting Pronouncements
(aa)	Recently Issued Accounting Pronouncements

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, “Presentation of Comprehensive Income” (“ASU 2011-05”). The amendments in ASU 2011-05 allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both instances, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments in ASU 2011-05 do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. However, in December 2011, the FASB issued Accounting Standards Update No. 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (“ASU 2011-12”), which deferred the guidance on whether to require entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement where net income is presented and the statement where other comprehensive income is presented for both interim and annual financial statements. ASU 2011-12 reinstated the requirements for the presentation of reclassifications that were in place prior to the issuance of ASU 2011-05 and did not change the effective date for ASU 2011-05. For public entities, the amendments in ASU 2011-05 and ASU 2011-12 are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and should be applied retrospectively. The Company retrospectively adopted this guidance which changed the Company’s financial statement presentation of comprehensive income but did not impact the consolidated financial position or results of operations.

In September 2011, the FASB issued ASU No. 2011-08, “Intangibles – Goodwill and Other” (“ASU 2011-08”). ASU 2011-08 allows a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount before applying the two-step goodwill impairment test. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, then the two-step impairment test would be performed. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, and early adoption is permitted. This update changed the process the Company used to test goodwill for impairment, but did not have a material impact on its consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). This newly issued accounting standard requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position as well as instruments and transactions executed under a master netting or similar arrangement and was issued to enable users of financial statements to understand the effects or potential effects of those arrangements on its financial position. This ASU is required to be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. As this accounting standard only requires enhanced disclosure, the adoption of this standard is not expected to have an impact on our consolidated financial position or results of operations.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Estimated useful lives of the related assets

Buildings and improvements	3 to 40 years
Marine vessels and equipment	5 to 25 years
Machinery and equipment	2 to 20 years
Automobiles, trucks, tractors and trailers	3 to 5 years
Furniture and fixtures	2 to 10 years

Summary of activity of goodwill

	Subsea and Well Enhancement	Drilling Products and Services	Marine	Total
Balance, December 31, 2009	$332,111	$139,436	$10,933	$482,480
Acquisition activities	93,650	—	—	93,650
Disposition activities	—	—	(80)	(80)
Additional consideration paid for prior acquisitions	14,029	1,000	—	15,029
Foreign currency translation adjustment	(2,106)	(973)	—	(3,079)

Balance, December 31, 2010	$437,684	$139,463	$10,853	$588,000

Acquisition activities	3,563	—	—	3,563
Disposition activities	—	—	(519)	(519)
Reduction in value of asset	—	—	(10,334)	(10,334)
Additional consideration paid for prior acquisitions	—	1,000	—	1,000
Foreign currency translation adjustment	(296)	(35)	—	(331)

Balance, December 31, 2011	$440,951	$140,428	$—	$581,379

Composition of Intangible and other long-term assets

	December 31, 2011			December 31, 2010
	Gross Amount	Accumulated Amortization	Net Balance	Gross Amount	Accumulated Amortization	Net Balance
Customer relationships	$23,707	$(6,144)	$17,563	$23,306	$(4,317)	$18,989
Tradenames	18,005	(2,706)	15,299	17,924	(1,622)	16,302
Non-compete agreements	1,697	(1,126)	571	1,320	(1,211)	109
Debt issuance costs	41,449	(10,039)	31,410	25,886	(14,412)	11,474
Deferred compensation plan assets	10,598	—	10,598	10,820	—	10,820
Escrowed cash	50,196	—	50,196	33,013	—	33,013
Restricted cash and	785,280	—	785,280	—	—	—
cash equivalents
Long-term assets held as major replacement spares	13,806	—	13,806	19,999	—	19,999
Other	6,018	(605)	5,413	3,780	(503)	3,277

Total	$950,756	$(20,620)	$930,136	$136,048	$(22,065)	$113,983

Summary the activity for company's decommissioning liabilities

	2011	2010
Decommissioning liabilities, December 31, 2010 and 2009, respectively	$117,716	$—
Liabilities acquired and incurred	—	136,559
Liabilities settled	(504)	(1,759)
Accretion	6,752	7,018
Revision in estimated liabilities	(788)	(24,102)

Total decommissioning liabilities, December 31, 2011 and 2010, respectively	123,176	117,716
Less: current portion of decommissioning liabilities at December 31, 2011 and 2010, respectively	14,956	16,929

Long-term decommissioning liabilities, December 31, 2011 and 2010, respectively	$108,220	$100,787

Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information

	2011	2010	2009
Cash paid for interest, net of amounts capitalized	$39,539	$34,034	$28,833

Cash paid for income taxes	$22,320	$25,435	$16,434

Details of business acquisitions:
Fair value of assets	$8,650	$515,767	$1,247
Fair value of liabilities	(6,902)	(228,417)	—

Cash paid	1,748	287,350	1,247
Less cash acquired	—	(11,273)	—

Net cash paid for acquisitions	$1,748	$276,077	$1,247

Details of proceeds from sale of businesses:
Book value of assets	$13,791	$4,236	$5,632
Book value of liabilities	—	81	—
Receivable due from sale	—	(150)	—
Gain on sale of business	8,558	1,083	2,084

Proceeds from sale of businesses	$22,349	$5,250	$7,716

Non-cash investing activity:
Long term payable on vessel construction	$—	$—	$5,000

Capital expenditures included in accounts payable	$23,053	$—	$—

Additional consideration payable on acquisitions	$—	$—	$484

Non-cash financing activity:
Share settlement for employee tax liability	$—	$3,093	$—

	`

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Consideration paid and the provisional fair value of the assets acquired and liabilities

Assets:
Current assets	$751,706
Property, plant and equipment	1,223,448
Goodwill	1,922,277
Intangible and other long-term assets	370,377

Liabilities:
Current liabilities	236,986
Deferred income taxes	435,904
Other long-term liabilities	4,125

Net assets acquired	$3,590,793

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Components of income (loss) from discontinued operations

	2011	2010	2009
Revenues	$105,834	$118,573	$128,659

Income (loss) from discontinued operations before income tax	(32,051)	(7,558)	26,724
Income tax expense (benefit)	(9,083)	(2,505)	9,825
Gain on disposition, net of tax of $2,425, $359 and $766 in 2011, 2010 and 2009, respectively.	6,133	724	1,318

Income (loss) from discontinued operations, net of tax	$(16,835)	$(4,329)	$18,217

Assets and liabilities of disposal groups

	2011	2010
Accounts receivable, net	$16,342	$30,265
Prepaid expenses	1,900	1,403
Inventory and other current assets	2,371	11,521

Current assets of discontinued operations	$20,613	$43,189

Property, plant and equipment, net	170,222	229,600
Goodwill	9,740	20,595
Intangible and other long-term assets, net	3,875	7,784

Long-term assets of discontinued operations	$183,837	$257,979

Accounts payable	$1,231	$3,204
Accrued expenses	13,421	15,068
Current maturities of long-term debt	810	810

Current liabilities of discontinued operations	$15,462	$19,082

Long-term debt	$11,736	$12,546

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Summary of property, plant and equipment

	2011	2010
Buildings, improvements and leasehold improvements	$139,432	$127,725
Marine vessels and equipment	417,413	499,398
Machinery and equipment	1,596,580	1,248,318
Automobiles, trucks, tractors and trailers	38,770	31,934
Furniture and fixtures	40,575	35,124
Construction-in-progress	171,108	83,694
Land	29,518	24,223
Oil and gas producing assets	44,109	34,336

	2,477,505	2,084,752
Accumulated depreciation and depletion	(970,137)	(771,602)

Property, plant and equipment, net	$1,507,368	$1,313,150

Equity-Method Investments (Tables)	12 Months Ended
Dec. 31, 2011
Equity-Method Investments [Abstract]
Summary of financial information for all investments that are accounted for using the equity-method of accounting

	December 31,
	2011	2010
Current Assets	$229,516	$104,241
Noncurrent assets	1,305,514	487,136

Total assets	$1,535,030	$591,377

Current liabilities	$202,465	$49,587
Noncurrent liabilities	797,031	197,672

Total liabilities	$999,496	$247,259

	Years Ended December 31,
	2011	2010	2009
Revenues	$468,140	$204,935	$245,092
Cost of sales	181,433	80,525	110,101

Gross profit	$286,707	$124,410	$134,991

Income (loss) from continuing operations	$95,581	$(8,016)	$(10,024)

Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Company's long-term debt

	2011	2010
Revolving credit facility—interest payable monthly at floating rate, due December 2014	$75,000	$175,000
U.S. Government guaranteed long-term financing—interest payable semiannually at 6.45%, due in semiannual installments through June 2027	12,546	13,356
Senior Notes—interest payable semiannually at 6 7/8%, due June 2014	300,000	300,000
Discount on 6 7/8% Senior Notes	(1,649)	(2,248)
Senior Notes—interest payable semiannually at 6 3/8%, due May 2019	500,000	—
Senior Notes—interest payable semiannually at 7 1/8%, due December 2021	800,000	—
Senior Exchangeable Notes—interest payable semiannually at 1.5% until December 2011 and 1.25% thereafter	—	400,000
Discount on 1.5% Senior Exchangeable Notes	—	(19,663)

	1,685,897	866,445
Less current portion	810	184,810

Long-term debt	$1,685,087	$681,635

Annual maturities of long-term debt

2012	810
2013	810
2014	375,810
2015	810
2016	810
Thereafter	1,308,496

Total	$1,687,546

Stock-Based and Long-Term Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Stock Based and Long-Term Compensation [Abstract]
Fair value of stock option grants

	Years Ended December 31,
	2011 Actual	2010 Actual	2009 Actual
Weighted average fair value of grants	$13.54	$10.56	$8.95

Black-Scholes-Merton Assumptions:
Risk free interest rate	0.85%	2.07%	1.77%
Expected life (years)	5	4	4
Volatility	56.31%	49.28%	53.57%
Dividend yield	—	—	—

Summarization of stock option activity

	Number of Options	Weighted Average Option Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2008	3,267,910	$15.37

Granted	309,352	$20.01
Exercised	(38,717)	$9.71

Outstanding at December 31, 2009	3,538,545	$15.84

Granted	1,549,058	$25.04
Exercised	(87,150)	$10.62

Outstanding at December 31, 2010	5,000,453	$18.78

Granted	207,183	$28.97
Exercised	(876,435)	$11.71

Outstanding at December 31, 2011	4,331,201	$20.70	6.0	$36,885

Exercisable at December 31, 2011	3,647,745	$19.62	5.4	$34,783

Options expected to vest	683,456	$26.46	8.9	$2,102

Summary of information regarding stock options outstanding

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares	Weighted Average Remaining Contractual Life	Weighted Average Price	Shares	Weighted Average Price
$7.31 - $8.79	61,665	1.3 years	$8.78	61,665	$8.78
$9.10 - $9.90	80,313	0.4 years	$9.48	80,313	$9.48
$10.36 - $10.90	770,268	2.6 years	$10.66	770,268	$10.66
$12.45 - $13.34	309,977	6.9 years	$12.88	309,977	$12.88
$17.46 - $23.00	1,502,669	6.3 years	$19.92	1,236,572	$19.55
$24.00 - $30.00	1,133,657	7.9 years	$25.98	829,664	$25.38
$34.40 - $37.64	464,239	6.8 years	$35.37	350,873	$35.57
$40.00 - $40.69	8,413	6.2 years	$40.69	8,413	$40.69

Summarizes non-vested stock option

	Number of Options	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2010	869,971	$10.23
Granted	207,183	$13.54
Vested	(393,698)	$9.61

Non-vested at December 31, 2011	683,456	$11.59

Summary of restricted stock

	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2010	792,436	$22.25
Granted	567,083	$28.84
Vested	(294,144)	$19.80
Forfeited	(25,658)	$22.49

Non-vested at December 31, 2011	1,039,717	$27.07

Summary of the activity of restricted stock units

	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2010	136,173	$27.02
Granted	34,284	$35.10

Outstanding at December 31, 2011	170,457	$28.64

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Components of income and loss from continuing operations before income taxes
	00000000	00000000	00000000
	2011	2010	2009
Domestic	$244,401	$124,463	$(220,351)
Foreign	792	7,114	31,664

	$245,193	$131,577	$(188,687)

Components of income tax expense (benefit)
	00000000	00000000	00000000
	2011	2010	2009
Current:
Federal	$14,227	$15,791	$585
State	785	1,874	(570)
Foreign	19,716	17,628	16,019

	34,728	35,293	16,034

Deferred:
Federal	51,828	13,897	(81,597)
State	1,121	(761)	(1,415)
Foreign	(1,873)	(2,998)	(1,169)

	51,076	10,138	(84,181)

	$85,804	$45,431	$(68,147)

Income tax expense (benefit) differs from the amounts computed by applying the U.S. Federal income tax rate of 35% to income (loss) before income taxes

	2011	2010	2009
Computed expected tax expense (benefit)	$85,818	$46,052	$(66,040)
Increase (decrease) resulting from State and foreign income taxes	(2,106)	1,839	(4,026)
Other	2,092	(2,460)	1,919

Income tax	$85,804	$45,431	$(68,147)

Components of deferred income taxes

	2011	2010
Deferred tax assets:
Allowance for doubtful accounts	$9,054	$7,097
Operating loss and tax credit carryforwards	24,101	10,120
Compensation and employee benefits	28,305	29,358
Decommissioning liabilities	39,638	37,909
Deferred interest expense related to exchangeable notes	—	526
Other	35,005	21,626

Net deferred tax assets	136,103	106,636

Deferred tax liabilities:
Property, plant and equipment	317,033	248,453
Notes receivable	25,599	23,857
Goodwill and other intangible assets	22,432	19,555
Deferred revenue on long-term contracts	47,341	53,465
Other	21,987	14,595

Deferred tax liabilities	434,392	359,925

Net deferred tax liability	$298,289	$253,289

Net deferred tax liabilities classified in the consolidated balance sheet

	2011	2010
Deferred tax liabilities:
Current deferred income taxes	$831	$29,353
Noncurrent deferred income taxes	297,458	223,936

Net deferred tax liability	$298,289	$253,289

Activity in unrecognized tax benefits

	2011	2010	2009
Unrecognized tax benefits,
December 31, 2010, 2009 and 2008, respectively	$24,760	$11,013	$9,652
Additions based on tax positions related to current year	—	36	3,377
Additions based on tax positions related to prior years	871	16,607	186
Reductions based on tax positions related to prior years	(3,939)	(2,896)	(2,202)

Unrecognized tax benefits,
December 31, 2011, 2010 and 2009, respectively	$21,692	$24,760	$11,013

Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Summary of financial information for the Company's segments

2011	Subsea and Well Enhancement	Drilling Products and Services	Unallocated	Consolidated Total
Revenues	$1,353,231	$611,101	$—	$1,964,332
Cost of services, rentals, and sales	825,762	220,647	—	1,046,409
(exclusive of items shown separately below)
Depreciation, depletion, amortization and accretion	114,106	130,809	—	244,915
General and administrative	254,418	122,201	—	376,619
Income (loss) from operations	158,945	137,444	—	296,389
Interest expense, net	—	—	(72,994)	(72,994)
Interest income	4,542	—	1,684	6,226
Other income	105	—	(927)	(822)
Earnings from equity-method investments	—	—	16,394	16,394

Income (loss) from continuing operations before income taxes	$163,592	$137,444	$(55,843)	$245,193

2010	Subsea and Well Enhancement	Drilling Products and Services	Unallocated	Consolidated Total
Revenues	$1,088,336	$474,707	$—	$1,563,043
Cost of services, rentals, and sales	672,029	176,463	—	848,492
(exclusive of items shown separately below)
Depreciation, depletion, amortization and accretion	93,364	114,733	—	208,097
General and administrative	223,757	108,845	—	332,602
Income (loss) from operations	99,186	74,666	—	173,852
Interest expense, net	—	—	(56,480)	(56,480)
Interest income	4,548	—	587	5,135
Other income	—	—	825	825
Earnings from equity-method investments	—	—	8,245	8,245

Income (loss) from continuing operations before income taxes	$103,734	$74,666	$(46,823)	$131,577

	$xxx,xxxx,xx	$xxx,xxxx,xx	$xxx,xxxx,xx	$xxx,xxxx,xx
2009	Subsea and Well Enhancement	Drilling Products and Services	Unallocated	Consolidated Total
Revenues	$893,765	$426,876	$—	$1,320,641
Cost of services, rentals, and sales (exclusive of items shown separately below)	607,720	143,810	—	751,530
Depreciation and amortization	88,364	105,628	—	193,992
General and administrative	152,097	91,891	—	243,988
Reduction in value of assets	212,527	—	—	212,527
Income (loss) from operations	(166,943)	85,547	—	(81,396)
Interest expense, net	—	—	(49,702)	(49,702)
Interest income	—	—	926	926
Other income	—	—	571	571
Losses from equity-method investments	—	—	(22,600)	(22,600)
Reduction in the value of equity-method investment	—	—	(36,486)	(36,486)

Income (loss) from continuing operations before income taxes	$(166,943)	$85,547	$(107,291)	$(188,687)

	Subsea and Well Enhancement	Drilling Products and Services	Marine	Unallocated	Consolidated Total
December 31, 2011	$2,863,550	$947,679	$164,444	$72,472	$4,048,145
December 31, 2010	$1,769,813	$802,785	$255,883	$79,052	$2,907,533
December 31, 2009	$1,377,122	$759,418	$299,834	$80,291	$2,516,665
	$xxx,xxxx,xx	$xxx,xxxx,xx	$xxx,xxxx,xx	$xxx,xxxx,xx
	Subsea and Well Enhancement	Drilling Products and Services	Marine	Consolidated Total
December 31, 2011	$286,066	$219,121	$2,514	$507,701
December 31, 2010	$150,313	$142,942	$29,989	$323,244
December 31, 2009	$99,551	$124,845	$66,881	$291,277

Company's information by geographic area

	Revenues			Long-Lived Assets
	Years Ended December 31,			December 31,
	2011	2010	2009	2011	2010
United States	$1,438,138	$1,134,938	$1,030,149	$1,060,483	$881,416
Other Countries	526,194	428,105	290,492	446,885	431,734

Total	$1,964,332	$1,563,043	$1,320,641	$1,507,368	$1,313,150

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Summary of financial assets and liabilities measured at fair value on recurring basis
	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx
		Fair Value Measurements at Reporting Date Using
	December 31, 2011	Level 1	Level 2	Level 3
Intangible and other long-term assets
Non-qualified deferred compensation assets	$10,597	$815	$9,782	—
Interest rate swap	$1,904	—	$1,904	—

Accounts payable
Non-qualified deferred compensation liabilities	$2,790	—	$2,790	—

Other long-term liabilities
Non-qualified deferred compensation liabilities	$12,975	—	$12,975	—

	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx
	December 31, 2010	Level 1	Level 2	Level 3
Intangible and other long-term assets
Non-qualified deferred compensation assets	$10,820	$812	$10,008	—
Interest rate swap	$161	—	$161	—

Accounts payable
Non-qualified deferred compensation liabilities	$2,953	$1,429	$1,524	—

Other long-term liabilities
Non-qualified deferred compensation liabilities	$14,236	—	$14,236	—

Fair value measurements used in testing the impairment of long-lived assets
	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx
	Fair Value Measurements at Reporting Date Using
	December 31, 2011	(Level 1)	(Level 2)	(Level 3)	Total Losses
Property, plant and equipment, net	$134,000	—	—	$134,000	$(35,762)
Goodwill	$-0-			$-0-	$(10,334)

	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx
	December 31, 2010	(Level 1)	(Level 2)	(Level 3)	Total Losses
Property, plant and equipment, net	$-0-	—	—	$-0-	$(32,004)

	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx
	December 31, 2009	(Level 1)	(Level 2)	(Level 3)	Total Losses
Property, plant and equipment, net	$107,591	—	—	$107,591	$(119,844)
Intangible and other long-term assets, net	$-0-	—	—	$-0-	$(92,683)
Equity-method investments	$-0-	—	—	$-0-	$(36,486)

Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments [Abstract]
Location and effect of the derivative instrument on the statements of operations
	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx
	Location of (gain) loss recognized	Amount of (gain) loss recognized in the year ending December 31,
		2011	2010
Interest rate swap	Interest expense, net	$793	$(1,742)
Hedged item - debt	Interest expense, net	(2,536)	1,581

		$(1,743)	$(161)

Financial Information of Guarantor Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2011
Financial Information Related To Guarantor Subsidiaries [Abstract]
Financial Information Related to Subsidiaries

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Consolidating Balance Sheets

December 31, 2011

(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$29,057	$6,272	$44,945	$—	$80,274
Accounts receivable, net	—	531	437,963	143,444	(41,336)	540,602
Income taxes receivable	—	—	—	698	(698)	—
Prepaid expenses	34	3,893	9,796	20,314	—	34,037
Inventory and other current assets	—	1,796	214,381	12,132	—	228,309

Total current assets	34	35,277	668,412	221,533	(42,034)	883,222

Property, plant and equipment, net	—	2,758	1,096,036	408,574	—	1,507,368
Goodwill	—	—	437,614	143,765	—	581,379
Notes receivable	—	—	73,568	—	—	73,568
Investments in subsidiaries	1,650,049	2,833,659	20,062	—	(4,503,770)	—
Equity-method investments	—	70,614	—	1,858	—	72,472
Intangible and other long-term assets, net	—	828,447	71,625	30,064	—	930,136

Total assets	$1,650,083	$3,770,755	$2,367,317	$805,794	$(4,545,804)	$4,048,145

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$—	$4,307	$128,996	$86,723	$(41,381)	$178,645
Accrued expenses	164	54,000	105,512	38,503	(605)	197,574
Income taxes payable	1,415	—	—	—	(698)	717
Deferred income taxes	831	—	—	—	—	831
Current portion of decommissioning liabilities	—	—	14,956	—	—	14,956
Current maturities of long-term debt	—	—	—	810	—	810

Total current liabilities	2,410	58,307	249,464	126,036	(42,684)	393,533

Deferred income taxes	285,871	—	—	11,587	—	297,458
Decommissioning liabilities	—	—	108,220	—	—	108,220
Long-term debt, net	—	1,673,351	—	11,736	—	1,685,087
Intercompany payables/(receivables)	(96,989)	356,668	(253,053)	(7,276)	650	—
Other long-term liabilities	5,192	32,380	26,704	45,972	—	110,248

Stockholders’ equity:
Preferred stock of $.01 par value	—	—	—	—	—	—
Common stock of $.001 par value	80	—	—	4,212	(4,212)	80
Additional paid in capital	447,007	124,271	—	517,209	(641,480)	447,007
Accumulated other comprehensive loss, net	(26,936)	(26,936)	—	(26,936)	53,872	(26,936)
Retained earnings (accumulated deficit)	1,033,448	1,552,714	2,235,982	123,254	(3,911,950)	1,033,448

Total stockholders’ equity (deficit)	1,453,599	1,650,049	2,235,982	617,739	(4,503,770)	1,453,599

Total liabilities and stockholders’ equity	$1,650,083	$3,770,755	$2,367,317	$805,794	$(4,545,804)	$4,048,145

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Consolidating Balance Sheets

December 31, 2010

(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$—	$5,493	$45,234	$—	$50,727
Accounts receivable, net	—	415	382,935	99,010	(29,910)	452,450
Income taxes receivable	—	—	—	2,024	(2,024)	—
Prepaid expenses	18	4,128	8,948	12,734	—	25,828
Inventory and other current assets	—	1,678	222,822	10,547	—	235,047
Intercompany interest receivable	—	15,883	—	—	(15,883)	—

Total current assets	18	22,104	620,198	169,549	(47,817)	764,052

Property, plant and equipment, net	—	3,189	957,561	352,400	—	1,313,150
Goodwill	—	—	447,467	140,533	—	588,000
Notes receivable	—	—	69,026	—	—	69,026
Intercompany notes receivable	—	456,280	—	—	(456,280)	—
Investments in subsidiaries	1,433,087	2,058,552	21,788	4,347	(3,517,774)	—
Equity-method investments	—	43,947	—	15,375	—	59,322
Intangible and other long-term assets, net	—	22,455	61,722	29,806	—	113,983

Total assets	$1,433,105	$2,606,527	$2,177,762	$712,010	$(4,021,871)	$2,907,533

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$—	$6,654	$71,790	$64,636	$(32,804)	$110,276
Accrued expenses	153	42,821	91,451	27,619	—	162,044
Income taxes payable	4,499	—	—	—	(2,024)	2,475
Deferred income taxes	29,353	—	—	—	—	29,353
Current portion of decommissioning liabilities	—	—	16,929	—	—	16,929
Current maturities of long-term debt	—	184,000	—	810	—	184,810
Intercompany interest payable	—	—	—	15,883	(15,883)	—

Total current liabilities	34,005	233,475	180,170	108,948	(50,711)	505,887

Deferred income taxes	211,173	—	—	12,763	—	223,936
Decommissioning liabilities	—	—	100,787	—	—	100,787
Long-term debt, net	—	669,089	—	12,546	—	681,635
Intercompany notes payable	—	—	—	456,280	(456,280)	—
Intercompany payables/(receivables)	(100,884)	233,339	(1,410)	(125,246)	(5,799)	—
Other long-term liabilities	8,260	37,537	19,427	49,513	—	114,737

Stockholders’ equity:
Preferred stock of $.01 par value	—	—	4,347	4,347	(8,694)	—
Common stock of $.001 par value	79	—	—	176	(176)	79
Additional paid in capital	415,278	124,271	—	66,762	(191,033)	415,278
Accumulated other comprehensive loss, net	(25,700)	(25,700)	—	(25,700)	51,400	(25,700)
Retained earnings (accumulated deficit)	890,894	1,334,516	1,874,441	151,621	(3,360,578)	890,894

Total stockholders’ equity (deficit)	1,280,551	1,433,087	1,878,788	197,206	(3,509,081)	1,280,551

Total liabilities and stockholders’ equity	$1,433,105	$2,606,527	$2,177,762	$712,010	$(4,021,871)	$2,907,533

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Consolidating Statements of Operations

Year Ended December 31, 2011

(in thousands)

	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$1,624,945	$406,843	$(67,456)	$1,964,332
Cost of services (exclusive of items shown separately below)	—	—	817,551	295,998	(67,140)	1,046,409
Depreciation, depletion, amortization and accretion	—	523	200,614	43,778	—	244,915
General and administrative expenses	683	79,672	230,972	65,608	(316)	376,619

Income (loss) from operations	(683)	(80,195)	375,808	1,459	—	296,389

Other income (expense):
Interest expense, net	—	(72,414)	(43)	(537)	—	(72,994)
Interest income	—	1,097	4,536	593	—	6,226
Intercompany interest income (expense)	—	26,673	—	(26,673)	—	—
Other income (expense)	—	(1,005)	183	—	—	(822)
Earnings (losses) from consolidated subsidiaries	218,198	330,553	2,621	—	(551,372)	—
Earnings (losses) from equity-method investments, net	—	15,180	—	1,214	—	16,394

Income (loss) from continuing operations before income taxes	217,515	219,889	383,105	(23,944)	(551,372)	245,193
Income taxes	81,533	—	—	4,271	—	85,804

Net income (loss) from continuing operations	135,982	219,889	383,105	(28,215)	(551,372)	159,389
Discontinued operations, net of income tax	6,572	(1,691)	(21,564)	(152)	—	(16,835)

Net income (loss)	$142,554	$218,198	$361,541	$(28,367)	$(551,372)	$142,554

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Consolidated Statements of Comprehensive Income (Loss)

Year Ended December 31, 2011

(in thousands)

	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$142,554	$218,198	$361,541	$(28,367)	$(551,372)	$142,554
Change in cumulative translation adjustment	(1,236)	(1,236)	—	(1,236)	2,472	(1,236)

Comprehensive income (loss)	$141,318	$216,962	$361,541	$(29,603)	$(548,900)	$141,318

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Consolidating Statements of Operations

Year Ended December 31, 2010

(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$1,295,946	$337,526	$(70,429)	$1,563,043
Cost of services (exclusive of items shown separately below)	—	—	687,519	231,082	(70,109)	848,492
Depreciation, depletion, amortization and accretion	—	515	169,528	38,054	—	208,097
General and administrative expenses	322	98,220	181,234	53,146	(320)	332,602

Income (loss) from operations	(322)	(98,735)	257,665	15,244	—	173,852

Other income (expense):
Interest expense, net	—	(53,716)	(216)	(2,548)	—	(56,480)
Interest income		150	4,459	526	—	5,135
Intercompany interest income (expense)	—	15,883	—	(15,883)	—	—
Other income (expense)		825	—	—	—	825
Earnings (losses) from consolidated subsidiaries	119,801	255,257	3,555	—	(378,613)	—
Earnings (losses) from equity-method investments, net	—	985	—	7,260	—	8,245

Income (loss) from continuing operations before income taxes	119,479	120,649	265,463	4,599	(378,613)	131,577
Income taxes	39,722	—	—	5,709	—	45,431

Net income (loss) from continuing operations	79,757	120,649	265,463	(1,110)	(378,613)	86,146
Discontinued operations, net of income tax	2,060	(848)	(5,387)	(154)	—	(4,329)

Net income (loss)	$81,817	$119,801	$260,076	$(1,264)	$(378,613)	$81,817

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Consolidated Statements of Comprehensive Income (Loss)

Year Ended December 31, 2010

(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$81,817	$119,801	$260,076	$(1,264)	$(378,613)	$81,817
Change in cumulative translation adjustment	(6,704)	(6,704)	—	(6,704)	13,408	(6,704)

Comprehensive income (loss)	$75,113	$113,097	$260,076	$(7,968)	$(365,205)	$75,113

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Consolidating Statements of Operations

Year Ended December 31, 2009

(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$1,178,883	$185,048	$(43,290)	$1,320,641
Cost of services (exclusive of items shown separately below)	—	—	688,766	106,054	(43,290)	751,530
Depreciation and amortization	—	476	171,902	21,614	—	193,992
General and administrative expenses	(184)	60,013	154,376	29,783	—	243,988
Reduction in value of assets	—	—	212,527	—	—	212,527

Income (loss) from operations	184	(60,489)	(48,688)	27,597	—	(81,396)

Other income (expense):
Interest expense, net	—	(48,707)	—	(995)	—	(49,702)
Interest income		87	670	169	—	926
Other income (expense)		571	—	—	—	571
Earnings (losses) from consolidated subsidiaries	(168,312)	(448)	2,911	—	165,849	—
Earnings (losses) from equity-method investments, net	—	(21,631)	—	(969)	—	(22,600)
Reduction in value of equity-method investments	—	(36,486)	—	—	—	(36,486)

Income (loss) from continuing operations before income taxes	(168,128)	(167,103)	(45,107)	25,802	165,849	(188,687)
Income taxes	(76,443)	—	—	8,296	—	(68,147)

Net income (loss) from continuing operations	(91,685)	(167,103)	(45,107)	17,506	165,849	(120,540)
Discontinued operations, net of income tax	(10,638)	(1,209)	30,147	(83)	—	18,217

Net income (loss)	$(102,323)	$(168,312)	$(14,960)	$17,423	$165,849	$(102,323)

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Consolidated Statements of Comprehensive Income (Loss)

Year Ended December 31, 2009

(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$(102,323)	$(168,312)	$(14,960)	$17,423	$165,849	$(102,323)
Disposition of hedging positions of equity-method investments, net of tax	—	(3,881)	—	—	—	(3,881)
Change in cumulative translation adjustment	17,526	17,526	—	17,526	(35,052)	17,526

Comprehensive income (loss)	$(84,797)	$(154,667)	$(14,960)	$34,949	$130,797	$(88,678)

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2011

(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net income (loss)	$142,554	$218,198	$361,541	$(28,367)	$(551,372)	$142,554
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion, amortization and accretion	—	523	211,988	44,802	—	257,313
Deferred income taxes	49,946	—	—	(1,873)	—	48,073
Excess tax benefit from stock-based compensation	(9,004)	—	—	—	—	(9,004)
Reduction in value of assets	—	—	46,096	—	—	46,096
Stock-based and performance share unit compensation expense	—	14,032	—	—	—	14,032
Retirement and deferred compensation plans expense	—	1,990	—	—	—	1,990
(Earnings) losses from consolidated subsidiaries	(218,198)	(330,553)	(2,621)	—	551,372	—
(Earnings) losses from equity-method investments, net of cash received	—	(12,001)	—	(1,151)	—	(13,152)
Amortization of debt acquisition costs and note discount	—	25,154	—	24	—	25,178
Gain on sale of businesses	—	—	(8,558)	—	—	(8,558)
Other reconciling items, net	—	(1,884)	(4,542)	—	—	(6,426)
Changes in operating assets and liabilities, net of acquisitions and dispositions:
Accounts receivable	—	(117)	(51,133)	(35,564)	—	(86,814)
Inventory and other current assets	—	(117)	5,348	(3,049)	—	2,182
Accounts payable	—	(2,348)	26,499	16,138	—	40,289
Accrued expenses	12	7,983	11,801	5,165	—	24,961
Decommissioning liabilities	—	—	(504)	—	—	(504)
Income taxes	(917)	—	—	(461)	—	(1,378)
Other, net	(16)	(1,024)	18,646	(1,634)	—	15,972

Net cash provided by (used in) operating activities	(35,623)	(80,164)	614,561	(5,970)	—	492,804
Cash flows from investing activities:
Payments for capital expenditures	—	(93)	(383,785)	(100,770)	—	(484,648)
Change in restricted cash held for acquisition of a business	—	(785,280)	—	—	—	(785,280)
Purchase of short-term investments	—	(223,491)	—	—	—	(223,491)
Proceeds from sale of short-term investments	—	223,630	—	—	—	223,630
Acquisitions of businesses, net of cash acquired	—	—	(1,200)	(548)	—	(1,748)
Proceeds from sale of businesses	—	—	22,349	—	—	22,349
Other	—	—	(721)	—	—	(721)
Intercompany receivables/payables	14,485	125,015	(250,425)	110,925	—	—

Net cash provided by (used in) investing activities	14,485	(660,219)	(613,782)	9,607	—	(1,249,909)
Cash flows from financing activities:
Net (payments) borrowings from revolving line of credit	—	(100,000)	—	—	—	(100,000)
Proceeds from issuance of long-term debt	—	1,300,000	—	—	—	1,300,000
Principal payments on long-term debt	—	(400,000)	—	(810)	—	(400,810)
Payment of debt issuance costs	—	(24,428)	—	—	—	(24,428)
Proceeds from exercise of stock options	10,263	—	—	—	—	10,263
Excess tax benefit from stock-based compensation	9,004	—	—	—	—	9,004
Proceeds from issuance of stock through employee benefit plans	2,206	—	—	—	—	2,206
Other	(335)	(6,132)	—	(3,195)	—	(9,662)

Net cash provided by (used in) financing activities	21,138	769,440	—	(4,005)	—	786,573
Effect of exchange rate changes on cash	—	—	—	79	—	79

Net increase (decrease) in cash and cash equivalents	—	29,057	779	(289)	—	29,547
Cash and cash equivalents at beginning of period	—	—	5,493	45,234	—	50,727

Cash and cash equivalents at end of period	$—	$29,057	$6,272	$44,945	$—	$80,274

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2010

(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net income (loss)	$81,817	$119,801	$260,076	$(1,264)	$(378,613)	$81,817
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion, amortization and accretion	—	515	181,216	39,104	—	220,835
Deferred income taxes	10,650	—	—	(2,374)	—	8,276
Excess tax benefit from stock-based compensation	(560)					(560)
Reduction in value of assets	—	—	32,004	—	—	32,004
Stock-based and performance share unit compensation expense	—	27,207	—	—	—	27,207
Retirement and deferred compensation plans expense	—	4,825	—	—	—	4,825
(Earnings) losses from consolidated subsidiaries	(119,801)	(255,257)	(3,555)	—	378,613	—
(Earnings) losses from equity-method investments, net of cash received	—	9,005	—	(6,100)	—	2,905
Amortization of debt acquisition costs and note discount	—	23,954	—	—	—	23,954
Gain on sale of business	—	—	(1,083)	—	—	(1,083)
Other reconciling items, net	—	(161)	(4,547)	—	—	(4,708)
Changes in operating assets and liabilities, net of acquisitions and dispositions:
Accounts receivable	—	275	(76,669)	(13,406)	—	(89,800)
Inventory and other current assets	—	163	89,302	(3,778)	—	85,687
Accounts payable	—	2,001	18,928	(626)	—	20,303
Accrued expenses	38	5,800	1,735	7,181	—	14,754
Decommissioning liabilities	—	—	(1,759)	—	—	(1,759)
Income taxes	13,536	—	—	(3,026)	—	10,510
Other, net	(1,417)	(3,143)	21,280	4,086	—	20,806

Net cash provided by (used in) operating activities	(15,737)	(65,015)	516,928	19,797	—	455,973
Cash flows from investing activities:
Payments for capital expenditures	—	—	(218,726)	(104,518)	—	(323,244)
Acquisitions of businesses, net of cash acquired	—	—	(56,560)	(219,517)	—	(276,077)
Proceeds from sale of business	—	—	5,250	—	—	5,250
Other	—	2,387	(11,537)	(252)	—	(9,402)
Intercompany receivables/payables	12,359	(102,093)	(234,733)	324,467	—	—

Net cash provided by (used in) investing activities	12,359	(99,706)	(516,306)	180	—	(603,473)
Cash flows from financing activities:
Net (payments) borrowings from revolving line of credit	—	(2,000)	—	—	—	(2,000)
Principal payments on long-term debt	—	—	—	(810)	—	(810)
Payment of debt issuance costs	—	(5,182)	—	—	—	(5,182)
Proceeds from exercise of stock options	927	—	—	—	—	927
Excess tax benefit from stock-based compensation	560	—	—	—	—	560
Proceeds from issuance of stock through employee benefit plans	1,891	—	—	—	—	1,891
Other	—	—	—	(3,443)	—	(3,443)

Net cash provided by (used in) financing activities	3,378	(7,182)	—	(4,253)	—	(8,057)

Effect of exchange rate changes on cash	—	—	—	(221)	—	(221)

Net increase (decrease) in cash and cash equivalents	—	(171,903)	622	15,503	—	(155,778)
Cash and cash equivalents at beginning of period	—	171,903	4,871	29,731	—	206,505

Cash and cash equivalents at end of period	$—	$—	$5,493	$45,234	$—	$50,727

SUPERIOR ENERGY SERVICES, INC. AND SUBSIDIARIES

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2009

(in thousands)

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net income (loss)	$(102,323)	$(168,312)	$(14,960)	$17,423	$165,849	$(102,323)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	—	476	184,084	22,554	—	207,114
Deferred income taxes	(73,127)	—	—	(1,577)	—	(74,704)
Excess tax benefit from stock-based compensation	(170)	—	—	—	—	(170)
Reduction in value of assets	—	—	212,527	—	—	212,527
Reduction in value of equity-method investments	—	36,486	—	—	—	36,486
Stock-based and performance share unit compensation expense	—	11,785	—	—	—	11,785
Retirement and deferred compensation plans expense	—	1,550	—	—	—	1,550
(Earnings) losses from consolidated subsidiaries	168,312	448	(2,911)	—	(165,849)	—
(Earnings) losses from equity-method investments, net of cash received	—	27,637	—	969	—	28,606
Amortization of debt acquisition costs and note discount	—	21,744	—	—	—	21,744
Gain on sale of businesses	—	—	(2,084)	—	—	(2,084)
Changes in operating assets and liabilities, net of acquisitions and dispositions:
Accounts receivable	—	(156)	19,940	5,825	—	25,609
Inventory and other current assets	—	(211)	(48,786)	(2,323)	—	(51,320)
Accounts payable	—	609	(27,786)	2,540	—	(24,637)
Accrued expenses	(469)	(13,381)	(27,381)	(33)	—	(41,264)
Income taxes	4,270	—	—	(6,571)	—	(2,301)
Other, net	1,970	6,925	17,493	3,097	—	29,485

Net cash provided by (used in) operating activities	(1,537)	(74,400)	310,136	41,904	—	276,103
Cash flows from investing activities:
Payments for capital expenditures	—	—	(240,907)	(45,370)	—	(286,277)
Acquisitions of businesses, net of cash acquired	—	—	(1,247)	—	—	(1,247)
Proceeds from sale of businesses	—	—	7,716	—	—	7,716
Cash contributed to equity-method investment	—	—	—	(8,694)	—	(8,694)
Other	—	(3,769)	—	—	—	(3,769)
Intercompany receivables/payables	(966)	64,509	(76,684)	13,141	—	—

Net cash provided by (used in) investing activities	(966)	60,740	(311,122)	(40,923)	—	(292,271)
Cash flows from financing activities:
Net (payments) borrowings from revolving line of credit	—	177,000	—	—	—	177,000
Principal payments on long-term debt	—	—	—	(810)	—	(810)
Payment of debt issuance costs	—	(2,308)	—	—	—	(2,308)
Proceeds from exercise of stock options	375	—	—	—	—	375
Excess tax benefit from stock-based compensation	170	—	—	—	—	170
Proceeds from issuance of stock through employee benefit plans	1,958	—	—	—	—	1,958

Net cash provided by (used in) financing activities	2,503	174,692	—	(810)	—	176,385
Effect of exchange rate changes on cash	—	—	—	1,435	—	1,435

Net increase (decrease) in cash and cash equivalents	—	161,032	(986)	1,606	—	161,652
Cash and cash equivalents at beginning of period	—	10,871	5,857	28,125	—	44,853

Cash and cash equivalents at end of period	$—	$171,903	$4,871	$29,731	$—	$206,505

Interim Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Interim Financial Information (Unaudited) [Abstract]
Consolidated interim financial information

	Three Months Ended
	March 31	June 30	Sept. 30	Dec. 31
2011
Revenues	$384,997	$479,893	$537,042	$562,400
Less:
Cost of services, rentals and sales	217,022	250,667	285,124	293,596
Depreciation, depletion, amortization and accretion	55,824	60,020	61,807	67,264

Gross profit	112,151	169,206	190,111	201,540
Net income from continuing operations	9,877	41,375	54,799	53,338
Earnings per share from continuing operations:
Basic	$0.12	$0.52	$0.69	$0.67
Diluted	0.12	0.51	0.67	0.67

	Three Months Ended
	March 31	June 30	Sept. 30	Dec. 31
2010
Revenues	$338,744	$400,411	$402,392	$421,496
Less:
Cost of services, rentals and sales	180,565	211,214	216,564	240,149
Depreciation, depletion, amortization and accretion	48,178	51,238	53,524	55,157

Gross profit	110,001	137,959	132,304	126,190
Net income from continuing operations	20,374	23,949	25,809	16,014
Earnings per share from continuing operations:
Basic	$0.26	$0.30	$0.33	$0.20
Diluted	0.26	0.30	0.32	0.20

Supplementary Oil and Natural Gas Disclosures (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Supplementary Oil and Natural Gas Disclosures [Abstract]
Company's net proved reserves, including the changes therein, and proved developed reserves

	Consolidated		Company’s Share of Equity-Method Investments
	Crude Oil	Natural Gas	Crude Oil	Natural Gas
	(Mbbls)	(Mmcf)	(Mbbls)	(Mmcf)
Proved-developed and undeveloped reserves:
December 31, 2009	—	—	3,242	23,255
Purchase of reserves in place	5,686	4,377	34	8
Revisions	723	1,572	564	692
Extensions, discoveries and other additions	—	—	—	413
Change in ownership percentage	—	—	(32)	(1,347)
Production	(427)	(648)	(413)	(2,910)

December 31, 2010	5,982	5,301	3,395	20,111
Purchase of reserves in place	—	—	958	8,045
Revisions	887	1,338	412	(547)
Extensions, discoveries and other additions	—	—	—	—
Sale of reserves in-place	—	—	(1,159)	(8,467)
Production	(439)	(371)	(399)	(906)

December 31, 2011	6,430	6,268	3,207	18,236

Proved-developed reserves:
December 31, 2010	4,166	3,848	2,972	18,228
December 31, 2011	3,495	3,229	2,606	14,695

Proved-undeveloped reserves:
December 31, 2010	1,817	1,453	423	1,885
December 31, 2011	2,935	3,039	602	3,542

Costs incurred associated with finding, acquiring and developing the Company's proved oil and natural gas reserves

	Consolidated		Company’s Share of Equity-Method Investments
	Years Ended December 31,		Years Ended December 31,
	2011	2010	2011	2010
Acquisition of properties—proved	$—	$34,336	$32,586	$629
Acquisition of properties—unproved	—	—	—	118
Exploratory costs	—	359	—	—
Development costs	10,560	30	18,367	9,980

Total costs incurred	$10,560	$34,725	$50,953	$10,727

Capitalized costs for oil and gas producing activities

	Consolidated		Company’s Share of Equity-Method Investments
	Years Ended December 31,		Years Ended December 31,
	2011	2010	2011	2010
Unproved oil and gas properties	$—	$—	$13,559	$24,097
Proved oil and gas properties	44,109	34,336	159,527	144,324
Accumulated depreciation, depletion and amortization	(8,215)	(3,038)	(52,764)	(49,849)

Capitalized costs, net	$35,894	$31,298	$120,322	$118,572

Company's ownership of productive oil and natural gas wells

	Consolidated Total		Company’s Share of Equity-Method Investments Total
	Productive Wells		Productive Wells
	Gross	Net	Gross	Net
Oil	10.00	5.10	28.50	18.13
Natural gas	—	—	22.70	11.07

Total	10.00	5.10	51.20	29.20

Information relating to acreage held by the Company

			Company’s Share of
	Consolidated		Equity-Method Investments
	Gross	Net	Gross	Net
	Acreage	Acreage	Acreage	Acreage
Developed	17,280	8,813	69,517	38,434
Undeveloped	—	—	5,560	4,574

Total	17,280	8,813	75,077	43,008

Company's drilling activity

	Company’s Share of Equity-Method Investments
	2011		2010
	Gross	Net	Gross	Net
Exploratory Wells
Productive	0.10	0.01	—	—
Non-productive	0.10	0.07	—	—

Total	0.20	0.08	—	—

Development Wells
Productive	0.20	0.03	0.25	0.15
Non-productive	0.10	0.02	—	—

Total	0.30	0.05	0.25	0.15

Company's results of operations for producing activities

	Years Ended December 31,
	2011	2010
Consolidated Entities
Revenues
Sales	$54,442	$39,410

Production costs	12,293	9,511
Exploration expenses	—	359

Depreciation, depletion and amortization	11,928	10,057

	30,221	19,483
Income tax expenses	10,789	7,014

Results of operations from producing activities (excluding corporate overhead)	$19,432	$12,469

Company’s share of equity-method investments
Revenues
Sales	$53,181	$56,964

Production costs	22,034	23,375
Exploration expenses	—	105

Depreciation, depletion and amortization	18,449	18,557

	12,698	14,927
Income tax expenses	4,533	5,373

Results of operations from producing activities (excluding corporate overhead)	$8,165	$9,554

Standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves

			Company’s Share of
	Consolidated		Equity-Method Investments
	2011	2010	2011	2010
Future cash inflows	$701,170	$486,199	$414,246	$356,126
Future production costs	(126,627)	(43,392)	(100,848)	(83,215)
Future development and abandonment costs	(58,388)	(86,125)	(67,760)	(84,260)
Future income tax expenses	(185,816)	(129,262)	(73,202)	(66,161)

Future net cash flows	330,339	227,420	172,436	122,490
10% annual discount for estimated timing of cash flows	92,590	57,928	39,704	20,014

Standardized measure of discounted future net cash flows	$237,749	$169,492	$132,732	$102,476

Summary of changes in standardized measure of discounted future net cash flows applicable to proved oil and natural gas reserves

	Consolidated		Company’s Share of Equity- Method Investment
	2011	2010	2011	2010
Beginning of the period	$169,492	$—	$102,476	$64,136
Net change in sales and transfer prices and in production (lifting) costs related to future production	62,881	102,726	27,944	57,626
Changes in estimated future development costs	8,297	2,950	(8,862)	(9,051)
Sales and transfers of oil and gas produced during the period	(54,057)	(29,542)	(44,268)	(32,370)
Net change due to extensions, discoveries, and improved recovery	—	—	—	2,781
Net changes due to purchases and sales of minerals in place	—	70,993	51,781	(1,912)
Net changes due to revisions in quantity estimates	57,189	38,206	22,005	16,859
Previously estimated development costs incurred during the period	17,980	1,758	13,840	16,570
Exchange transaction	—	—	(23,356)	—
Accretion of discount	26,625	16,484	11,179	8,780
Other-unspecified	(12,650)	2,338	(2,065)	1,496
Net change in income taxes	(38,008)	(36,421)	(17,942)	(22,439)

Aggregate change in the standardized measure of discounted future net cash flows for the year	68,257	169,492	30,256	38,340

End of the period	$237,749	$169,492	$132,732	$102,476

Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2011 Y
Buildings and improvements [Member]
Estimated useful lives of the related assets
Estimated useful lives of the related assets, Minimum	3
Estimated useful lives of the related assets, Maximum	40
Machinery and equipment [Member]
Estimated useful lives of the related assets
Estimated useful lives of the related assets, Minimum	2
Estimated useful lives of the related assets, Maximum	20
Automobiles, trucks, tractors and trailers [Member]
Estimated useful lives of the related assets
Estimated useful lives of the related assets, Minimum	3
Estimated useful lives of the related assets, Maximum	5
Furniture and fixtures [Member]
Estimated useful lives of the related assets
Estimated useful lives of the related assets, Minimum	2
Estimated useful lives of the related assets, Maximum	10

Summary of Significant Accounting Policies (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of activity of goodwill
Goodwill, Beginning Balance	$ 588,000	$ 482,480
Acquisition activities	3,563	93,650
Disposition activities	(519)	(80)
Write down of goodwill	(10,334)	0	0
Additional consideration paid for prior acquisitions	1,000	15,029
Foreign currency translation adjustment	(331)	(3,079)
Goodwill, Ending Balance	581,379	588,000	482,480
Subsea and Well Enhancement [Member]
Summary of activity of goodwill
Goodwill, Beginning Balance	437,684	332,111
Acquisition activities	3,563	93,650
Additional consideration paid for prior acquisitions		14,029
Foreign currency translation adjustment	(296)	(2,106)
Goodwill, Ending Balance	440,951	437,684
Drilling Products and Services [Member]
Summary of activity of goodwill
Goodwill, Beginning Balance	139,463	139,436
Additional consideration paid for prior acquisitions	1,000	1,000
Foreign currency translation adjustment	(35)	(973)
Goodwill, Ending Balance	140,428	139,463
Marine [Member]
Summary of activity of goodwill
Goodwill, Beginning Balance	10,853	10,933
Disposition activities	(519)	(80)
Write down of goodwill	(10,334)
Goodwill, Ending Balance		$ 10,853

Summary of Significant Accounting Policies (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Composition of Intangible and other long-term assets
Gross Amount	$ 950,756	$ 136,048
Accumulated Amortization	(20,620)	(22,065)
Net Balance	930,136	113,983
Deferred compensation plan assets [Member]
Composition of Intangible and other long-term assets
Gross Amount	10,598	10,820
Accumulated Amortization
Net Balance	10,598	10,820
Escrowed cash [Member]
Composition of Intangible and other long-term assets
Gross Amount	50,196	33,013
Accumulated Amortization
Net Balance	50,196	33,013
Restricted cash [Member]
Composition of Intangible and other long-term assets
Gross Amount	785,280
Accumulated Amortization
Net Balance	785,280
Long-term assets held as major replacement spares [Member]
Composition of Intangible and other long-term assets
Gross Amount	13,806	19,999
Accumulated Amortization
Net Balance	13,806	19,999
Customer relationships [Member]
Composition of Intangible and other long-term assets
Gross Amount	23,707	23,306
Accumulated Amortization	(6,144)	(4,317)
Net Balance	17,563	18,989
Trade names [Member]
Composition of Intangible and other long-term assets
Gross Amount	18,005	17,924
Accumulated Amortization	(2,706)	(1,622)
Net Balance	15,299	16,302
Non-compete agreements [Member]
Composition of Intangible and other long-term assets
Gross Amount	1,697	1,320
Accumulated Amortization	(1,126)	(1,211)
Net Balance	571	109
Debt acquisition costs [Member]
Composition of Intangible and other long-term assets
Gross Amount	41,449	25,886
Accumulated Amortization	(10,039)	(14,412)
Net Balance	31,410	11,474
Other [Member]
Composition of Intangible and other long-term assets
Gross Amount	6,018	3,780
Accumulated Amortization	(605)	(503)
Net Balance	$ 5,413	$ 3,277

Summary of Significant Accounting Policies (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Summary of the activity for the Company's decommissioning liabilities
Decommissioning liabilities, December 31, 2010 and 2009, respectively	$ 117,716
Liabilities acquired and incurred		136,559
Liabilities settled	(504)	(1,759)
Accretion	6,752	7,018
Revision in estimated liabilities	(788)	(24,102)
Total decommissioning liabilities, December 31, 2011 and 2010, respectively	123,176	117,716
Less: current portion of decommissioning liabilities at December 31, 2011 and 2010, respectively	14,956	16,929
Long-term decommissioning liabilities, December 31, 2011 and 2010, respectively	$ 108,220	$ 100,787

Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2010 Liftboat	Dec. 31, 2011 Vessel Customer	Dec. 31, 2010 Customer	Dec. 31, 2009	Mar. 31, 2010
Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Number of customer accounted for major revenue		0	0
Maximum percentage of revenue for a single major customer		10.00%	10.00%
Maximum maturity of short-term investments purchased to be cash equivalents		90 days
Inventory included in inventory and other assets	$ 70,000,000	$ 83,100,000	$ 70,000,000
Finished Goods	31,400,000	39,000,000	31,400,000
Work in progress	1,400,000	2,300,000	1,400,000
Raw materials	2,200,000	5,400,000	2,200,000
Supplies and Consumables	35,000,000	36,400,000	35,000,000
Costs and estimated earnings in excess of billings included in other current assets	146,900,000	133,400,000	146,900,000
Capitalized interest on the cost of major capital projects		7,100,000	2,700,000	2,900,000
Amount of liftboat components wrote off	32,000,000	35,800,000	32,000,000
Number of components partially completed	2
Reduction in the value of property, plant and equipment		35,800,000		119,800,000
Percentage of the discounted cash flow method for estimation of fair value of reporting units		80.00%
Percentage of the public company guideline method for estimation of fair value of reporting units		20.00%
Impairment loss		(10,334,000)	0	0
Amount of notes receivable net		115,000,000
Interest rate percentage to record present value of notes receivable		6.58%
Company recorded interest income		4,500,000	4,500,000
Amortization expense exclusive of debt acquisition costs		3,400,000	3,300,000	4,300,000
Amortization of intangible assets exclusive of debt acquisition costs for 2012		3,400,000
Amortization of intangible assets exclusive of debt acquisition costs for 2013		3,300,000
Amortization of intangible assets exclusive of debt acquisition costs for 2014		3,200,000
Amortization of intangible assets exclusive of debt acquisition costs for 2015		3,000,000
Amortization of intangible assets exclusive of debt acquisition costs for 2016		2,900,000
Expense recorded in connection with intangible assets due to the decline in demand for services in the domestic land market area				92,700,000
Decommissioning Liabilities		10,000,000
Number of restored chartered vessels		2
Number of Stock options and restricted stock units excluded in the computation of diluted earnings per share		540,000	1,650,000	1,180,000
Fair value of the debt	902,500,000	1,749,800,000	902,500,000
Foreign currency gains		1,400,000	1,600,000	3,500,000
Percentage of semi annual interest to be received at Fixed Rate					6.88%
Amount of Debt at Fixed Rates		87.00%
Interest rate swap agreement for a notional amount		150,000,000			150,000,000
Variable interest rate, Adjustment		90 days
Unsecured senior notes due 2021 [Member]
Debt (Textual) [Abstract]
Unsecured senior notes, outstanding		800,000,000
Stated interest rate on unsecured senior notes		7.13%
Unsecured senior notes, due date		Dec 15, 2021
Other long term assets as net proceeds from unsecured senior notes		$ 785,300,000
Chevron [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Percentage of revenue from major customer				15.00%
Apache [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Percentage of revenue from major customer				13.00%
BP [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Percentage of revenue from major customer				11.00%
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average useful lives of intangible assets		13
Trade names [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average useful lives of intangible assets		17
Non-compete agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average useful lives of intangible assets		3
Debt Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average useful lives of debt acquisition		9

Supplemental Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Cash Flow Information [Abstract]
Cash paid for interest, net of amounts capitalized		$ 39,539	$ 34,034	$ 28,833
Cash paid for income taxes		22,320	25,435	16,434
Details of business acquisitions:
Fair value of assets		8,650	515,767	1,247
Fair value of liabilities		(6,902)	(228,417)
Cash paid		1,748	287,350	1,247
Less cash acquired			(11,273)
Net cash paid for acquisitions		1,748	276,077	1,247
Details of proceeds from sale of businesses:
Book value of assets		13,791	4,236	5,632
Book value of liabilities			81
Gain on sale of businesses		8,558	1,083	2,084
Receivable due from sale			(150)
Proceeds from sale of businesses	7,700	22,349	5,250	7,716
Non-cash investing activity:
Long term payable on vessel construction				5,000
Capital expenditures included in accounts payable		23,053
Additional consideration payable on acquisitions				484
Non-cash financing activity:
Share settlement for employee tax liability			$ 3,093

Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	Feb. 07, 2012
Assets:
Current assets	$ 751,706
Property, plant and equipment	1,223,448
Goodwill	1,922,277
Intangible and other long-term assets	370,377
Liabilities:
Current liabilities	236,986
Deferred income taxes	435,904
Other long-term liabilities	4,125
Net asset acquired	$ 3,590,793

Acquisitions (Details Textual) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended										1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 07, 2012	Jan. 31, 2010	Sep. 30, 2011 Pressure Pumping Company [Member]	Aug. 30, 2010 Superior Completion Services [Member]	Jan. 26, 2010 Hallin Marine Subsea International Plc [Member]	Jan. 31, 2010 Shell Offshore Inc Gulf of Mexico Bullwinkle Platform [Member]	Jan. 30, 2010 Shell Offshore Inc Gulf of Mexico Bullwinkle Platform [Member]	Feb. 29, 2012 Complete Production Services [Member]	Dec. 31, 2011 Complete Production Services [Member]	Feb. 07, 2012 Complete Production Services [Member]	Dec. 31, 2011 Complete Production Services [Member] Senior Notes Due 2016 [Member]	Feb. 29, 2012 Water transfer and storage company [Member]
Business Acquisitions (Textual) [Abstract]
Approximately cash paid out of the whole amount						$ 500,000	$ 54,300,000	$ 162,300,000					$ 553,300,000		$ 23,500,000
Business acquisition consideration to be paid following settlement of liabilities and administrative formalities						5,800,000
Goodwill Amount				1,922,277,000		3,600,000									9,200,000
Equity interest acquired					100.00%	100.00%		100.00%		100.00%
Acquiree debt repaid								55,500,000
Conveyance of undivided interest in assets and related well plugging and abandonment obligations					49.00%				49.00%
Complete stockholders received of a share of the company's common stock											0.945
Business acquisition cost of acquired entity cash paid per share											$ 7
Total consideration for merger including both cash and stock				2,914,800,000
Expenses acquisition related costs	33,200,000
Shares issued for merger agreement											74.7
Closing price of our common stock on the merger date											$ 30.9
Approximately cash acquisition											2,308,200,000
Company will repay of complete debt												676,000,000		650,000,000
Prepayment premium												26,000,000
Percentage of senior notes												8.00%
Estimated Fair Value of Option Issued for Due to Conversion													1.1999
Estimated Fair Value of Option and Restricted Stock Issued as Consideration													58,100,000
Fair value of options and restricted stock capitalized as part of total consideration													56,600,000
Estimated Fair Value of Option Recorded as Part of Consideration Transferred													52,700,000
Estimated fair value of options and restricted stock related to pre-combination service recorded as expense													3,900,000
Amount expensed over remaining service term of replacement stock option awards											1,500,000
Additional replacement restricted stock awards													600,000
Additional amount of expensed over remaining service term of replacement restricted stock awards											18,200,000
Current year acquisition related expenses												4,500,000
Approximate asset acquired													214,600,000
Fair value of the current assets acquired includes trade receivables												443,700,000
Gross amount due from customers												449,000,000
Customers deemed to be doubtful												5,300,000
Acquisitions (Textual) [Abstract]
Maximum additional consideration for acquisitions payable through 2012		3,000,000
Additional consideration		1,200,000
Capitalized consideration		$ 1,000,000	$ 200,000

Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of income (loss) from discontinued operations
Income (loss) from discontinued operations, net of tax	$ (16,835)	$ (4,329)	$ 18,217
Segment, Discontinued Operations [Member]
Components of income (loss) from discontinued operations
Revenues	105,834	118,573	128,659
Income (loss) from discontinued operations before income tax	(32,051)	(7,558)	26,724
Income tax expense (benefit)	(9,083)	(2,505)	9,825
Gain on disposition, net of tax of $2,425, $359 and $766 in 2011, 2010 and 2009, respectively	6,133	724	1,318
Income (loss) from discontinued operations, net of tax	$ (16,835)	$ (4,329)	$ 18,217

Discontinued Operations (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets and liabilities of disposal groups
Accounts receivable, net	$ 16,342	$ 30,265
Prepaid expenses	1,900	1,403
Inventory and other current assets	2,371	11,521
Current assets of discontinued operations	20,613	43,189
Property, plant and equipment, net	170,222	229,600
Goodwill	9,740	20,595
Intangible and other long-term assets, net	3,875	7,784
Long-term assets of discontinued operations	183,837	257,979
Accounts payable	1,231	3,204
Accrued expenses	13,421	15,068
Current maturities of long-term debt	810	810
Current liabilities of discontinued operations	15,462	19,082
Long-term debt	$ 11,736	$ 12,546

Discontinued Operations (Details Textual) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended				1 Months Ended	3 Months Ended	1 Months Ended
	Mar. 31, 2012 Liftboat	Dec. 31, 2009	Dec. 31, 2011 Liftboat	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 U.S. Government guaranteed long-term financing - interest payable semiannually at 6.45%, due in semiannual installments through June 2027 [Member]	Mar. 31, 2012 Marine [Member]	Dec. 31, 2011 Marine [Member]	Feb. 29, 2012 DB Superior Pride [Member]
Discontinued Operations (Textual) [Abstract]
Numbers of liftboats sold	18		7
Sold liftboats amount		$ 7,700,000	$ 22,349,000	$ 5,250,000	$ 7,716,000		$ 141,400,000		$ 44,500,000
Loss on sale of businesses			8,558,000	1,083,000	2,084,000			10,000,000	3,100,000
Carrying value of goodwill			9,740,000	20,595,000					9,700,000
Write off long lived assets								46,100,000
Outstanding guaranteed long-term financing						12,500,000
Receivable related to liftboat sold				$ 100,000
Number of liftboats administered by the Maritime Administration			2

Long-Term Contracts (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2010	Jan. 30, 2010 Shell Offshore Inc. Gulf of Mexico Bullwinkle Platform [Member]	Dec. 31, 2007 Wild Well [Member] Well	Dec. 31, 2011 Wild Well [Member]	Dec. 31, 2010 Wild Well [Member]	Jan. 31, 2010 Wild Well [Member]
Long-Term Contracts (Textual) [Abstract]
Percentage of ownership acquired by Wild Well in Shell Offshore Inc.'s Gulf of Mexico Bullwinkle platform			100.00%	100.00%
Conveyance of undivided interest in assets and related well plugging and abandonment obligations			49.00%
Performance bonds required to be obtained by Wild Well								$ 50
Amounts to be funded in Escrow account by Wild Well								50
Escrowed cash included in intangible and other long-term assets, net						50.2	33
Deferred revenue included in other long-term liabilities						24.6	16.2
Contractual arrangements fixed sum					750
Number of downed oil and gas platforms and related well facilities decommissioned					7
Costs and estimated earnings in excess of billings included in other current assets	$ 133.4	$ 146.9				$ 129.7	$ 144.5

Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary of property, plant and equipment
Buildings, improvements and leasehold improvements	$ 139,432	$ 127,725
Marine vessels and equipment	417,413	499,398
Machinery and equipment	1,596,580	1,248,318
Automobiles, trucks, tractors and trailers	38,770	31,934
Furniture and fixtures	40,575	35,124
Construction-in-progress	171,108	83,694
Land	29,518	24,223
Oil and gas producing assets	44,109	34,336
Property, plant and equipment, gross	2,477,505	2,084,752
Accumulated depreciation and depletion	(970,137)	(771,602)
Property, plant and equipment, net	$ 1,507,368	$ 1,313,150

Property, Plant and Equipment (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 28, 2009
Property, Plant and Equipment (Additional Textual) [Abstract]
Reduction in value of assets	$ (35,762,000)	$ (32,004,000)	$ (119,844,000)
Property, Plant and Equipment (Textual) [Abstract]
Leasehold improvements	23,200,000	22,700,000
Depreciation expense	212,200,000	195,000,000	189,700,000
Renewal option under capital lease	2 years
Equity interest owns leased assets	5.00%
Entity owning debt	28,900,000
Gross asset value under the capital lease				37,600,000
Depreciation expense	4,200,000	3,800,000
Capital lease payment included in other long term liabilities	29,500,000	33,000,000
Capital lease payment included in accounts payable	3,600,000	3,200,000
Future minimum lease payments under capital lease	3,600,000
Future minimum lease payments under this capital lease Year One	3,900,000
Future minimum lease payments under this capital lease Year Two	4,200,000
Future minimum lease payments under this capital lease Year Three	4,600,000
Future minimum lease payments under this capital lease Year Four	5,000,000
Interest expense with capital lease	3,000,000	3,000,000
Property, plant and equipment [Member]
Property, Plant and Equipment (Additional Textual) [Abstract]
Reduction in value of assets	$ 35,800,000	$ 32,000,000	$ 119,800,000
Capital Lease Obligations [Member]
Property, Plant and Equipment (Additional Textual) [Abstract]
Outstanding senior exchangeable notes	8.50%

Equity-Method Investments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of financial information for all investments that are accounted for using the equity-method of accounting
Current Assets	$ 229,516	$ 104,241
Noncurrent assets	1,305,514	487,136
Total assets	1,535,030	591,377
Current liabilities	202,465	49,587
Noncurrent liabilities	797,031	197,672
Total liabilities	999,496	247,259
Revenues	468,140	204,935	245,092
Cost of sales	181,433	80,525	110,101
Gross profit	286,707	124,410	134,991
Income (loss) from continuing operations	$ 95,581	$ (8,016)	$ (10,024)

Equity-Method Investments (Details Textual) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended				3 Months Ended	2 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended	10 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Dynamic Offshore acquired by SandRidge Energy Inc. [member]	Jun. 30, 2012 Dynamic Offshore acquired by SandRidge Energy Inc. [member] Scenario, Forecast [Member]	Feb. 28, 2011 SPN Resources [Member]	Dec. 31, 2010 SPN Resources [Member]	Dec. 31, 2009 SPN Resources [Member]	Feb. 28, 2011 DBH [Member]	Dec. 31, 2009 DBH [Member]	Dec. 31, 2010 DBH [Member]	Oct. 31, 2009 DBH [Member]	Mar. 31, 2011 Dynamic Offshore [Member]	Dec. 31, 2011 Dynamic Offshore [Member]	Dec. 31, 2011 Dynamic Offshore [Member]	Dec. 31, 2009 Beryl Oil and Gas LP [Member]
Equity-Method Investments (Textual) [Abstract]
Percentage of limited partnership interest													10.00%
Equity-method investments	$ 72,472,000	$ 59,322,000					$ 43,600,000				$ 13,800,000			$ 70,600,000
Equity-method investments			36,486,000													36,500,000
Earnings from equity-method investments	16,394,000	8,245,000	(22,600,000)			200,000	1,200,000	7,600,000	900,000	1,000,000	7,100,000			15,000,000		14,000,000
Receivable from equity method investment							3,200,000				1,400,000			9,800,000
Receivables from Dynamic Offshore															14,000,000
Revenue from equity-method investment						300,000	11,400,000	11,000,000	900,000	2,400,000	4,100,000			44,900,000		7,000,000
Cash contributed to equity-method investment			8,694,000							8,700,000						57,800,000
Cash distributions received from equity-method investment							9,900,000	5,900,000			1,000,000			2,800,000
Equity-method ownership percentage												24.60%				40.00%
Net decrease in its investment in BOG																6,100,000
Net increase in revenue and its investment								600,000								200,000
Equity-Method Investments (Additional Textual) [Abstract]
Cash Consideration to be Paid for Dynamic Offshore				34,100,000
Share Issuable in Acquisition of Dynamic Offshore				7
Gain loss from Equity method investment					$ 18,000,000

Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Company's long-term debt
Long-term debt	$ 1,685,897	$ 866,445
Less current portion	810	184,810
Long-term debt	1,685,087	681,635
Revolving credit facility - interest payable monthly at floating rate, due December 2014 [Member]
Company's long-term debt
Long-term debt	75,000	175,000
U.S. Government guaranteed long-term financing - interest payable semiannually at 6.45%, due in semiannual installments through June 2027 [Member]
Company's long-term debt
Long-term debt	12,546	13,356
Senior Notes - interest payable semiannually at 6.875%, due June 2014 [Member]
Company's long-term debt
Long-term debt	300,000	300,000
Discount on 6.875% Senior Notes [Member]
Company's long-term debt
Long-term debt	(1,649)	(2,248)
Senior Notes interest payable semiannually at 6.375% due May 2019 [Member]
Company's long-term debt
Long-term debt	500,000
Senior Notes interest payable semiannually at 7.125% due December 2021 [Member]
Company's long-term debt
Long-term debt	800,000
Senior Exchangeable Notes - interest payable semiannually at 1.5% until December 2011 and 1.25% thereafter due December 2026 [Member]
Company's long-term debt
Long-term debt		400,000
Discount on 1.5% Senior Exchangeable Notes [Member]
Company's long-term debt
Long-term debt		$ (19,663)

Debt (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Annual maturities of long-term debt
2012	$ 810
2013	810
2014	375,810
2015	810
2016	810
Thereafter	1,308,496
Total	$ 1,687,546

Debt (Details Textual) (USD $)	12 Months Ended				12 Months Ended					12 Months Ended					12 Months Ended
	Dec. 31, 2011	Dec. 03, 2011	Jun. 03, 2011	Dec. 31, 2010	Dec. 31, 2011 U.S. Government guaranteed long-term financing [Member] Liftboat	Dec. 31, 2011 Credit Facility Due 2014 [Member]	Dec. 31, 2011 Unsecured senior notes due 2014 [Member]	Dec. 31, 2011 Unsecured senior notes due 2019 [Member]	Apr. 30, 2011 Unsecured senior notes due 2019 [Member]	Dec. 31, 2011 Unsecured senior notes due 2021 [Member]	Dec. 15, 2011 Senior exchangeable notes [Member]	Feb. 07, 2012 Complete Merger [Member]	Dec. 31, 2011 Revolving Credit Facility [Member]	Dec. 31, 2010 Revolving Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] Complete Merger [Member]
Line of credit facility (Textual) [Abstract]
Revolving Borrowing capacity, current													$ 400,000,000
Line of credit facility maximum borrowing capacity after amendment													600,000,000		600,000,000
Aggregate principal amount of term loan															400,000,000
Repayment installment of term loan															5,000,000
Line of credit facility amendments cost															24,500,000
Line of credit facility weighted average interest rate													5.00%	3.40%
Line of credit letters of credit outstanding													11,000,000
Maturity date of additional bank revolving credit facility												Feb 7, 2017
Debt (Textual) [Abstract]
Debt Maturity Date					Jun 3, 2027	Jul 20, 2014	Jun 1, 2014	May 1, 2019		Dec 15, 2021
Debt instrument, outstanding	1,687,546,000				12,600,000		300,000,000
Number of 245-Foot class liftboats					2
Stated interest rate on unsecured senior notes					6.45%		6.88%	6.38%	6.38%	7.13%	1.50%
Unsecured senior notes, outstanding								500,000,000		800,000,000
Costs associated with the issuance of unsecured senior notes								9,700,000		15,100,000
Redeem unsecured senior exchangeable notes	400,000,000
Purchase price payable for redemption of exchangeable notes											100.00%
Debt (Additional Textual) [Abstract]
Principal payable, semi annual installments		405,000	405,000
Mortgages	2 liftboats
Amount available under revolving credit facility				$ 216,000,000

Stock-Based and Long-Term Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Fair value of stock option grants
Weighted average fair value of grants	$ 13.54	$ 10.56	$ 8.95
Black-Scholes-Merton Assumptions:
Risk free interest rate	0.85%	2.07%	1.77%
Expected life (years)	5	4	4
Volatility	56.31%	49.28%	53.57%
Dividend yield

Stock-Based and Long-Term Compensation (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Summarization of stock option activity
Number of Options, Outstanding, Beginning Balance	5,000,453	3,538,545	3,267,910
Weighted Average Option Price, Outstanding, Beginning Balance	$ 18.78	$ 15.84	$ 15.37
Weighted Average Remaining Contractual Term, Outstanding, Beginning Balance	0	0	0
Aggregate Intrinsic Value, Outstanding, Beginning Balance	$ 0	$ 0	$ 0
Number of Options, Granted	207,183	1,549,058	309,352
Weighted Average Option Price, Granted	$ 28.97	$ 25.04	$ 20.01
Weighted Average Remaining Contractual Term, Granted	0	0	0
Aggregate Intrinsic Value, Granted	0	0	0
Number of Options, Exercised	(876,435)	(87,150)	(38,717)
Weighted Average Option Price, Exercised	$ 11.71	$ 10.62	$ 9.71
Weighted Average Remaining Contractual Term, Exercised	0	0	0
Aggregate Intrinsic Value, Exercised	0	0	0
Number of Options, Outstanding, Ending Balance	4,331,201	5,000,453	3,538,545
Weighted Average Option Price, Outstanding, Ending Balance	$ 20.7	$ 18.78	$ 15.84
Weighted Average Remaining Contractual Term, Outstanding, Ending Balance	6	0	0
Aggregate Intrinsic Value, Outstanding, Ending Balance	36,885	0	0
Number of Options, Exercisable, Ending Balance	3,647,745
Weighted Average Option Price, Exercisable, Ending Balance	$ 19.62
Weighted Average Remaining Contractual Term, Exercisable, Ending Balance	5.4
Aggregate Intrinsic Value, Exercisable, Ending Balance	34,783
Number of Options, Options Expected to Vest, Ending Balance	683,456
Weighted Average Option Price, Options Expected to Vest, Ending Balance	$ 26.46
Weighted Average Remaining Contractual Term, Options Expected to Vest, Ending Balance	8.9
Aggregate Intrinsic Value, Options Expected to Vest, Ending Balance	$ 2,102

Stock-Based and Long-Term Compensation (Details 2) (USD $)	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y	Dec. 31, 2008 Y	Dec. 31, 2011 07.31 - 08.79 [Member] Y	Dec. 31, 2011 09.10 - 09.90 [Member] Y	Dec. 31, 2011 10.36 - 10.90 [Member] Y	Dec. 31, 2011 12.45 - 13.34 [Member] Y	Dec. 31, 2011 17.46 - 23.00 [Member] Y	Dec. 31, 2011 24.00 - 30.00 [Member] Y	Dec. 31, 2011 34.40 - 35.84 [Member] Y	Dec. 31, 2011 40.00 - 40.69 [Member] Y
Summary of stock options outstanding
Range of Exercise Prices, Minimum					$ 7.31	$ 9.1	$ 10.36	$ 12.45	$ 17.46	$ 24	$ 34.4	$ 40
Range of Exercise Prices, Maximum					$ 8.79	$ 9.9	$ 10.9	$ 13.34	$ 23	$ 30	$ 37.64	$ 40.69
Options Outstanding, Shares	3,647,745				61,665	80,313	770,268	309,977	1,502,669	1,133,657	464,239	8,413
Options Outstanding, Weighted Average Remaining Contractual Life	6	0	0	0	1.3	0.4	2.6	6.9	6.3	7.9	6.8	6.2
Options Outstanding, Weighted Average Price	$ 19.62				$ 8.78	$ 9.48	$ 10.66	$ 12.88	$ 19.92	$ 25.98	$ 35.37	$ 40.69
Options Exercisable, Shares					61,665	80,313	770,268	309,977	1,236,572	829,664	350,873	8,413
Options Exercisable, Weighted Average Price					$ 8.78	$ 9.48	$ 10.66	$ 12.88	$ 19.55	$ 25.38	$ 35.57	$ 40.69

Stock-Based and Long-Term Compensation (Details 3) (USD $)	12 Months Ended
Dec. 31, 2011
Summarizes Non-vested Stock Option [Abstract]
Number of Option, Beginning Balance	869,971
Weighted Average Grant Date Fair Value, Beginning Balance	$ 10.23
Number of Option, Granted	207,183
Weighted Average Grant Date Fair Value, Granted	$ 13.54
Number of Option, Vested	(393,698)
Weighted Average Grant Date Fair Value, Vested	$ 9.61
Number of Option, Ending Balance	683,456
Weighted Average Grant Date Fair Value, Ending Balance	$ 11.59

Stock-Based and Long-Term Compensation (Details 4) (Restricted Stock [Member], USD $)	12 Months Ended
Dec. 31, 2011
Restricted Stock [Member]
Summary of restricted stock
Number of Shares, Beginning Balance	792,436
Weighted Average Grant Date Fair Value, Beginning Balance	$ 22.25
Number of Shares, Granted	567,083
Weighted Average Grant Date Fair Value, Granted	$ 28.84
Number of Shares, Vested	(294,144)
Weighted Average Grant Date Fair Value, Vested	$ 19.8
Number of Shares, Forfeited	(25,658)
Weighted Average Grant Date Fair Value, Forfeited	$ 22.49
Number of Shares, Ending Balance	1,039,717
Weighted Average Grant Date Fair Value, Ending Balance	$ 27.07

Stock-Based and Long-Term Compensation (Details 5) (Restricted Stock Units [Member], USD $)	12 Months Ended
Dec. 31, 2011
Restricted Stock Units [Member]
Summary of the activity of restricted stock units
Number of Shares, Beginning Balance	136,173
Weighted Average Grant Date Fair Value, Beginning Balance	$ 27.02
Number of Shares, Granted	34,284
Weighted Average Grant Date Fair Value, Granted	$ 35.1
Number of Shares, Ending Balance	170,457
Weighted Average Grant Date Fair Value, Ending Balance	$ 28.64

Stock-Based and Long-Term Compensation (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Based and Long-Term Compensation (Textual) [Abstract]
Non Qualified Stock Option	207,183	1,549,058	309,352
Vesting of restricted stock	$ 1,600,000
Intrinsic value of option exercised	0	0	0
Proceeds from stock options exercised	10,300,000	900,000	400,000
Tax benefits from stock options exercised	7,400,000	600,000	200,000
Amount paid to employees for settlement			4,700,000
Issue of common stock to employees			71,400
Proceed from issue of shares under employee stock purchase plans	2,206,000	1,891,000	1,958,000
Earnings and losses of deferred compensation plan assets	(822,000)	825,000	571,000
Stock Based and Long-Term Compensation (Additional Textual) [Abstract]
Employee Deferral to Non-Qualified Deferred Compensation Plan	up to 75% of their base salary, up to 100% of their bonus, and up to 100% of the cash portion of their PSU compensation to the plan
Profit Sharing Plan [Member]
Stock Based and Long-Term Compensation (Textual) [Abstract]
Company's contribution	7,400,000	3,300,000	3,800,000
Maximum [Member] | Profit Sharing Plan [Member]
Stock Based and Long-Term Compensation (Textual) [Abstract]
Percentage of employee contribution from their earnings	75.00%
Percentage of company's contribution of employee's salary	5.00%
Stock Options [Member]
Stock Based and Long-Term Compensation (Textual) [Abstract]
Option vested, Period	Over 3 years
Option expires, years	In 10 years
Compensation expense	3,300,000	15,500,000	2,400,000
Number of option modified affecting employees related to management transition		1,418,395
Number of employees affected in connection with management transition		3
Incremental compensation cost related to options		9,800,000
Intrinsic value of option exercised	23,400,000
Unrecognized Compensation expense related to non-vested options outstanding	6,800,000
Compensation expense expected to recognize In 2012	3,700,000
Compensation expense expected to recognize in 2013	2,200,000
Compensation expense expected to recognize in 2014	900,000
Restricted Stock [Member]
Stock Based and Long-Term Compensation (Textual) [Abstract]
Option vested, Period	Over 3 years
Compensation expense	6,000,000	11,400,000	5,800,000
Number of option modified affecting employees related to management transition		282,781
Number of employees affected in connection with management transition		3
Incremental compensation cost related to options		4,300,000
Unrecognized Compensation expense related to non-vested options outstanding	21,800,000
Compensation expense expected to recognize In 2012	9,100,000
Compensation expense expected to recognize in 2013	7,400,000
Compensation expense expected to recognize in 2014	5,300,000
Number of Shares, Granted	567,083
Share Units Outstanding	1,039,717	792,436
Restricted Stock Units [Member]
Stock Based and Long-Term Compensation (Textual) [Abstract]
Option vested, Period	Within 30 days
Compensation expense	1,200,000	1,200,000	600,000
Number of Shares, Granted	34,284
Share Units Outstanding	170,457	136,173
Performance Share Units [Member]
Stock Based and Long-Term Compensation (Textual) [Abstract]
Compensation expense	3,200,000	5,200,000	7,300,000
Performance period of PSU grant, years	3 year
Performance measures for participants	PSUs provide for settlement in cash or up to 50% in equivalent value in the Company’s common stock, if the participant has met specified continued service requirements
Portion of equivalent value in common stock of company after meeting service requirements, at discretion of compensation committee	50.00%
Current liability	3,800,000	6,000,000
Long-term liability	6,800,000	7,000,000
Amount paid to employees for settlement	2,800,000	6,400,000
Issue of common stock to employees	67,300
Share Units Outstanding	366,133
Performance Share Units Outstanding, in 2011	70,522
Performance Share Units Outstanding, in 2012	96,673
Performance Share Units Outstanding, in 2013	81,154
Performance Share Units Outstanding, in 2014	117,784
Employee Stock Purchase Plan [Member]
Stock Based and Long-Term Compensation (Textual) [Abstract]
Common stock reserved for issuance	1,250,000
Compensation expense	388,000	345,000	350,000
Proceed from issue of shares under employee stock purchase plans	2,200,000	1,900,000	2,000,000
Shares issued under Employee Stock Purchase Plan, shares	75,700	94,200	133,400
Deferred Compensation [Member]
Stock Based and Long-Term Compensation (Textual) [Abstract]
Maximum portion of base salary to defer under non-qualified deferred compensation plan	75.00%
Maximum portion of bonus to defer under non-qualified deferred compensation plan	100.00%
Maximum of cash portion of PSU compensation to defer under non-qualified deferred compensation plan	100.00%
Long-term liability	13,000,000	14,200,000
Accounts payable in anticipation of pending payment	2,800,000	3,000,000
Compensation expense related to earnings and losses	100,000	(1,800,000)	(2,800,000)
Deferred compensation plan assets	10,600,000	10,800,000
Earnings and losses of deferred compensation plan assets	(200,000)	800,000	600,000
Supplemental Executive Retirement Plan [Member]
Stock Based and Long-Term Compensation (Textual) [Abstract]
Discretionary contribution to participants retirement account		4,700,000
Employers Contribution to be received by plan participants, Minimum	5.00%
Employers Contribution to be received by plan participants, Maximum	35.00%
Employers contribution	1,000,000	5,500,000	2,200,000
Compensation expense	1,800,000	5,600,000	2,100,000
Amount of the cost recognized	$ 5,500,000	$ 0	$ 0

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of income and loss from continuing operations before income taxes
Domestic	$ 244,401	$ 124,463	$ (220,351)
Foreign	792	7,114	31,664
Income and loss from continuing operations before income taxes	$ 245,193	$ 131,577	$ (188,687)

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current:
Federal	$ 14,227	$ 15,791	$ 585
State	785	1,874	(570)
Foreign	19,716	17,628	16,019
Current income taxes	34,728	35,293	16,034
Deferred:
Federal	51,828	13,897	(81,597)
State	1,121	(761)	(1,415)
Deferred income taxes	48,073	8,276	(74,704)
Federal	51,828	13,897	(81,597)
State	1,121	(761)	(1,415)
Foreign	(1,873)	(2,998)	(1,169)
Deferred Income Taxes	51,076	10,138	(84,181)
Income tax	$ 85,804	$ 45,431	$ (68,147)

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income tax expense (benefit) differs from the amounts computed by applying the U.S. Federal income tax rate of 35% to income (loss) before income taxes
Computed expected tax expense (benefit)	$ 85,818	$ 46,052	$ (66,040)
Increase (decrease) resulting from State and foreign income taxes	(2,106)	1,839	(4,026)
Other	2,092	(2,460)	1,919
Income tax	$ 85,804	$ 45,431	$ (68,147)

Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Allowance for doubtful accounts	$ 9,054	$ 7,097
Operating loss and tax credit carryforwards	24,101	10,120
Compensation and employee benefits	28,305	29,358
Decommissioning liabilities	39,638	37,909
Deferred interest expense related to exchangeable notes		526
Other	35,005	21,626
Net deferred tax assets	136,103	106,636
Deferred tax liabilities:
Property, plant and equipment	317,033	248,453
Notes receivable	25,599	23,857
Goodwill and other intangible assets	22,432	19,555
Deferred revenue on long-term contracts	47,341	53,465
Other	21,987	14,595
Deferred tax liabilities	434,392	359,925
Net deferred tax liability	$ 298,289	$ 253,289

Income Taxes (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax liabilities:
Current deferred income taxes	$ 831	$ 29,353
Noncurrent deferred income taxes	297,458	223,936
Net deferred tax liability	$ 298,289	$ 253,289

Income Taxes (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Activity in unrecognized tax benefits
Unrecognized tax benefits, beginning balance	$ 24,760	$ 11,013	$ 9,652
Additions based on tax positions related to current year		36	3,377
Additions based on tax positions related to prior years	871	16,607	186
Reductions based on tax positions related to prior years	(3,939)	(2,896)	(2,202)
Unrecognized tax benefits, ending balance	$ 21,692	$ 24,760	$ 11,013

Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes (Textual) [Abstract]
U.S. Federal income tax rate on income (loss) before income taxes	35.00%	35.00%	35.00%
Net operating loss carryforwards	$ 1,800,000
State operating loss carryforwards	60,000,000
Expiration dates for utilization of loss carryforwards	2020 through 2026
Annual limitation on utilization of net operating loss carryforwards	600,000
Undistributed earnings of the Company's foreign subsidiaries	154,000,000
Unrecorded tax benefits	21,692,000	24,760,000	11,013,000	9,652,000
Expected future tax benefit for the state loss carryforwards	$ 3,700,000

Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of financial information for the Company's segments
Revenues	$ 562,400	$ 537,042	$ 479,893	$ 384,997	$ 421,496	$ 402,392	$ 400,411	$ 338,744	$ 1,964,332	$ 1,563,043	$ 1,320,641
Cost of services, rentals, and sales (exclusive of items shown separately below)	293,596	285,124	250,667	217,022	240,149	216,564	211,214	180,565	1,046,409	848,492	751,530
Depreciation, depletion, amortization and accretion	67,264	61,807	60,020	55,824	55,157	53,524	51,238	48,178	244,915	208,097	193,992
General and administrative expenses									376,619	332,602	243,988
Reduction in value of assets											212,527
Income (loss) from operations									296,389	173,852	(81,396)
Interest expense, net of amounts capitalized									(72,994)	(56,480)	(49,702)
Interest income									6,226	5,135	926
Other income (expense)									(822)	825	571
Earnings (losses) from equity-method investments, net									16,394	8,245	(22,600)
Reduction in value of equity-method investment											(36,486)
Income (loss) from continuing operations before income taxes									245,193	131,577	(188,687)
Identifiable Assets	4,048,145				2,907,533				4,048,145	2,907,533	2,516,665
Capital expenditures									507,701	323,244	291,277
Subsea and Well Enhancement [Member]
Summary of financial information for the Company's segments
Revenues									1,353,231	1,088,336	893,765
Cost of services, rentals, and sales (exclusive of items shown separately below)									825,762	672,029	607,720
Depreciation, depletion, amortization and accretion									114,106	93,364	88,364
General and administrative expenses									254,418	223,757	152,097
Reduction in value of assets											212,527
Income (loss) from operations									158,945	99,186	(166,943)
Interest income									4,542	4,548
Other income (expense)									105
Income (loss) from continuing operations before income taxes									163,592	103,734	(166,943)
Identifiable Assets	2,863,550				1,769,813				2,863,550	1,769,813	1,377,122
Capital expenditures									286,066	150,313	99,551
Drilling Products and Services [Member]
Summary of financial information for the Company's segments
Revenues									611,101	474,707	426,876
Cost of services, rentals, and sales (exclusive of items shown separately below)									220,647	176,463	143,810
Depreciation, depletion, amortization and accretion									130,809	114,733	105,628
General and administrative expenses									122,201	108,845	91,891
Income (loss) from operations									137,444	74,666	85,547
Income (loss) from continuing operations before income taxes									137,444	74,666	85,547
Identifiable Assets	947,679				802,785				947,679	802,785	759,418
Capital expenditures									219,121	142,942	124,845
Marine [Member]
Summary of financial information for the Company's segments
Identifiable Assets	164,444				255,883				164,444	255,883	299,834
Capital expenditures									2,514	29,989	66,881
Unallocated [Member]
Summary of financial information for the Company's segments
Interest expense, net of amounts capitalized									(72,994)	(56,480)	(49,702)
Interest income									1,684	587	926
Other income (expense)									(927)	825	571
Earnings (losses) from equity-method investments, net									16,394	8,245	(22,600)
Reduction in value of equity-method investment											(36,486)
Income (loss) from continuing operations before income taxes									(55,843)	(46,823)	(107,291)
Identifiable Assets	$ 72,472				$ 79,052				$ 72,472	$ 79,052	$ 80,291

Segment Information (Details 1) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended
	Mar. 31, 2012 Liftboat	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 Liftboat	Dec. 31, 2010	Dec. 31, 2009 Segment
Company's information by geographic area
United States, Revenue										$ 1,438,138	$ 1,134,938	$ 1,030,149
Other Countries, Revenue										526,194	428,105	290,492
Total, Revenues		562,400	537,042	479,893	384,997	421,496	402,392	400,411	338,744	1,964,332	1,563,043	1,320,641
United States, Long-lived assets		1,060,483				881,416				1,060,483	881,416
Other Countries, Long-lived assets		446,885				431,734				446,885	431,734
Total, Long-lived assets		$ 1,507,368				$ 1,313,150				$ 1,507,368	$ 1,313,150
Segment Reporting (Textual) [Abstract]
Numbers of liftboats sold	18									7
Number of segment renamed												2

Guarantee (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Guarantee (Textual) [Abstract]
Decommissioning performance guarantees, estimated value	$ 2.6	$ 2.6
Maximum potential obligation under Decommissioning performance guarantees	158.7
Contractual right to receive payments from third parties	$ 24.6

Commitments and Contingencies (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies (Textual) [Abstract]
Total rent expense related to operating lease	$ 18.3	$ 15.1	$ 12
Future minimum lease payments under non cancelable lease in 2012	20.7
Future minimum lease payments under non cancelable lease in 2013	17
Future minimum lease payments under non cancelable lease in 2014	14.3
Future minimum lease payments under non cancelable lease in 2015	10.8
Future minimum lease payments under non cancelable lease in 2016	9.1
Future minimum lease payments under non cancelable lease in thereafter	$ 30.7

Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of financial assets measured at fair value on recurring basis
Intangible and other long-term assets			$ 0
Fair value measurements used in testing the impairment of long-lived assets
Property, plant and equipment, net	134,000	0	107,591
Fair value measurement at reporting date using	(35,762)	(32,004)	(119,844)
Reduction in value of assets	(46,096)	(32,004)	(212,527)
Intangible and other long-term assets			0
Impairment of Intangible and other Long Term Assets, Net			(92,683)
Goodwill, Fair Value Disclosure	0
Write down of goodwill	(10,334)	0	0
Equity Method Investments, Fair Value Disclosure			0
Reduction in value of equity-method investments			36,486
Level 1 [Member]
Summary of financial assets measured at fair value on recurring basis
Intangible and other long-term assets			0
Fair value measurements used in testing the impairment of long-lived assets
Property, plant and equipment, net	0	0	0
Intangible and other long-term assets			0
Goodwill, Fair Value Disclosure	0
Equity Method Investments, Fair Value Disclosure			0
Level 2 [Member]
Summary of financial assets measured at fair value on recurring basis
Intangible and other long-term assets			0
Fair value measurements used in testing the impairment of long-lived assets
Property, plant and equipment, net	0	0	0
Intangible and other long-term assets			0
Goodwill, Fair Value Disclosure	0
Equity Method Investments, Fair Value Disclosure			0
Level 3 [Member]
Summary of financial assets measured at fair value on recurring basis
Intangible and other long-term assets			0
Fair value measurements used in testing the impairment of long-lived assets
Property, plant and equipment, net	134,000	0	107,591
Intangible and other long-term assets			0
Goodwill, Fair Value Disclosure	0
Equity Method Investments, Fair Value Disclosure			0
Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member]
Summary of financial assets measured at fair value on recurring basis
Intangible and other long-term assets	1,904	161
Fair value measurements used in testing the impairment of long-lived assets
Intangible and other long-term assets	1,904	161
Fair Value, Measurements, Recurring [Member] | Non-qualified deferred compensation assets [Member]
Summary of financial assets measured at fair value on recurring basis
Intangible and other long-term assets	10,597	10,820
Fair value measurements used in testing the impairment of long-lived assets
Intangible and other long-term assets	10,597	10,820
Fair Value, Measurements, Recurring [Member] | Non-qualified deferred compensation liabilities [Member]
Summary of financial assets measured at fair value on recurring basis
Accounts payable	2,790	2,953
Other long-term liabilities	12,975	14,236
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Interest Rate Swap [Member]
Summary of financial assets measured at fair value on recurring basis
Intangible and other long-term assets	0	0
Fair value measurements used in testing the impairment of long-lived assets
Intangible and other long-term assets	0	0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Non-qualified deferred compensation assets [Member]
Summary of financial assets measured at fair value on recurring basis
Intangible and other long-term assets	815	812
Fair value measurements used in testing the impairment of long-lived assets
Intangible and other long-term assets	815	812
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Non-qualified deferred compensation liabilities [Member]
Summary of financial assets measured at fair value on recurring basis
Accounts payable	0	1,429
Other long-term liabilities	0	0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Interest Rate Swap [Member]
Summary of financial assets measured at fair value on recurring basis
Intangible and other long-term assets	1,904	161
Fair value measurements used in testing the impairment of long-lived assets
Intangible and other long-term assets	1,904	161
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Non-qualified deferred compensation assets [Member]
Summary of financial assets measured at fair value on recurring basis
Intangible and other long-term assets	9,782	10,008
Fair value measurements used in testing the impairment of long-lived assets
Intangible and other long-term assets	9,782	10,008
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Non-qualified deferred compensation liabilities [Member]
Summary of financial assets measured at fair value on recurring basis
Accounts payable	2,790	1,524
Other long-term liabilities	12,975	14,236
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Interest Rate Swap [Member]
Summary of financial assets measured at fair value on recurring basis
Intangible and other long-term assets	0	0
Fair value measurements used in testing the impairment of long-lived assets
Intangible and other long-term assets	0	0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Non-qualified deferred compensation assets [Member]
Summary of financial assets measured at fair value on recurring basis
Intangible and other long-term assets	0	0
Fair value measurements used in testing the impairment of long-lived assets
Intangible and other long-term assets	0	0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Non-qualified deferred compensation liabilities [Member]
Summary of financial assets measured at fair value on recurring basis
Accounts payable	0	0
Other long-term liabilities	$ 0	$ 0

Fair Value Measurements (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010 Liftboat	Dec. 31, 2009	Mar. 31, 2010
Schedule of Equity Method Investments [Line Items]
Reduction in value of equity-method investments				$ 36,486,000
Fair Value Measurements (Textual) [Abstract]
Interest rate swap agreement for a notional amount		150,000,000			150,000,000
Percentage of semi annual interest to be received at Fixed Rate					6.88%
Derivative Instrument, Interest Rate Adjustment Interval					90 days
Amount of liftboat components wrote off on long lived assets		46,100,000
Amount of liftboat components wrote off	32,000,000	35,800,000	32,000,000
Number Of Partially Completed Foot Class Liftboats			2
Impairment of Long-Lived Assets Held-for-use		(35,762,000)	(32,004,000)	(119,844,000)
Beryl Oil and Gas LP [Member]
Schedule of Equity Method Investments [Line Items]
Reduction in value of equity-method investments				$ 36,500,000

Derivative Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Location and effect of the derivative instrument on the statements of operations
Amount of gain (loss) recognized	$ (1,743)	$ (161)
Hedged Item - Debt [Member] | Interest Expense, Net [Member]
Location and effect of the derivative instrument on the statements of operations
Amount of gain (loss) recognized	(2,536)	1,581
Interest Rate Swap [Member] | Interest Expense, Net [Member]
Location and effect of the derivative instrument on the statements of operations
Amount of gain (loss) recognized	$ 793	$ (1,742)

Derivative Financial Instruments (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Derivative Financial Instruments (Textual) [Abstract]
Unsecured senior notes maturing in 2014		$ 1,687,546,000
Amount of debt converted from fixed rate to floating rate	150,000,000
Termination date of Swap agreement	Jun 1, 2014
Interest income related to the ineffectiveness associated with the fair value hedge		1,700,000	200,000
Unsecured senior notes due 2014 [Member]
Derivative Financial Instruments (Textual) [Abstract]
Unsecured senior notes maturing in 2014		300,000,000
Stated interest rate on unsecured senior notes		6.88%
Intangible and other long-term assets [Member]
Derivative Financial Instruments (Textual) [Abstract]
Derivative asset		$ 1,900,000	$ 200,000

Financial Information of Guarantor Subsidiaries (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 80,274	$ 50,727	$ 206,505	$ 44,853
Accounts receivable, net	540,602	452,450
Prepaid expenses	34,037	25,828
Inventory and other current assets	228,309	235,047
Total current assets	883,222	764,052
Property, plant and equipment, net	1,507,368	1,313,150
Goodwill	581,379	588,000	482,480
Notes receivable	73,568	69,026
Equity-method investments	72,472	59,322
Intangible and other long-term assets, net	930,136	113,983
Total assets	4,048,145	2,907,533	2,516,665
Current liabilities:
Accounts payable	178,645	110,276
Accrued expenses	197,574	162,044
Income taxes payable	717	2,475
Deferred income taxes	831	29,353
Current portion of decommissioning liabilities	14,956	16,929
Current maturities of long-term debt	810	184,810
Total current liabilities	393,533	505,887
Deferred income taxes	297,458	223,936
Decommissioning liabilities	108,220	100,787
Long-term debt, net	1,685,087	681,635
Other long-term liabilities	110,248	114,737
Stockholders' equity:
Preferred stock of $.01 par value
Common stock of $.001 par value	80	79
Additional paid in capital	447,007	415,278
Accumulated other comprehensive income (loss), net	(26,936)	(25,700)
Retained earnings (accumulated deficit)	1,033,448	890,894
Total stockholders' equity	1,453,599	1,280,551	1,178,045	1,254,273
Total liabilities and stockholders' equity	4,048,145	2,907,533
Parent [Member]
Current assets:
Prepaid expenses	34	18
Total current assets	34	18
Investments in subsidiaries	1,650,049	1,433,087
Total assets	1,650,083	1,433,105
Current liabilities:
Accrued expenses	164	153
Income taxes payable	1,415	4,499
Deferred income taxes	831	29,353
Total current liabilities	2,410	34,005
Deferred income taxes	285,871	211,173
Intercompany payables/(receivables)	(96,989)	(100,884)
Other long-term liabilities	5,192	8,260
Stockholders' equity:
Common stock of $.001 par value	80	79
Additional paid in capital	447,007	415,278
Accumulated other comprehensive income (loss), net	(26,936)	(25,700)
Retained earnings (accumulated deficit)	1,033,448	890,894
Total stockholders' equity	1,453,599	1,280,551
Total liabilities and stockholders' equity	1,650,083	1,433,105
Issuer [Member]
Current assets:
Cash and cash equivalents	29,057	0	171,903	10,871
Accounts receivable, net	531	415
Prepaid expenses	3,893	4,128
Inventory and other current assets	1,796	1,678
Intercompany interest receivable		15,883
Total current assets	35,277	22,104
Property, plant and equipment, net	2,758	3,189
Intercompany notes receivable		456,280
Investments in subsidiaries	2,833,659	2,058,552
Equity-method investments	70,614	43,947
Intangible and other long-term assets, net	828,447	22,455
Total assets	3,770,755	2,606,527
Current liabilities:
Accounts payable	4,307	6,654
Accrued expenses	54,000	42,821
Current maturities of long-term debt		184,000
Total current liabilities	58,307	233,475
Long-term debt, net	1,673,351	669,089
Intercompany payables/(receivables)	356,668	233,339
Other long-term liabilities	32,380	37,537
Stockholders' equity:
Additional paid in capital	124,271	124,271
Accumulated other comprehensive income (loss), net	(26,936)	(25,700)
Retained earnings (accumulated deficit)	1,552,714	1,334,516
Total stockholders' equity	1,650,049	1,433,087
Total liabilities and stockholders' equity	3,770,755	2,606,527
Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	6,272	5,493	4,871	5,857
Accounts receivable, net	437,963	382,935
Prepaid expenses	9,796	8,948
Inventory and other current assets	214,381	222,822
Total current assets	668,412	620,198
Property, plant and equipment, net	1,096,036	957,561
Goodwill	437,614	447,467
Notes receivable	73,568	69,026
Investments in subsidiaries	20,062	21,788
Intangible and other long-term assets, net	71,625	61,722
Total assets	2,367,317	2,177,762
Current liabilities:
Accounts payable	128,996	71,790
Accrued expenses	105,512	91,451
Current portion of decommissioning liabilities	14,956	16,929
Total current liabilities	249,464	180,170
Decommissioning liabilities	108,220	100,787
Intercompany payables/(receivables)	(253,053)	(1,410)
Other long-term liabilities	26,704	19,427
Stockholders' equity:
Preferred stock of $.01 par value		4,347
Retained earnings (accumulated deficit)	2,235,982	(1,874,441)
Total stockholders' equity	2,235,982	1,878,788
Total liabilities and stockholders' equity	2,367,317	2,177,762
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	44,945	45,234	29,731	28,125
Accounts receivable, net	143,444	99,010
Income taxes receivable	698	2,024
Prepaid expenses	20,314	12,734
Inventory and other current assets	12,132	10,547
Total current assets	221,533	169,549
Property, plant and equipment, net	408,574	352,400
Goodwill	143,765	140,533
Investments in subsidiaries		4,347
Equity-method investments	1,858	15,375
Intangible and other long-term assets, net	30,064	29,806
Total assets	805,794	712,010
Current liabilities:
Accounts payable	86,723	64,636
Accrued expenses	38,503	27,619
Current maturities of long-term debt	810	810
Intercompany interest payable		15,883
Total current liabilities	126,036	108,948
Deferred income taxes	11,587	12,763
Long-term debt, net	11,736	12,546
Intercompany notes payable		456,280
Intercompany payables/(receivables)	(7,276)	(125,246)
Other long-term liabilities	45,972	49,513
Stockholders' equity:
Preferred stock of $.01 par value		4,347
Common stock of $.001 par value	4,212	176
Additional paid in capital	517,209	66,762
Accumulated other comprehensive income (loss), net	(26,936)	(25,700)
Retained earnings (accumulated deficit)	123,254	151,621
Total stockholders' equity	617,739	197,206
Total liabilities and stockholders' equity	805,794	712,010
Consolidation, Eliminations [Member]
Current assets:
Accounts receivable, net	(41,336)	(29,910)
Income taxes receivable	(698)	(2,024)
Intercompany interest receivable		(15,883)
Total current assets	(42,034)	(47,817)
Intercompany notes receivable		(456,280)
Investments in subsidiaries	(4,503,770)	(3,517,774)
Total assets	(4,545,804)	(4,021,871)
Current liabilities:
Accounts payable	(41,381)	(32,804)
Accrued expenses	(605)
Income taxes payable	(698)	(2,024)
Intercompany interest payable		(15,883)
Total current liabilities	(42,684)	(50,711)
Intercompany notes payable		(456,280)
Intercompany payables/(receivables)	650	(5,799)
Stockholders' equity:
Preferred stock of $.01 par value		(8,694)
Common stock of $.001 par value	(4,212)	(176)
Additional paid in capital	(641,480)	(191,033)
Accumulated other comprehensive income (loss), net	53,872	51,400
Retained earnings (accumulated deficit)	(3,911,950)	(3,360,578)
Total stockholders' equity	(4,503,770)	(3,509,081)
Total liabilities and stockholders' equity	$ (4,545,804)	$ (4,021,871)

Financial Information of Guarantor Subsidiaries (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial Information Related to Subsidiaries
Revenues	$ 562,400	$ 537,042	$ 479,893	$ 384,997	$ 421,496	$ 402,392	$ 400,411	$ 338,744	$ 1,964,332	$ 1,563,043	$ 1,320,641
Cost of services, rentals, and sales (exclusive of items shown separately below)	293,596	285,124	250,667	217,022	240,149	216,564	211,214	180,565	1,046,409	848,492	751,530
Depreciation, depletion, amortization and accretion	67,264	61,807	60,020	55,824	55,157	53,524	51,238	48,178	244,915	208,097	193,992
General and administrative expenses									376,619	332,602	243,988
Reduction in value of assets											212,527
Income (loss) from operations									296,389	173,852	(81,396)
Other income (expense):
Interest expense, net of amounts capitalized									(72,994)	(56,480)	(49,702)
Interest income									6,226	5,135	926
Intercompany interest income (expense)									0
Other income (expense)									(822)	825	571
Earnings (losses) from equity-method investments, net									16,394	8,245	(22,600)
Reduction in value of equity-method investment											(36,486)
Income (loss) from continuing operations before income taxes									245,193	131,577	(188,687)
Income taxes									85,804	45,431	(68,147)
Net income (loss) from continuing operations									159,389	86,146	(120,540)
Discontinued operations, net of income tax									(16,835)	(4,329)	18,217
Net income (loss)									142,554	81,817	(102,323)
Parent [Member]
Financial Information Related to Subsidiaries
General and administrative expenses									683	322	(184)
Income (loss) from operations									(683)	(322)	184
Other income (expense):
Earnings (losses) from consolidated subsidiaries									218,198	119,801	(168,312)
Income (loss) from continuing operations before income taxes									217,515	119,479	(168,128)
Income taxes									81,533	39,722	(76,443)
Net income (loss) from continuing operations									135,982	79,757	(91,685)
Discontinued operations, net of income tax									6,572	2,060	(10,638)
Net income (loss)									142,554	81,817	(102,323)
Issuer [Member]
Financial Information Related to Subsidiaries
Depreciation, depletion, amortization and accretion									523	515	476
General and administrative expenses									79,672	98,220	60,013
Income (loss) from operations									(80,195)	(98,735)	(60,489)
Other income (expense):
Interest expense, net of amounts capitalized									(72,414)	(53,716)	(48,707)
Interest income									1,097	150	87
Intercompany interest income (expense)									26,673	15,883
Other income (expense)									(1,005)	825	571
Earnings (losses) from consolidated subsidiaries									330,553	255,257	(448)
Earnings (losses) from equity-method investments, net									15,180	985	(21,631)
Reduction in value of equity-method investment											(36,486)
Income (loss) from continuing operations before income taxes									219,889	120,649	(167,103)
Net income (loss) from continuing operations									219,889	120,649	(167,103)
Discontinued operations, net of income tax									(1,691)	(848)	(1,209)
Net income (loss)									218,198	119,801	(168,312)
Guarantor Subsidiaries [Member]
Financial Information Related to Subsidiaries
Revenues									1,624,945	1,295,946	1,178,883
Cost of services, rentals, and sales (exclusive of items shown separately below)									817,551	687,519	688,766
Depreciation, depletion, amortization and accretion									200,614	169,528	171,902
General and administrative expenses									230,972	181,234	154,376
Reduction in value of assets											212,527
Income (loss) from operations									375,808	257,665	(48,688)
Other income (expense):
Interest expense, net of amounts capitalized									(43)	(216)
Interest income									4,536	4,459	670
Other income (expense)									183
Earnings (losses) from consolidated subsidiaries									2,621	3,555	2,911
Income (loss) from continuing operations before income taxes									383,105	265,463	(45,107)
Net income (loss) from continuing operations									383,105	265,463	(45,107)
Discontinued operations, net of income tax									(21,564)	(5,387)	30,147
Net income (loss)									361,541	260,076	(14,960)
Non-Guarantor Subsidiaries [Member]
Financial Information Related to Subsidiaries
Revenues									406,843	337,526	185,048
Cost of services, rentals, and sales (exclusive of items shown separately below)									295,998	231,082	106,054
Depreciation, depletion, amortization and accretion									43,778	38,054	21,614
General and administrative expenses									65,608	53,146	29,783
Income (loss) from operations									1,459	15,244	27,597
Other income (expense):
Interest expense, net of amounts capitalized									(537)	(2,548)	(995)
Interest income									593	526	169
Intercompany interest income (expense)									(26,673)	(15,883)
Earnings (losses) from equity-method investments, net									1,214	7,260	(969)
Income (loss) from continuing operations before income taxes									(23,944)	4,599	25,802
Income taxes									4,271	5,709	8,296
Net income (loss) from continuing operations									(28,215)	(1,110)	17,506
Discontinued operations, net of income tax									(152)	(154)	(83)
Net income (loss)									(28,367)	(1,264)	17,423
Consolidation, Eliminations [Member]
Financial Information Related to Subsidiaries
Revenues									(67,456)	(72,136)	(43,290)
Cost of services, rentals, and sales (exclusive of items shown separately below)									(67,140)	(71,816)	(43,290)
General and administrative expenses									(316)	(320)
Other income (expense):
Earnings (losses) from consolidated subsidiaries									(551,372)	(378,613)	165,849
Income (loss) from continuing operations before income taxes									(551,372)	(378,613)	165,849
Net income (loss) from continuing operations									(551,372)	(378,613)	165,849
Net income (loss)									$ (551,372)	$ (378,613)	$ 165,849

Financial Information of Guarantor Subsidiaries (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial Information Related to Subsidiaries
Net income (loss)	$ 142,554	$ 81,817	$ (102,323)
Disposition of hedging positions of equity-method investments, net of tax			(3,881)
Change in cumulative translation adjustment	(1,236)	(6,704)	17,526
Comprehensive income (loss)	141,318	75,113	(88,678)
Parent [Member]
Financial Information Related to Subsidiaries
Net income (loss)	142,554	81,817	(102,323)
Change in cumulative translation adjustment	(1,236)	(6,704)	17,526
Comprehensive income (loss)	141,318	75,113	(84,797)
Issuer [Member]
Financial Information Related to Subsidiaries
Net income (loss)	218,198	119,801	(168,312)
Disposition of hedging positions of equity-method investments, net of tax			(3,881)
Change in cumulative translation adjustment	(1,236)	(6,704)	17,526
Comprehensive income (loss)	216,962	113,097	(154,667)
Guarantor Subsidiaries [Member]
Financial Information Related to Subsidiaries
Net income (loss)	361,541	260,076	(14,960)
Comprehensive income (loss)	361,541	260,076	(14,960)
Non-Guarantor Subsidiaries [Member]
Financial Information Related to Subsidiaries
Net income (loss)	(28,367)	(1,264)	17,423
Change in cumulative translation adjustment	(1,236)	(6,704)	17,526
Comprehensive income (loss)	(29,603)	(7,968)	34,949
Consolidation, Eliminations [Member]
Financial Information Related to Subsidiaries
Net income (loss)	(551,372)	(378,613)	165,849
Change in cumulative translation adjustment	2,472	13,408	(35,052)
Comprehensive income (loss)	$ (548,900)	$ (365,205)	$ 130,797

Financial Information of Guarantor Subsidiaries (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)		$ 142,554	$ 81,817	$ (102,323)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion, amortization and accretion		257,313	220,835	207,114
Deferred income taxes		48,073	8,276	(74,704)
Excess tax benefit from stock-based compensation		(9,004)	(560)	(170)
Reduction in value of assets		46,096	32,004	212,527
Reduction in value of equity-method investments				36,486
Stock based and performance share unit compensation expense		14,032	27,207	11,785
Retirement and deferred compensation plans expense		1,990	4,825	1,550
(Earnings) losses from equity-method investments, net of cash received		(13,152)	2,905	28,606
Amortization of debt acquisition costs and note discount		25,178	23,954	21,744
Gain on sale of businesses		(8,558)	(1,083)	(2,084)
Other reconciling items, net		(6,426)	(4,708)
Changes in operating assets and liabilities, net of acquisitions and dispositions:
Accounts receivable		(86,814)	(89,800)	25,609
Inventory and other current assets		2,182	85,687	(51,320)
Accounts payable		40,289	20,303	(24,637)
Accrued expenses		24,961	14,754	(41,264)
Decommissioning liabilities		(504)	(1,759)
Income taxes		(1,378)	10,510	(2,301)
Other, net		15,972	20,806	29,485
Net cash provided by operating activities		492,804	455,973	276,103
Cash flows from investing activities:
Payments for capital expenditures		(484,648)	(323,244)	(286,277)
Change in restricted cash held for acquisition of a business		(785,280)
Purchases of short-term investments		(223,491)
Proceeds from sale of short-term investments		223,630
Acquisitions of businesses, net of cash acquired		(1,748)	(276,077)	(1,247)
Proceeds from sale of businesses	7,700	22,349	5,250	7,716
Cash contributed to equity-method investment				(8,694)
Other		(721)	(9,402)	(3,769)
Net cash used in investing activities		(1,249,909)	(603,473)	(292,271)
Cash flows from financing activities:
Net (payments) borrowings from revolving line of credit		(100,000)	(2,000)	177,000
Proceeds from issuance of long-term debt		1,300,000
Principal payments of long-term debt		(400,810)	(810)	(810)
Payment of debt issuance costs		(24,428)	(5,182)	(2,308)
Proceeds from exercise of stock options		10,263	927	375
Excess tax benefit from stock-based compensation		9,004	560	170
Proceeds from issuance of stock through employee benefit plans		2,206	1,891	1,958
Purchase and retirement of stock				0
Other		(9,662)	(3,443)
Net cash used in financing activities		786,573	(8,057)	176,385
Effect of exchange rate changes on cash		79	(221)	1,435
Net increase (decrease) in cash and cash equivalents		29,547	(155,778)	161,652
Cash and cash equivalents at beginning of year		50,727	206,505	44,853
Cash and cash equivalents at end of year	206,505	80,274	50,727	206,505
Parent [Member]
Cash flows from operating activities:
Net income (loss)		142,554	81,817	(102,323)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Deferred income taxes		49,946	10,650	(73,297)
Excess tax benefit from stock-based compensation		(9,004)	(560)	(170)
Earnings (losses) from consolidated subsidiaries		(218,198)	(119,801)	168,312
Changes in operating assets and liabilities, net of acquisitions and dispositions:
Accrued expenses		12	38	(469)
Income taxes		(917)	13,536	4,270
Other, net		(16)	(1,417)	1,970
Net cash provided by operating activities		(35,623)	(15,737)	(1,537)
Cash flows from investing activities:
Intercompany receivables/payables		14,485	12,359	(966)
Net cash used in investing activities		14,485	12,359	(966)
Cash flows from financing activities:
Principal payments of long-term debt				0
Proceeds from exercise of stock options		10,263	927	375
Excess tax benefit from stock-based compensation		9,004	560	170
Proceeds from issuance of stock through employee benefit plans		2,206	1,891	1,958
Other		(335)
Net cash used in financing activities		21,138	3,378	2,503
Issuer [Member]
Cash flows from operating activities:
Net income (loss)		218,198	119,801	(168,312)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion, amortization and accretion		523	515	476
Reduction in value of equity-method investments				36,486
Stock based and performance share unit compensation expense		14,032	27,207	11,785
Retirement and deferred compensation plans expense		1,990	4,825	1,550
Earnings (losses) from consolidated subsidiaries		(330,553)	(255,257)	448
(Earnings) losses from equity-method investments, net of cash received		(12,001)	9,005	27,637
Amortization of debt acquisition costs and note discount		25,154	23,954	21,744
Other reconciling items, net		(1,884)	(161)
Changes in operating assets and liabilities, net of acquisitions and dispositions:
Accounts receivable		(117)	275	(156)
Inventory and other current assets		(117)	163	(211)
Accounts payable		(2,348)	2,001	609
Accrued expenses		7,983	5,800	(13,381)
Other, net		(1,024)	(3,143)	6,925
Net cash provided by operating activities		(80,164)	(65,015)	(74,400)
Cash flows from investing activities:
Payments for capital expenditures		(93)
Change in restricted cash held for acquisition of a business		(785,280)
Purchases of short-term investments		(223,491)
Proceeds from sale of short-term investments		223,630
Other			2,387	(3,769)
Intercompany receivables/payables		125,015	(102,093)	64,509
Net cash used in investing activities		(660,219)	(99,706)	60,740
Cash flows from financing activities:
Net (payments) borrowings from revolving line of credit		(100,000)	(2,000)	177,000
Proceeds from issuance of long-term debt		1,300,000
Principal payments of long-term debt		(400,000)
Payment of debt issuance costs		(24,428)	(5,182)	(2,308)
Purchase and retirement of stock				0
Other		(6,132)
Net cash used in financing activities		769,440	(7,182)	174,692
Net increase (decrease) in cash and cash equivalents		29,057	(171,903)	161,032
Cash and cash equivalents at beginning of year		0	171,903	10,871
Cash and cash equivalents at end of year	171,903	29,057	0	171,903
Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net income (loss)		361,541	260,076	(14,960)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion, amortization and accretion		211,988	181,216	184,084
Reduction in value of assets		46,096	32,004
Earnings (losses) from consolidated subsidiaries		(2,621)	(3,555)	(2,911)
Gain on sale of businesses		(8,558)	(1,083)	(2,084)
Other reconciling items, net		(4,542)	(4,547)
Changes in operating assets and liabilities, net of acquisitions and dispositions:
Accounts receivable		(51,133)	(76,669)	19,940
Inventory and other current assets		5,348	89,302	(48,786)
Accounts payable		26,499	18,928	(27,786)
Accrued expenses		11,801	1,735	(27,381)
Decommissioning liabilities		(504)	(1,759)
Other, net		18,646	21,280	17,493
Net cash provided by operating activities		614,561	516,928	310,136
Cash flows from investing activities:
Payments for capital expenditures		(383,785)	(218,726)	(240,907)
Acquisitions of businesses, net of cash acquired		(1,200)	(56,560)	(1,247)
Proceeds from sale of businesses		22,349	5,250	7,716
Other		(721)	(11,537)
Intercompany receivables/payables		(250,425)	(234,733)	(76,684)
Net cash used in investing activities		(613,782)	(516,306)	(311,122)
Cash flows from financing activities:
Purchase and retirement of stock				0
Net increase (decrease) in cash and cash equivalents		779	622	(986)
Cash and cash equivalents at beginning of year		5,493	4,871	5,857
Cash and cash equivalents at end of year	4,871	6,272	5,493	4,871
Non-Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net income (loss)		(28,367)	(1,264)	17,423
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion, amortization and accretion		44,802	39,104	22,554
Deferred income taxes		(1,873)	(2,374)	(1,577)
(Earnings) losses from equity-method investments, net of cash received		(1,151)	(6,100)	969
Amortization of debt acquisition costs and note discount		24
Changes in operating assets and liabilities, net of acquisitions and dispositions:
Accounts receivable		(35,564)	(13,406)	5,825
Inventory and other current assets		(3,049)	(3,778)	(2,323)
Accounts payable		16,138	(626)	2,540
Accrued expenses		5,165	7,181	(33)
Income taxes		(461)	(3,026)	(6,571)
Other, net		(1,634)	4,086	3,097
Net cash provided by operating activities		(5,970)	19,797	41,904
Cash flows from investing activities:
Payments for capital expenditures		(100,770)	(104,518)	(45,370)
Acquisitions of businesses, net of cash acquired		(548)	(219,517)
Cash contributed to equity-method investment				(8,694)
Other			(252)	0
Intercompany receivables/payables		110,925	324,467	13,141
Net cash used in investing activities		9,607	180	(40,923)
Cash flows from financing activities:
Principal payments of long-term debt		(810)	(810)	(810)
Purchase and retirement of stock				0
Other		(3,195)	(3,443)
Net cash used in financing activities		(4,005)	(4,253)	(810)
Effect of exchange rate changes on cash		79	(221)	1,435
Net increase (decrease) in cash and cash equivalents		(289)	15,503	1,606
Cash and cash equivalents at beginning of year		45,234	29,731	28,125
Cash and cash equivalents at end of year	29,731	44,945	45,234	29,731
Consolidation, Eliminations [Member]
Cash flows from operating activities:
Net income (loss)		(551,372)	(378,613)	165,849
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Earnings (losses) from consolidated subsidiaries		$ 551,372	$ 378,613	$ (165,849)

Financial Information of Guarantor Subsidiaries (Details Textual) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Parent [Member]	Dec. 31, 2010 Parent [Member]	Dec. 31, 2011 Issuer [Member]	Dec. 31, 2010 Issuer [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member]	Dec. 31, 2010 Guarantor Subsidiaries [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2010 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Consolidation, Eliminations [Member]	Dec. 31, 2010 Consolidation, Eliminations [Member]	Dec. 31, 2011 Unsecured senior notes due 2019 [Member]	Apr. 30, 2011 Unsecured senior notes due 2019 [Member]	Dec. 31, 2011 Unsecured senior notes due 2021 [Member]
Financial Information Related to Guarantor Subsidiaries (Textual) [Abstract]
Unsecured senior notes, issued														$ 500	$ 800
Stated interest rate on unsecured senior notes													6.38%	6.38%	7.13%
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01

Interim Financial Information (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated interim financial information
Revenues	$ 562,400	$ 537,042	$ 479,893	$ 384,997	$ 421,496	$ 402,392	$ 400,411	$ 338,744	$ 1,964,332	$ 1,563,043	$ 1,320,641
Less:
Cost of services, rentals and sales	293,596	285,124	250,667	217,022	240,149	216,564	211,214	180,565	1,046,409	848,492	751,530
Depreciation, depletion, amortization and accretion	67,264	61,807	60,020	55,824	55,157	53,524	51,238	48,178	244,915	208,097	193,992
Gross Profit	201,540	190,111	169,206	112,151	126,190	132,304	137,959	110,001
Net income from continuing operations	$ 53,338	$ 54,799	$ 41,375	$ 9,877	$ 16,014	$ 25,809	$ 23,949	$ 20,374	$ 159,389	$ 86,146	$ (120,540)
Earnings per share from continuing operations:
Basic	$ 0.67	$ 0.69	$ 0.52	$ 0.12	$ 0.2	$ 0.33	$ 0.3	$ 0.26	$ 2	$ 1.09	$ (1.54)
Diluted	$ 0.67	$ 0.67	$ 0.51	$ 0.12	$ 0.2	$ 0.32	$ 0.3	$ 0.26	$ 1.97	$ 1.08	$ (1.54)

Supplementary Oil and Natural Gas Disclosures (Unaudited) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 MMBbls	Dec. 31, 2010 MMBbls
Crude Oil (Mbbls) [Member]
Proved Developed and Undeveloped Reserves [Abstract]
Proved Developed and Undeveloped Reserves, Net, Beginning Balance	5,982	0
Purchase of reserves in place		5,686
Revisions	887	723
Production	(439)	(427)
Proved Developed and Undeveloped Reserves, Net, Ending Balance	6,430	5,982
Proved-developed reserves:
Proved Developed Reserves	3,495	4,166
Proved-undeveloped reserves:
Proved Undeveloped Reserves	2,935	1,817
Natural Gas (Mmcf) [Member]
Proved Developed and Undeveloped Reserves [Abstract]
Proved Developed and Undeveloped Reserves, Net, Beginning Balance	5,301	0
Purchase of reserves in place		4,377
Revisions	1,338	1,572
Production	(371)	(648)
Proved Developed and Undeveloped Reserves, Net, Ending Balance	6,268	5,301
Proved-developed reserves:
Proved Developed Reserves	3,229	3,848
Proved-undeveloped reserves:
Proved Undeveloped Reserves	3,039	1,453
Company's Share of Equity-Method Investments [Member] | Crude Oil (Mbbls) [Member]
Proved Developed and Undeveloped Reserves [Abstract]
Proved Developed and Undeveloped Reserves, Net, Beginning Balance	3,395	3,242
Purchase of reserves in place	958	34
Revisions	412	564
Change in ownership percentage		(32)
Production	(399)	(431)
Sale of reserves in-place	(1,159)
Proved Developed and Undeveloped Reserves, Net, Ending Balance	3,207	3,395
Proved-developed reserves:
Proved Developed Reserves	2,606	2,972
Proved-undeveloped reserves:
Proved Undeveloped Reserves	602	423
Company's Share of Equity-Method Investments [Member] | Natural Gas (Mmcf) [Member]
Proved Developed and Undeveloped Reserves [Abstract]
Proved Developed and Undeveloped Reserves, Net, Beginning Balance	20,111	23,255
Purchase of reserves in place	8,045	8
Revisions	(547)	692
Extensions, discoveries and other additions		413
Change in ownership percentage		(1,347)
Production	(906)	(2,910)
Sale of reserves in-place	(8,467)
Proved Developed and Undeveloped Reserves, Net, Ending Balance	18,236	20,111
Proved-developed reserves:
Proved Developed Reserves	14,695	18,228
Proved-undeveloped reserves:
Proved Undeveloped Reserves	3,542	1,885

Supplementary Oil and Natural Gas Disclosures (Unaudited) (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Costs incurred associated with finding, acquiring and developing the Company's proved oil and natural gas reserves
Acquisition of properties - proved		$ 34,336
Exploratory costs		359
Development costs	10,560	30
Total costs incurred	10,560	34,725
Company's Share of Equity-Method Investments [Member]
Costs incurred associated with finding, acquiring and developing the Company's proved oil and natural gas reserves
Acquisition of properties - proved	32,586	629
Acquisition of properties - unproved		118
Development costs	18,367	9,980
Total costs incurred	$ 50,953	$ 10,727

Supplementary Oil and Natural Gas Disclosures (Unaudited) (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Capitalized costs for oil and gas producing activities
Proved oil and gas properties	$ 44,109	$ 34,336
Accumulated depreciation, depletion and amortization	(8,215)	(3,038)
Capitalized costs, net	35,894	31,298
Company's Share of Equity-Method Investments [Member]
Capitalized costs for oil and gas producing activities
Unproved oil and gas properties	13,559	24,097
Proved oil and gas properties	159,527	144,324
Accumulated depreciation, depletion and amortization	(52,764)	(49,849)
Capitalized costs, net	$ 120,322	$ 118,572

Supplementary Oil and Natural Gas Disclosures (Unaudited) (Details 3)	Dec. 31, 2011 Well
Company's ownership of productive oil and natural gas wells
Oil, Gross	10
Oil, Net	5.1
Total Productive Wells, Gross	10
Total Productive Wells, Net	5.1
Company's Share of Equity-Method Investments [Member]
Company's ownership of productive oil and natural gas wells
Oil, Gross	28.5
Oil, Net	18.13
Natural gas, Gross	22.7
Natural gas, Net	11.07
Total Productive Wells, Gross	51.2
Total Productive Wells, Net	29.2

Supplementary Oil and Natural Gas Disclosures (Unaudited) (Details 4)	Dec. 31, 2011 Acreage
Information relating to acreage held by the Company
Developed, Gross Acreage	17,280
Developed, Net Acreage	8,813
Total Developed and Undeveloped Gross Acreage	17,280
Total Developed and Undeveloped Net Acreage	8,813
Company's Share of Equity-Method Investments [Member]
Information relating to acreage held by the Company
Developed, Gross Acreage	69,517
Developed, Net Acreage	38,434
Undeveloped, Gross Acreage	5,560
Undeveloped, Net Acreage	4,574
Total Developed and Undeveloped Gross Acreage	75,077
Total Developed and Undeveloped Net Acreage	43,008

Supplementary Oil and Natural Gas Disclosures (Unaudited) (Details 5)	12 Months Ended
	Dec. 31, 2011 Well	Dec. 31, 2010 Well
Exploratory Wells Drilled
Exploratory Wells Drilled Gross Productive	0.1
Exploratory Wells Drilled Gross Non productive	0.1
Exploratory Wells Drilled Gross Productive and Non Productive	0.2
Exploratory Wells Drilled Net of Productive	0.01
Exploratory Wells Drilled Net of Non Productive	0.07
Exploratory Wells Drilled Net Productive and Non Productive	0.08
Development Wells Drilled
Development Wells Drilled Gross Productive	0.2	0.25
Development Wells Drilled Gross Non Productive	0.1
Development Wells Drilled Gross Productive and Non Productive	0.3	0.25
Development Wells Drilled Net of Productive	0.03	0.15
Development Wells Drilled Net of Non Productive	0.02
Development Wells Drilled Net Productive and Non Productive	0.05	0.15

Supplementary Oil and Natural Gas Disclosures (Unaudited) (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Revenues
Sales	$ 54,442	$ 39,410
Production costs	12,293	9,511
Exploration expenses		359
Depreciation, depletion and amortization	11,928	10,057
Results of operations, income before income taxes	30,221	19,483
Income tax expenses	10,880	7,014
Results of operations from producing activities (excluding corporate overhead)	19,341	12,469
Company's Share of Equity-Method Investments [Member]
Revenues
Sales	53,181	56,964
Production costs	22,034	23,375
Exploration expenses		105
Depreciation, depletion and amortization	18,449	18,557
Results of operations, income before income taxes	12,698	14,927
Income tax expenses	4,533	5,373
Results of operations from producing activities (excluding corporate overhead)	$ 8,615	$ 9,554

Supplementary Oil and Natural Gas Disclosures (Unaudited) (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves
Future cash inflows	$ 701,170	$ 486,199
Future production costs	(126,627)	(43,392)
Future development and abandonment costs	(58,388)	(86,125)
Future income tax expenses	(185,816)	(129,262)
Future net cash flows	330,399	227,420
10% annual discount for estimated timing of cash flows	92,590	57,928
Standardized measure of discounted future net cash flows	237,749	169,492
Company's Share of Equity-Method Investments [Member]
Standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves
Future cash inflows	414,246	356,126
Future production costs	(100,848)	(83,215)
Future development and abandonment costs	(67,760)	(84,260)
Future income tax expenses	(73,202)	(66,161)
Future net cash flows	172,436	122,490
10% annual discount for estimated timing of cash flows	39,704	20,014
Standardized measure of discounted future net cash flows	$ 132,732	$ 102,476

Supplementary Oil and Natural Gas Disclosures (Unaudited) (Details 8) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Summary of changes in standardized measure of discounted future net cash flows applicable to proved oil and natural gas reserves
Beginning of the period	$ 169,492	$ 0
Net change in sales and transfer prices and in production (lifting) costs related to future production	62,881	102,726
Changes in estimated future development costs	8,297	2,950
Sales and transfers of oil and gas produced during the period	(54,057)	(29,542)
Net changes due to purchases and sales of minerals in place		70,993
Net changes due to revisions in quantity estimates	57,189	38,206
Previously estimated development costs incurred during the period	17,980	1,758
Accretion of discount	26,625	16,484
Other-unspecified	(12,650)	2,338
Net change in income taxes	(38,008)	(36,421)
Aggregate change in the standardized measure of discounted future net cash flows for the year	68,257	169,492
End of the period	237,749	169,492
Company's Share of Equity-Method Investments [Member]
Summary of changes in standardized measure of discounted future net cash flows applicable to proved oil and natural gas reserves
Beginning of the period	102,476	64,136
Net change in sales and transfer prices and in production (lifting) costs related to future production	27,944	57,626
Changes in estimated future development costs	(8,862)	(9,051)
Sales and transfers of oil and gas produced during the period	(44,268)	(32,370)
Net change due to extensions, discoveries and improved recovery		2,781
Net changes due to purchases and sales of minerals in place	51,781	(1,912)
Net changes due to revisions in quantity estimates	22,005	16,859
Previously estimated development costs incurred during the period	13,840	16,570
Exchange transaction	(23,356)
Accretion of discount	11,179	8,780
Other-unspecified	(2,065)	1,496
Net change in income taxes	(17,942)	(22,439)
Aggregate change in the standardized measure of discounted future net cash flows for the year	30,256	38,340
End of the period	$ 132,732	$ 102,476

Supplementary Oil and Natural Gas Disclosures (Unaudited) (Details Textual)	12 Months Ended
	Dec. 31, 2011 MMBbls MMBTU	Dec. 31, 2010 MMBoe MMBTU MMBbls	Jan. 31, 2010
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Average production costs per barrel of oil equivalents (BOE)	12.51	19.99
Percentage of annual discount rate for future cash flows	10.00%
Supplementary Oil and Natural Gas Disclosures (Textual) [Abstract]
Percentage of ownership acquired by Wild Well in Shell Offshore Inc.'s Gulf of Mexico Bullwinkle platform			100.00%
Conveyance of undivided interest in assets and related well plugging and abandonment obligations			49.00%
Twelve month average price on the basis of which oil price is estimated	96.19	79.4
Twelve month average price on the basis of which gas price is estimated	4.118	4.38
Crude Oil [Member]
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Average sales prices	108.79	77.04
Natural Gas [Member]
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Average sales prices	3.45	5
Oil and Gas activities [Member]
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Percentage of annual discount rate for future cash flows	10.00%
Company's Share of Equity-Method Investments [Member] | Crude Oil [Member]
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Average sales prices	4.4	4.78
Average production costs per barrel of oil equivalents (BOE)	26.3	25.35
Company's Share of Equity-Method Investments [Member] | Natural Gas [Member]
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Average sales prices	113.28	79.21